                                                    Registration Nos. 333-63412
                                                                      811-04865
    As filed with the Securities and Exchange Commission on March 24, 2006
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.     [ ]     [ ]

                 Post-Effective Amendment No.    [12]     [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                 Amendment No.                   [74]     [X]

                             VARIABLE ACCOUNT A OF
           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          (Exact Name of Registrant)

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

                                80 Pine Street
                           New York, New York 10005
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, including Area Code)

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)
                                70 Pine Street
                           New York, New York 10270

                                (212) 770-7000
              (Guarantor's Telephone Number, Including Area Code)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

   It is proposed that the filing will become effective (check appropriate box)

    [ ]  immediately upon filing pursuant to paragraph (b)
    [ ]  on (date) pursuant to paragraph (b)
    [X]  60 days after filing pursuant to paragraph (a)(1)
    [ ]  on (date) pursuant to paragraph (a)(1)

   If appropriate, check the following box:

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Account A of American International Life Assurance Company of New York under variable annuity contracts and (ii) a guarantee related to insurance obligations under the variable annuity contracts.

                                     NOTE

Registrant is filing this Post-Effective Amendment to the Registration Statement for the purposes of including (i) two supplements to the Registration Statement and (ii) the audited restated financial statements of the Depositor.

                                    PART A

The Prospectus, as supplemented, dated May 2, 2005, is incorporated into Part A of this Post-Effective Amendment No. 12 by reference to the Registrant's Post-Effective Amendment No. 9, as filed on May 2, 2005, to Registrant's Rule 497(e) supplement filed on July 1, 2005, to Registrant's Post-Effective Amendment No. 10, as filed on August 12, 2005, and to Registrant's Post-Effective Amendment No. 11, as filed on October 24, 2005 (File
No. 333-63412).

A supplement dated March 24, 2006 to the Prospectus is included in Part A of this Post-Effective Amendment No. 12.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       VARIABLE ACCOUNT A ("REGISTRANT")
                   GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT
                        SUPPLEMENT DATED MARCH 24, 2006
                                 TO PROSPECTUS
                      DATED MAY 2, 2005, AS SUPPLEMENTED
                     AUGUST 12, 2005 AND OCTOBER 24, 2005

   Effective March 24, 2006, American International Life Assurance Company of New York ("Depositor") is amending the prospectus for the sole purpose of updating the "Legal Proceedings" section.

   The following is added to the "Legal Proceedings" section of the prospectus:

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Depositor, the Registrant and its principal underwriter, American General Equity Services Corporation ("AGESC"), and the Guarantor, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including Depositor, Registrant and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to the receipt of permanent relief, Depositor, Registrant and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                                    PART B

The Statement of Additional Information, as supplemented, dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 12 by reference to the Registrant's Post-Effective Amendment No. 9, as filed on May 2, 2005, to the Registrant's Post-Effective Amendment No. 10, as filed on August 12, 2005, and to the Registrant's Post-Effective Amendment No. 11, as filed on October 24, 2005 (File No. 333-63412).

A supplement dated March 24, 2006 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 12.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              VARIABLE ACCOUNT A
                   GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT
                        SUPPLEMENT DATED MARCH 24, 2006
                    TO STATEMENT OF ADDITIONAL INFORMATION
                      DATED MAY 2, 2005, AS SUPPLEMENTED
                     AUGUST 12, 2005 AND OCTOBER 24, 2005

   Effective March 24, 2006, American International Life Assurance Company of New York ("AI Life") is amending the Statement of Additional Information ("SAI") for the sole purposes of (1) incorporating certain financial information of American International Group, Inc. ("AIG"), the parent company of AI Life into the SAI, (2) including the restated financial statements of AI Life and (3) including unaudited financial statements as of September 30, 2005 for the Variable Account and AI Life.

   FIRST. Beginning on page 7 of the SAI, under "Financial Statements", delete the third paragraph of the subsection titled "Incorporation of AIG Financial Information" and replace it with the following new paragraph:

   We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended
December 31, 2005, File No. 001-08787, filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP ("PwC"), an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

   SECOND. Beginning on page 8 of the SAI, under "Financial Statements," delete the subsection titled "AI Life Financial Statements" and replace it with the following:

AI Life Financial Statements

   The restated financial statements of AI Life as of December 31, 2004 and 2003 and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2004 (restated), appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

   THIRD. Beginning on page 8 of the SAI, delete the subsection titled "Index to Financial Statements" in its entirety and replace it with the following:

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AI Life that we include in this SAI as bearing on the ability of AI Life to meet its obligations under the Contracts.

   You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union, as guarantor, to meet its obligations under the guarantee.

   All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this SAI are incorporated by reference.

I.   Variable Account A 2004 Financial Statements                       Page
                                                                      ---------
Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm.................................................... VA A - 1
Statement of Net Assets as of December 31, 2004...................... VA A - 2
Statement of Operations for the year ended December 31, 2004......... VA A - 4
Statement of Changes in Net Assets for the years ended December 31,
  2004 and 2003 (restated)........................................... VA A - 6
Notes to Financial Statements........................................ VA A - 24

II.  Variable Account A 2005 Interim Financial Statements               Page
                                                                      ---------
Statement of Net Assets as of September 30, 2005..................... VA A - 1
Statement of Operations for the period ended September 30, 2005...... VA A - 3
Statement of Changes in Net Assets for the period ended
  September 30, 2005 and December 31, 2004........................... VA A - 5
Notes to Financial Statements........................................ VA A - 22

III. AI Life 2004 Financial Statements (Restated)                       Page
                                                                      ---------
Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm....................................................     2
Balance Sheets as of December 31, 2004 (Restated) and December 31,
  2003 (Restated)....................................................     3
Statements of Income for the years ended December 31, 2004
  (Restated), 2003 (Restated) and 2002 (Restated)....................     5
Statements of Shareholders' Equity for the years ended December 31,
  2004 (Restated), 2003 (Restated) and 2002 (Restated)...............     6
Statements of Cash Flows for the years ended December 31, 2004
  (Restated), 2003 (Restated) and 2002 (Restated)....................     7
Statements of Comprehensive Income for the years ended December 31,
  2004 (Restated), 2003 (Restated) and 2002 (Restated)...............     8
Notes to Financial Statements........................................     9

IV. AI Life 2005 Interim Financial Statements                             Page
                                                                          ----
Balance Sheets as of September 30, 2005 (Unaudited), December 31, 2004
  (Restated) and December 31, 2003 (Restated)............................  2
Statements of Income for the period ended September 30, 2005 and 2004....  4
Statements of Shareholders' Equity for the period ended September 30,
  2005 (Unaudited), December 31, 2004 (Restated) and December 31, 2003
  (Restated).............................................................  5
Statements of Cash Flows for the period ended September 30, 2005 and 2004 6 Statements of Comprehensive Income for the period ended September 30,
  2005 and 2004..........................................................  7
Notes to Financial Statements............................................  8

V.  National Union December 31, 2004 Financial Statements (Statutory
    Basis)                                                                Page
                                                                          ----
Report of PricewaterhouseCoopers LLP, Independent Auditors...............  1
Statement of Admitted Assets, Liabilities, Capital and Surplus
  (Statutory Basis) as of December 31, 2004..............................  3
Statement of Operations and Capital and Surplus Account (Statutory
  Basis) for the year ended December 31, 2004............................  5
Statement of Cash Flow (Statutory Basis) for the year ended December 31,
  2004...................................................................  6
Notes to Statutory Basis Financial Statements............................  7

[LOGO OF AIG(R) AMERICAN GENERAL]

                                                             Variable Account A
                                                               Variable Annuity

                                                                           2005

                                                                 Interim Report

                                                             September 30, 2005
                                                                    (Unaudited)

                      American International Life Assurance Company of New York

                         A member company of American International Group, Inc.

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF NET ASSETS
September 30, 2005
(Unaudited)

                                                          Due from (to)
                                                             American
                                                          International              Contract   Contract     Net assets
                                             Investment   Life Assurance             owners -   owners -   attributable to
                                            securities -    Company of               annuity  accumulation contract owner
Sub-accounts                                at fair value    New York    Net Assets  reserves   reserves      reserves
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -
  Series I                                   $   315,485      $    -     $   315,485 $      - $   315,485    $   315,485
AIM V.I. International Growth Fund -
  Series I                                       170,366         (10)        170,356        -     170,356        170,356
AllianceBernstein Americas Government
  Income Portfolio - Class A                   3,720,860           -       3,720,860        -   3,720,860      3,720,860
AllianceBernstein Global Bond Portfolio
  - Class A                                    1,455,647         (19)      1,455,628   11,557   1,444,071      1,455,628
AllianceBernstein Global Dollar
  Government Portfolio - Class A               2,395,123           -       2,395,123        -   2,395,123      2,395,123
AllianceBernstein Global Technology
  Portfolio - Class A                         10,749,379           1      10,749,380        -  10,749,380     10,749,380
AllianceBernstein Global Technology
  Portfolio - Class B                          1,551,068           -       1,551,068        -   1,551,068      1,551,068
AllianceBernstein Growth and Income
  Portfolio - Class A                         28,552,659          (3)     28,552,656   18,253  28,534,403     28,552,656
AllianceBernstein Growth and Income
  Portfolio - Class B                         10,338,468           -      10,338,468   24,710  10,313,758     10,338,468
AllianceBernstein Growth Portfolio -
  Class A                                     15,675,782           -      15,675,782        -  15,675,782     15,675,782
AllianceBernstein Growth Portfolio -
  Class B                                      3,340,745          (1)      3,340,744        -   3,340,744      3,340,744
AllianceBernstein High Yield Portfolio -
  Class A                                      2,839,635          (7)      2,839,628    5,668   2,833,960      2,839,628
AllianceBernstein International Portfolio
  - Class A                                    5,781,328          (1)      5,781,327        -   5,781,327      5,781,327
AllianceBernstein International Value
  Portfolio - Class A                          2,096,594          (8)      2,096,586        -   2,096,586      2,096,586
AllianceBernstein Large Cap Growth
  Portfolio - Class A                         20,194,748          (1)     20,194,747   11,222  20,183,525     20,194,747
AllianceBernstein Large Cap Growth
  Portfolio - Class B                          3,449,034           -       3,449,034        -   3,449,034      3,449,034
AllianceBernstein Money Market
  Portfolio - Class A                          2,617,270       6,132       2,623,402        -   2,623,402      2,623,402
AllianceBernstein Money Market
  Portfolio - Class B                          2,351,290       4,841       2,356,131        -   2,356,131      2,356,131
AllianceBernstein Real Estate Investment
  Portfolio - Class A                          4,958,764          (1)      4,958,763    5,212   4,953,551      4,958,763
AllianceBernstein Small Cap Growth
  Portfolio - Class A                          5,113,798           -       5,113,798    8,279   5,105,519      5,113,798
AllianceBernstein Small/Mid Cap Value
  Portfolio - Class A                          5,003,498          (5)      5,003,493        -   5,003,493      5,003,493
AllianceBernstein Total Return Portfolio -
  Class A                                     11,709,575          (3)     11,709,572   33,336  11,676,236     11,709,572
AllianceBernstein U.S. Government/High
  Grade Securities Portfolio - Class A         9,188,257           -       9,188,257   38,472   9,149,785      9,188,257
AllianceBernstein U.S. Government/High
  Grade Securities Portfolio - Class B           151,676          (2)        151,674        -     151,674        151,674
AllianceBernstein Utility Income
  Portfolio - Class A                          4,370,715          (9)      4,370,706        -   4,370,706      4,370,706
AllianceBernstein Value Portfolio - Class
  B                                            4,941,590          (4)      4,941,586        -   4,941,586      4,941,586
AllianceBernstein Worldwide
  Privatization Portfolio - Class A            5,276,707          (5)      5,276,702    5,848   5,270,854      5,276,702
Delaware VIP Balanced Series - Standard
  class                                          131,056          (1)        131,055        -     131,055        131,055
Delaware VIP Capital Reserves Series -
  Standard class                                 229,815         251         230,066        -     230,066        230,066
Delaware VIP Cash Reserves Series -
  Standard class                                 130,845         100         130,945        -     130,945        130,945
Delaware VIP Growth Opportunities
  Series - Standard class                        570,532          (1)        570,531        -     570,531        570,531
Delaware VIP High Yield Series -
  Standard class                                  47,857          (1)         47,856        -      47,856         47,856
Delaware VIP Value Series - Standard
  class                                        1,598,122           -       1,598,122        -   1,598,122      1,598,122
Dreyfus Stock Index Fund, Inc. - Initial
  shares                                       1,472,804          (1)      1,472,803        -   1,472,803      1,472,803
Dreyfus VIF Small Company Stock
  Portfolio - Initial shares                     131,310         (11)        131,299        -     131,299        131,299
Fidelity VIP Asset Manager Portfolio -
  Initial Class                                  469,723           -         469,723        -     469,723        469,723
Fidelity VIP Contrafund Portfolio - Initial
  Class                                          650,811          (4)        650,807        -     650,807        650,807
Fidelity VIP Growth Portfolio - Initial
  Class                                        1,364,799           -       1,364,799        -   1,364,799      1,364,799
Fidelity VIP High Income Portfolio -
  Initial Class                                   87,525           -          87,525        -      87,525         87,525
Fidelity VIP Investment Grade Bond
  Portfolio - Initial Class                      203,731         (11)        203,720        -     203,720        203,720
Fidelity VIP Money Market Portfolio -
  Initial Class                                1,361,962          (5)      1,361,957        -   1,361,957      1,361,957
Fidelity VIP Overseas Portfolio - Initial
  Class                                           79,531          (1)         79,530        -      79,530         79,530
Mercury Basic Value V.I. Fund - Class I           97,806          (1)         97,805        -      97,805         97,805
Mercury Core Bond V.I. Fund - Class I             70,488           -          70,488        -      70,488         70,488
Mercury Global Allocation V.I. Fund -
  Class I                                         66,326          (8)         66,318        -      66,318         66,318
Mercury Global Growth V.I. Fund - Class
  I                                               15,647          (1)         15,646        -      15,646         15,646
Mercury High Current Income V.I. Fund -
  Class I                                         44,080           -          44,080        -      44,080         44,080
Mercury International Value V.I. Fund -
  Class I                                         30,924           4          30,928        -      30,928         30,928
Mercury Large Cap Core V.I. Fund -
  Class I                                         21,473          (2)         21,471        -      21,471         21,471
UBS U.S. Allocation Portfolio                    174,345           2         174,347        -     174,347        174,347
Van Eck Worldwide Emerging Markets
  Fund                                            83,481          (2)         83,479        -      83,479         83,479
Van Eck Worldwide Hard Assets Fund                81,306           1          81,307        -      81,307         81,307
Vanguard LifeStrategy Income Fund                 48,276          (2)         48,274   48,274           -         48,274
Vanguard VIF Balanced Portfolio                  282,632          (1)        282,631  282,631           -        282,631

                            See accompanying notes.

                                   VA A - 1

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF NET ASSETS - CONTINUED
September 30, 2005
(Unaudited)

                                                     Due from (to)
                                                        American
                                                     International             Contract   Contract     Net assets
                                        Investment   Life Assurance            owners -   owners -   attributable to
                                       securities -    Company of              annuity  accumulation contract owner
Sub-accounts                           at fair value    New York    Net Assets reserves   reserves      reserves
--------------------------------------------------------------------------------------------------------------------
Vanguard VIF Capital Growth Portfolio    $ 25,568         $(7)       $ 25,561  $ 25,561      $-         $ 25,561
Vanguard VIF Diversified Value
  Portfolio                                75,106          (4)         75,102    75,102       -           75,102
Vanguard VIF Equity Income Portfolio       51,203          (3)         51,200    51,200       -           51,200
Vanguard VIF Equity Index Portfolio        24,779          (8)         24,771    24,771       -           24,771
Vanguard VIF Growth Portfolio              36,135          (2)         36,133    36,133       -           36,133
Vanguard VIF High Yield Bond Portfolio     24,126          (8)         24,118    24,118       -           24,118
Vanguard VIF International Portfolio       61,120           -          61,120    61,120       -           61,120
Vanguard VIF Mid-Cap Index Portfolio       91,715           1          91,716    91,716       -           91,716
Vanguard VIF Money Market Portfolio        35,982          (1)         35,981    35,981       -           35,981
Vanguard VIF REIT Index Portfolio          82,522          (1)         82,521    82,521       -           82,521
Vanguard VIF Short-Term Investment-
  Grade Portfolio                           5,171           -           5,171     5,171       -            5,171
Vanguard VIF Small Company Growth
  Portfolio                                62,386          (3)         62,383    62,383       -           62,383
Vanguard VIF Total Bond Market Index
  Portfolio                               158,382           -         158,382   158,382       -          158,382
Vanguard VIF Total Stock Market Index
  Portfolio                               183,633          (1)        183,632   183,632       -          183,632

                            See accompanying notes.

                                   VA A - 2

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF OPERATIONS
For the Period Ended September 30, 2005
(Unaudited)

                                         A           B          A+B=C         D             E             F           C+D+E+F
                                     --------- -------------- ---------- ------------ ------------- -------------- --------------
                                                                                                    Net change in
                                               Mortality and                                          unrealized      Increase
                                     Dividends  expense risk     Net     Net realized Capital gain   appreciation  (decrease) in
                                       from         and       investment gain (loss)  distributions (depreciation)   net assets
                                      mutual   administrative   income        on       from mutual        of       resulting from
Sub-accounts                           funds      charges       (loss)   investments      funds      investments     operations
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
  - Series I                         $      -    $  (3,256)   $  (3,256) $   (10,042)   $      -      $   26,971     $   13,673
AIM V.I. International Growth Fund
  - Series I                                -       (1,708)      (1,708)      (3,351)          -          20,506         15,447
AllianceBernstein Americas
  Government Income Portfolio -
  Class A                             267,787      (41,089)     226,698       67,231           -         (90,746)       203,183
AllianceBernstein Global Bond
  Portfolio - Class A                 146,532      (16,811)     129,721      (13,405)     18,690        (245,413)      (110,407)
AllianceBernstein Global Dollar
  Government Portfolio - Class A      146,219      (25,302)     120,917       85,627     110,814        (158,405)       158,953
AllianceBernstein Global
  Technology Portfolio - Class A            -     (115,250)    (115,250)  (1,870,169)          -       1,701,506       (283,913)
AllianceBernstein Global
  Technology Portfolio - Class B            -      (15,954)     (15,954)     (14,133)          -          (3,036)       (33,123)
AllianceBernstein Growth and
  Income Portfolio - Class A          440,001     (317,716)     122,285      444,042           -        (324,908)       241,419
AllianceBernstein Growth and
  Income Portfolio - Class B          138,996     (111,891)      27,105      128,005           -         (79,006)        76,104
AllianceBernstein Growth Portfolio -
  Class A                                   -     (162,764)    (162,764)    (882,062)          -       1,765,685        720,859
AllianceBernstein Growth Portfolio -
  Class B                                   -      (33,958)     (33,958)      53,623           -         152,296        171,961
AllianceBernstein High Yield
  Portfolio - Class A                 245,719      (31,029)     214,690       88,347           -        (301,260)         1,777
AllianceBernstein International
  Portfolio - Class A                  27,666      (57,299)     (29,633)     341,227           -         320,025        631,619
AllianceBernstein International
  Value Portfolio - Class A            11,891      (20,576)      (8,685)     177,986      32,326           6,900        208,527
AllianceBernstein Large Cap Growth
  Portfolio - Class A                       -     (210,576)    (210,576)  (1,465,256)          -       2,851,200      1,175,368
AllianceBernstein Large Cap Growth
  Portfolio - Class B                       -      (35,850)     (35,850)      76,318           -         152,835        193,303
AllianceBernstein Money Market
  Portfolio - Class A                  41,947      (32,598)       9,349            -           -               -          9,349
AllianceBernstein Money Market
  Portfolio - Class B                  29,021      (25,914)       3,107            -           -               -          3,107
AllianceBernstein Real Estate
  Investment Portfolio - Class A      154,110      (49,564)     104,546      282,790     491,281        (541,137)       337,480
AllianceBernstein Small Cap Growth
  Portfolio - Class A                       -      (54,431)     (54,431)     (80,758)          -         110,681        (24,508)
AllianceBernstein Small/Mid Cap
  Value Portfolio - Class A            33,406      (47,965)     (14,559)     128,799     201,775        (128,354)       187,661
AllianceBernstein Total Return
  Portfolio - Class A                 303,804     (124,780)     179,024       79,563           -        (106,774)       151,813
AllianceBernstein U.S. Government/
  High Grade Securities Portfolio -
  Class A                             276,614     (100,470)     176,144       17,999     262,055        (408,062)        48,136
AllianceBernstein U.S. Government/
  High Grade Securities Portfolio -
  Class B                               4,164       (1,617)       2,547          183       4,289          (6,479)           540
AllianceBernstein Utility Income
  Portfolio - Class A                  86,900      (43,184)      43,716      (26,786)          -         717,294        734,224
AllianceBernstein Value Portfolio -
  Class B                              62,344      (52,051)      10,293      196,194      87,608        (133,605)       160,490
AllianceBernstein Worldwide
  Privatization Portfolio - Class A    22,271      (51,918)     (29,647)     116,522           -         631,645        718,520
Delaware VIP Balanced Series -
  Standard class                        3,015       (1,241)       1,774       (6,618)          -           7,485          2,641
Delaware VIP Capital Reserves
  Series - Standard class               6,817       (2,152)       4,665          118           -          (4,319)           464
Delaware VIP Cash Reserves Series -
  Standard class                        2,266       (1,218)       1,048            -           -               -          1,048
Delaware VIP Growth Opportunities
  Series - Standard class                   -       (5,164)      (5,164)      (9,524)          -          39,636         24,948
Delaware VIP High Yield Series -
  Standard class                        3,339         (464)       2,875       (2,507)          -             654          1,022
Delaware VIP Value Series -
  Standard class                       26,642      (14,531)      12,111       10,901           -          47,237         70,249
Dreyfus Stock Index Fund, Inc. -
  Initial shares                       17,457      (16,079)       1,378      (20,932)          -          36,652         17,098
Dreyfus VIF Small Company Stock
  Portfolio - Initial shares                -       (1,665)      (1,665)      10,160       8,062         (18,684)        (2,127)
Fidelity VIP Asset Manager Portfolio
  - Initial Class                      15,343       (5,687)       9,656      (18,345)        197           9,847          1,355
Fidelity VIP Contrafund Portfolio -
  Initial Class                         1,976       (6,947)      (4,971)      13,699         123          61,304         70,155
Fidelity VIP Growth Portfolio -
  Initial Class                         7,208      (14,682)      (7,474)     (82,385)          -         104,140         14,281
Fidelity VIP High Income Portfolio -
  Initial Class                         7,697         (991)       6,706       (1,618)          -          (5,358)          (270)
Fidelity VIP Investment Grade Bond
  Portfolio - Initial Class            14,183       (2,868)      11,315       (6,826)      8,569         (13,846)          (788)
Fidelity VIP Money Market Portfolio
  - Initial Class                      28,064      (14,387)      13,677            -           -               -         13,677
Fidelity VIP Overseas Portfolio -
  Initial Class                           514         (785)        (271)        (498)        403           6,367          6,001
Mercury Basic Value V.I. Fund -
  Class I                                   1       (1,013)      (1,012)         139         594            (782)        (1,061)
Mercury Core Bond V.I. Fund - Class
  I                                     2,470         (743)       1,727          158           -          (1,555)           330
Mercury Global Allocation V.I. Fund
  - Class I                               296         (657)        (361)         (37)          -           4,525          4,127
Mercury Global Growth V.I. Fund -
  Class I                                   -         (150)        (150)         (31)          -           1,474          1,293
Mercury High Current Income V.I.
  Fund - Class I                        2,704         (460)       2,244          (99)          -          (2,280)          (135)

                            See accompanying notes.

                                   VA A - 3

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF OPERATIONS - CONTINUED
For the Period Ended September 30, 2005
(Unaudited)

                                         A           B          A+B=C         D             E             F           C+D+E+F
                                     --------- -------------- ---------- ------------ ------------- -------------- --------------
                                                                                                    Net change in
                                               Mortality and                                          unrealized      Increase
                                     Dividends  expense risk     Net     Net realized Capital gain   appreciation  (decrease) in
                                       from         and       investment gain (loss)  distributions (depreciation)   net assets
                                      mutual   administrative   income        on       from mutual        of       resulting from
Sub-accounts                           funds      charges       (loss)   investments      funds      investments     operations
---------------------------------------------------------------------------------------------------------------------------------
Mercury International Value V.I.
  Fund - Class I                      $   81      $  (300)      $ (219)    $    77       $    -        $ 2,611        $ 2,469
Mercury Large Cap Core V.I. Fund -
  Class I                                  -         (210)        (210)        (29)           -          2,212          1,973
UBS U.S. Allocation Portfolio          2,972       (1,979)         993      (4,652)           -          8,881          5,222
Van Eck Worldwide Emerging
  Markets Fund                           585         (766)        (181)        375            -         14,844         15,038
Van Eck Worldwide Hard Assets
  Fund                                   162         (578)        (416)        234            -         23,729         23,547
Vanguard LifeStrategy Income Fund      1,124         (192)         932         (39)           -            (73)           820
Vanguard VIF Balanced Portfolio        4,068         (869)       3,199       1,082        2,574          8,426         15,281
Vanguard VIF Capital Growth
  Portfolio                              161          (98)          63         159          178            273            673
Vanguard VIF Diversified Value
  Portfolio                              790         (250)         540         696            -          4,638          5,874
Vanguard VIF Equity Income
  Portfolio                              986         (201)         785        (402)       2,259           (479)         2,163
Vanguard VIF Equity Index Portfolio      449          (97)         352          76        1,051           (931)           548
Vanguard VIF Growth Portfolio            161         (137)          24          74            -          1,526          1,624
Vanguard VIF High Yield Bond
  Portfolio                            1,834          (97)       1,737          40            -         (1,525)           252
Vanguard VIF International Portfolio     843         (225)         618         565            -          4,782          5,965
Vanguard VIF Mid-Cap Index
  Portfolio                              570         (276)         294         865            -          7,400          8,559
Vanguard VIF Money Market
  Portfolio                              775         (132)         643           -            -              -            643
Vanguard VIF REIT Index Portfolio      1,942         (266)       1,676       1,061        4,285           (859)         6,163
Vanguard VIF Short-Term
  Investment-Grade Portfolio             174          (21)         153          (3)           -            (93)            57
Vanguard VIF Small Company
  Growth Portfolio                         -         (237)        (237)        105        3,177         (1,498)         1,547
Vanguard VIF Total Bond Market
  Index Portfolio                      1,902         (233)       1,669          56          338         (2,748)          (685)
Vanguard VIF Total Stock Market
  Index Portfolio                      1,896         (670)       1,226         911        2,875            811          5,823


                            See accompanying notes.

                                   VA A - 4

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                                        Sub-accounts
                                                             -------------------------------------------------------------------
                                                                                            AllianceBernstein
                                                                                AIM V.I.         Americas      AllianceBernstein
                                                             AIM V.I. Capital International     Government        Global Bond
                                                               Appreciation   Growth Fund - Income Portfolio -    Portfolio -
                                                             Fund - Series I    Series I         Class A            Class A
                                                             ---------------- ------------- ------------------ -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                                  $ (3,256)      $ (1,708)      $   226,698        $  129,721
   Net realized gain (loss) on investments                        (10,042)        (3,351)           67,231           (13,405)
   Capital gain distributions from mutual funds                         -              -                 -            18,690
   Net change in unrealized appreciation (depreciation) of
     investments                                                   26,971         20,506           (90,746)         (245,413)
                                                                 --------       --------       -----------        ----------
Increase (decrease) in net assets resulting from operations        13,673         15,447           203,183          (110,407)
                                                                 --------       --------       -----------        ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      16,075            870               505            23,614
   Administrative charges                                            (393)          (368)           (2,822)           (1,229)
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                           (98)          (123)          (56,178)          304,653
   Contract withdrawals                                           (33,090)       (18,666)         (536,332)          (75,647)
   Surrender charges                                                 (256)          (820)           (7,332)           (2,242)
   Death benefits                                                       -              -           (77,557)         (158,184)
   Annuity payments                                                     -              -                 -              (851)
                                                                 --------       --------       -----------        ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (17,762)       (19,107)         (679,716)           90,114
                                                                 --------       --------       -----------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (4,089)        (3,660)         (476,533)          (20,293)

NET ASSETS:
   Beginning of year                                              319,574        174,016         4,197,393         1,475,921
                                                                 --------       --------       -----------        ----------
   End of year                                                   $315,485       $170,356       $ 3,720,860        $1,455,628
                                                                 ========       ========       ===========        ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                  $ (4,555)      $ (1,379)      $   178,445        $   69,521
   Net realized gain (loss) on investments                        (45,715)       (11,405)           68,521            39,745
   Capital gain distributions from mutual funds                         -              -                 -            32,018
   Net change in unrealized appreciation (depreciation) of
     investments                                                   64,041         47,312           (83,627)          (28,065)
                                                                 --------       --------       -----------        ----------
Increase (decrease) in net assets resulting from operations        13,771         34,528           163,339           113,219
                                                                 --------       --------       -----------        ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                       5,761          3,135            27,243            51,152
   Administrative charges                                            (455)          (335)           (4,239)           (1,499)
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                        (6,426)       (31,456)         (387,694)         (396,540)
   Contract withdrawals                                           (78,647)        (5,410)         (874,705)         (280,295)
   Surrender charges                                                 (300)          (230)          (16,173)           (3,657)
   Death benefits                                                       -              -           (86,993)          (10,490)
   Annuity payments                                                     -              -                 -            (1,148)
                                                                 --------       --------       -----------        ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (80,067)       (34,296)       (1,342,561)         (642,477)
                                                                 --------       --------       -----------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (66,296)           232        (1,179,222)         (529,258)

NET ASSETS:
   Beginning of year                                              385,870        173,784         5,376,615         2,005,179
                                                                 --------       --------       -----------        ----------
   End of year                                                   $319,574       $174,016       $ 4,197,393        $1,475,921
                                                                 ========       ========       ===========        ==========

                            See accompanying notes.


                                   VA A - 5

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                  Sub-accounts
                                                 ------------------------------------------------------------------------------
                                                  AllianceBernstein   AllianceBernstein   AllianceBernstein  AllianceBernstein
                                                    Global Dollar          Global              Global            Growth and
                                                     Government          Technology          Technology      Income Portfolio -
                                                 Portfolio - Class A Portfolio - Class A Portfolio - Class B      Class A
                                                 ------------------- ------------------- ------------------- ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $   120,917         $  (115,250)        $  (15,954)        $   122,285
   Net realized gain (loss) on investments                85,627          (1,870,169)           (14,133)            444,042
   Capital gain distributions from mutual funds          110,814                   -                  -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                      (158,405)          1,701,506             (3,036)           (324,908)
                                                     -----------         -----------         ----------         -----------
Increase (decrease) in net assets resulting from
  operations                                             158,953            (283,913)           (33,123)            241,419
                                                     -----------         -----------         ----------         -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              1,000              28,102                120              31,490
   Administrative charges                                 (2,320)             (9,031)            (2,000)            (17,388)
   Net transfers from (to) other Sub-accounts
     or fixed rate option                                 87,161            (320,073)             7,736            (450,241)
   Contract withdrawals                                 (352,746)         (1,115,009)           (55,528)         (3,244,788)
   Surrender charges                                      (3,739)            (19,447)            (1,513)            (22,931)
   Death benefits                                        (48,978)            (49,070)           (30,986)           (209,989)
   Annuity payments                                            -                   -                  -              (1,343)
                                                     -----------         -----------         ----------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (319,622)         (1,484,528)           (82,171)         (3,915,190)
                                                     -----------         -----------         ----------         -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                                (160,669)         (1,768,441)          (115,294)         (3,673,771)

NET ASSETS:
   Beginning of year                                   2,555,792          12,517,821          1,666,362          32,226,427
                                                     -----------         -----------         ----------         -----------
   End of year                                       $ 2,395,123         $10,749,380         $1,551,068         $28,552,656
                                                     ===========         ===========         ==========         ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   199,994         $  (182,748)        $  (23,841)        $  (159,525)
   Net realized gain (loss) on investments               381,123          (3,332,345)          (152,062)            186,193
   Capital gain distributions from mutual funds                -                   -                  -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                      (370,539)          3,890,337            223,147           2,976,865
                                                     -----------         -----------         ----------         -----------
Increase (decrease) in net assets resulting from
  operations                                             210,578             375,244             47,244           3,003,533
                                                     -----------         -----------         ----------         -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             21,300              25,617             62,779               8,034
   Administrative charges                                 (3,865)            (13,748)            (2,860)            (25,026)
   Net transfers from (to) other Sub-accounts
     or fixed rate option                               (116,900)           (310,593)          (120,168)            307,141
   Contract withdrawals                               (1,049,060)         (2,083,400)          (109,610)         (5,343,119)
   Surrender charges                                     (12,612)            (27,475)            (3,507)            (55,937)
   Death benefits                                        (23,983)           (132,922)           (58,919)           (556,623)
   Annuity payments                                            -              (5,659)                 -             (32,983)
                                                     -----------         -----------         ----------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                              (1,185,120)         (2,548,180)          (232,285)         (5,698,513)
                                                     -----------         -----------         ----------         -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                                (974,542)         (2,172,936)          (185,041)         (2,694,980)

NET ASSETS:
   Beginning of year                                   3,530,334          14,690,757          1,851,403          34,921,407
                                                     -----------         -----------         ----------         -----------
   End of year                                       $ 2,555,792         $12,517,821         $1,666,362         $32,226,427
                                                     ===========         ===========         ==========         ===========


                            See accompanying notes.

                                   VA A - 6

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                  Sub-accounts
                                                  ----------------------------------------------------------------------------
                                                  AllianceBernstein
                                                      Growth and     AllianceBernstein  AllianceBernstein   AllianceBernstein
                                                  Income Portfolio - Growth Portfolio - Growth Portfolio -     High Yield
                                                       Class B            Class A            Class B       Portfolio - Class A
                                                  ------------------ ------------------ ------------------ -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $    27,105        $  (162,764)        $  (33,958)        $  214,690
   Net realized gain (loss) on investments               128,005           (882,062)            53,623             88,347
   Capital gain distributions from mutual funds                -                  -                  -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                       (79,006)         1,765,685            152,296           (301,260)
                                                     -----------        -----------         ----------         ----------
Increase (decrease) in net assets resulting from
  operations                                              76,104            720,859            171,961              1,777
                                                     -----------        -----------         ----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            378,923              6,610            124,375              2,101
   Administrative charges                                 (9,574)            (9,588)            (3,928)            (2,771)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  (148,400)          (158,755)           155,581            (29,810)
   Contract withdrawals                                 (612,724)        (1,816,473)          (287,219)          (281,704)
   Surrender charges                                     (18,679)           (15,706)           (10,996)            (3,176)
   Death benefits                                        (65,181)           (89,586)           (40,093)           (32,381)
   Annuity payments                                       (3,348)                 -                  -               (454)
                                                     -----------        -----------         ----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                (478,983)        (2,083,498)           (62,280)          (348,195)
                                                     -----------        -----------         ----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (402,879)        (1,362,639)           109,681           (346,418)

NET ASSETS:
   Beginning of year                                  10,741,347         17,038,421          3,231,063          3,186,046
                                                     -----------        -----------         ----------         ----------
   End of year                                       $10,338,468        $15,675,782         $3,340,744         $2,839,628
                                                     ===========        ===========         ==========         ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   (67,676)       $  (238,417)        $  (43,800)        $  164,391
   Net realized gain (loss) on investments               (71,018)        (1,272,664)           (67,013)            18,455
   Capital gain distributions from mutual funds                -                  -                  -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                     1,077,679          3,573,828            483,816             13,719
                                                     -----------        -----------         ----------         ----------
Increase (decrease) in net assets resulting from
  operations                                             938,985          2,062,747            373,003            196,565
                                                     -----------        -----------         ----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          2,138,227              8,570            105,584             60,853
   Administrative charges                                (12,616)           (14,181)            (4,958)            (3,860)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   458,620            (41,397)            11,803           (270,240)
   Contract withdrawals                               (1,023,439)        (1,863,885)          (129,084)          (350,501)
   Surrender charges                                     (25,486)           (10,077)            (2,227)            (9,632)
   Death benefits                                       (171,806)          (302,030)           (74,131)           (51,600)
   Annuity payments                                       (3,974)              (375)                 -               (604)
                                                     -----------        -----------         ----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                               1,359,526         (2,223,375)           (93,013)          (625,584)
                                                     -----------        -----------         ----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                2,298,511           (160,628)           279,990           (429,019)

NET ASSETS:
   Beginning of year                                   8,442,836         17,199,049          2,951,073          3,615,065
                                                     -----------        -----------         ----------         ----------
   End of year                                       $10,741,347        $17,038,421         $3,231,063         $3,186,046
                                                     ===========        ===========         ==========         ==========


                            See accompanying notes.

                                   VA A - 7

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                  Sub-accounts
                                                  ---------------------------------------------------------------------------
                                                                      AllianceBernstein AllianceBernstein
                                                   AllianceBernstein    International       Large Cap       AllianceBernstein
                                                     International    Value Portfolio - Growth Portfolio -  Large Cap Growth
                                                  Portfolio - Class A      Class A           Class A       Portfolio - Class B
                                                  ------------------- ----------------- ------------------ -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $  (29,633)        $   (8,685)       $  (210,576)        $  (35,850)
   Net realized gain (loss) on investments               341,227            177,986         (1,465,256)            76,318
   Capital gain distributions from mutual funds                -             32,326                  -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                       320,025              6,900          2,851,200            152,835
                                                      ----------         ----------        -----------         ----------
Increase (decrease) in net assets resulting from
  operations                                             631,619            208,527          1,175,368            193,303
                                                      ----------         ----------        -----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            107,757             54,169             34,865              7,663
   Administrative charges                                 (4,018)            (2,009)           (13,893)            (4,370)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    27,753             99,391           (544,364)          (180,444)
   Contract withdrawals                                 (513,581)           (94,626)        (2,368,408)          (200,724)
   Surrender charges                                      (3,086)            (3,347)           (24,127)            (7,144)
   Death benefits                                        (23,300)           (18,538)          (209,945)           (38,799)
   Annuity payments                                            -                  -               (823)                 -
                                                      ----------         ----------        -----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                (408,475)            35,040         (3,126,695)          (423,818)
                                                      ----------         ----------        -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  223,144            243,567         (1,951,327)          (230,515)

NET ASSETS:
   Beginning of year                                   5,558,183          1,853,019         22,146,074          3,679,549
                                                      ----------         ----------        -----------         ----------
   End of year                                        $5,781,327         $2,096,586        $20,194,747         $3,449,034
                                                      ==========         ==========        ===========         ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  (59,232)        $  (12,562)       $  (319,098)        $  (52,216)
   Net realized gain (loss) on investments               384,994            119,299         (2,373,682)           135,664
   Capital gain distributions from mutual funds                -              3,001                  -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                       448,980            220,468          4,151,362            150,472
                                                      ----------         ----------        -----------         ----------
Increase (decrease) in net assets resulting from
  operations                                             774,742            330,206          1,458,582            233,920
                                                      ----------         ----------        -----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             98,216            114,679             16,112            126,113
   Administrative charges                                 (4,923)            (1,802)           (20,962)            (6,276)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   160,733            196,622           (595,702)          (196,032)
   Contract withdrawals                                 (562,498)           (93,307)        (3,284,280)          (228,951)
   Surrender charges                                      (2,463)            (3,148)           (33,919)           (10,298)
   Death benefits                                        (26,303)           (19,717)          (346,448)           (10,422)
   Annuity payments                                            -                  -             (1,083)                 -
                                                      ----------         ----------        -----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                (337,238)           193,327         (4,266,282)          (424,866)
                                                      ----------         ----------        -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  437,504            523,533         (2,807,700)          (190,946)

NET ASSETS:
   Beginning of year                                   5,120,679          1,329,486         24,953,774          3,870,495
                                                      ----------         ----------        -----------         ----------
   End of year                                        $5,558,183         $1,853,019        $22,146,074         $3,679,549
                                                      ==========         ==========        ===========         ==========


                            See accompanying notes.

                                   VA A - 8

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                   Sub-accounts
                                                  -------------------------------------------------------------------------------
                                                                                           AllianceBernstein
                                                   AllianceBernstein   AllianceBernstein      Real Estate      AllianceBernstein
                                                     Money Market        Money Market         Investment       Small Cap Growth
                                                  Portfolio - Class A Portfolio - Class B Portfolio - Class A Portfolio - Class A
                                                  ------------------- ------------------- ------------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $     9,349         $     3,107         $  104,546          $  (54,431)
   Net realized gain (loss) on investments                      -                   -            282,790             (80,758)
   Capital gain distributions from mutual funds                 -                   -            491,281                   -
   Net change in unrealized appreciation
     (depreciation) of investments                              -                   -           (541,137)            110,681
                                                      -----------         -----------         ----------          ----------
Increase (decrease) in net assets resulting from
  operations                                                9,349               3,107            337,480             (24,508)
                                                      -----------         -----------         ----------          ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                 450             210,090            113,803              26,632
   Administrative charges                                  (2,192)             (1,390)            (4,300)             (3,170)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    433,787            (832,284)           371,172            (416,238)
   Contract withdrawals                                (1,443,085)           (116,714)          (558,491)           (356,503)
   Surrender charges                                      (10,880)               (113)            (4,350)             (1,878)
   Death benefits                                        (102,068)                  -            (48,109)            (42,603)
   Annuity payments                                             -                   -               (273)               (692)
                                                      -----------         -----------         ----------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,123,988)           (740,411)          (130,548)           (794,452)
                                                      -----------         -----------         ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,114,639)           (737,304)           206,932            (818,960)

NET ASSETS:
   Beginning of year                                    3,738,041           3,093,435          4,751,831           5,932,758
                                                      -----------         -----------         ----------          ----------
   End of year                                        $ 2,623,402         $ 2,356,131         $4,958,763          $5,113,798
                                                      ===========         ===========         ==========          ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $   (33,376)        $   (34,642)        $   38,221          $  (80,120)
   Net realized gain (loss) on investments                      -                   -            404,479            (181,160)
   Capital gain distributions from mutual funds                 -                   -                  -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                              -                   -            806,932             927,250
                                                      -----------         -----------         ----------          ----------
Increase (decrease) in net assets resulting from
  operations                                              (33,376)            (34,642)         1,249,632             665,970
                                                      -----------         -----------         ----------          ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               1,400             549,826             76,303              43,344
   Administrative charges                                  (3,534)             (3,954)            (5,482)             (4,610)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   (206,042)            956,887            362,241             402,514
   Contract withdrawals                                (1,596,725)         (1,848,567)          (584,547)           (858,468)
   Surrender charges                                      (20,110)            (93,387)            (6,272)             (6,538)
   Death benefits                                         (68,508)           (564,392)           (42,369)           (137,257)
   Annuity payments                                             -                   -               (315)               (908)
                                                      -----------         -----------         ----------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,893,519)         (1,003,587)          (200,441)           (561,923)
                                                      -----------         -----------         ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,926,895)         (1,038,229)         1,049,191             104,047

NET ASSETS:
   Beginning of year                                    5,664,936           4,131,664          3,702,640           5,828,711
                                                      -----------         -----------         ----------          ----------
   End of year                                        $ 3,738,041         $ 3,093,435         $4,751,831          $5,932,758
                                                      ===========         ===========         ==========          ==========


                            See accompanying notes.

                                   VA A - 9

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                  Sub-accounts
                                                  -----------------------------------------------------------------------------
                                                                                         AllianceBernstein   AllianceBernstein
                                                  AllianceBernstein                            U.S.                U.S.
                                                    Small/Mid Cap    AllianceBernstein    Government/High     Government/High
                                                  Value Portfolio -    Total Return      Grade Securities    Grade Securities
                                                       Class A      Portfolio - Class A Portfolio - Class A Portfolio - Class B
                                                  ----------------- ------------------- ------------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $  (14,559)        $   179,024         $   176,144          $  2,547
   Net realized gain (loss) on investments              128,799              79,563              17,999               183
   Capital gain distributions from mutual funds         201,775                   -             262,055             4,289
   Net change in unrealized appreciation
     (depreciation) of investments                     (128,354)           (106,774)           (408,062)           (6,479)
                                                     ----------         -----------         -----------          --------
Increase (decrease) in net assets resulting from
  operations                                            187,661             151,813              48,136               540
                                                     ----------         -----------         -----------          --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            68,936             109,469               3,919                 -
   Administrative charges                                (3,828)             (7,875)             (6,987)              (60)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  745,875             510,711             258,665                (1)
   Contract withdrawals                                 (90,311)         (1,077,292)           (756,616)           (5,548)
   Surrender charges                                     (2,573)             (6,841)             (7,720)                -
   Death benefits                                       (72,164)           (186,473)           (114,350)                -
   Annuity payments                                           -              (4,034)             (4,588)                -
                                                     ----------         -----------         -----------          --------
Increase (decrease) in net assets resulting from
  principal transactions                                645,935            (662,335)           (627,677)           (5,609)
                                                     ----------         -----------         -----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 833,596            (510,522)           (579,541)           (5,069)

NET ASSETS:
   Beginning of year                                  4,169,897          12,220,094           9,767,798           156,743
                                                     ----------         -----------         -----------          --------
   End of year                                       $5,003,493         $11,709,572         $ 9,188,257          $151,674
                                                     ==========         ===========         ===========          ========

For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $  (49,234)        $   101,446         $   154,799          $  1,880
   Net realized gain (loss) on investments              206,701              49,946             102,461             1,673
   Capital gain distributions from mutual funds          95,110                   -             305,510             4,543
   Net change in unrealized appreciation
     (depreciation) of investments                      402,655             753,674            (316,671)           (5,213)
                                                     ----------         -----------         -----------          --------
Increase (decrease) in net assets resulting from
  operations                                            655,232             905,066             246,099             2,883
                                                     ----------         -----------         -----------          --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           189,162              63,968              98,637                 -
   Administrative charges                                (4,553)            (11,266)            (10,320)              (76)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  (99,599)            848,845            (354,824)            1,549
   Contract withdrawals                                (326,315)         (2,537,602)         (1,794,036)          (29,939)
   Surrender charges                                     (7,526)            (43,587)            (18,090)             (821)
   Death benefits                                      (135,470)           (140,126)            (85,974)                -
   Annuity payments                                           -              (7,097)             (6,274)                -
                                                     ----------         -----------         -----------          --------
Increase (decrease) in net assets resulting from
  principal transactions                               (384,301)         (1,826,865)         (2,170,881)          (29,287)
                                                     ----------         -----------         -----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 270,931            (921,799)         (1,924,782)          (26,404)

NET ASSETS:
   Beginning of year                                  3,898,966          13,141,893          11,692,580           183,147
                                                     ----------         -----------         -----------          --------
   End of year                                       $4,169,897         $12,220,094         $ 9,767,798          $156,743
                                                     ==========         ===========         ===========          ========


                            See accompanying notes.

                                   VA A - 10

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                 Sub-accounts
                                                  --------------------------------------------------------------------------
                                                                                         AllianceBernstein
                                                   AllianceBernstein  AllianceBernstein      Worldwide        Delaware VIP
                                                    Utility Income    Value Portfolio -    Privatization    Balanced Series -
                                                  Portfolio - Class A      Class B      Portfolio - Class A  Standard class
                                                  ------------------- ----------------- ------------------- -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $   43,716         $   10,293         $  (29,647)         $  1,774
   Net realized gain (loss) on investments               (26,786)           196,194            116,522            (6,618)
   Capital gain distributions from mutual funds                -             87,608                  -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                       717,294           (133,605)           631,645             7,485
                                                      ----------         ----------         ----------          --------
Increase (decrease) in net assets resulting from
  operations                                             734,224            160,490            718,520             2,641
                                                      ----------         ----------         ----------          --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             32,814            141,880             40,956                 -
   Administrative charges                                 (2,993)            (5,149)            (3,464)              (79)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    26,088            279,562             25,999                 1
   Contract withdrawals                                 (462,566)          (221,304)          (371,421)          (20,633)
   Surrender charges                                      (7,526)            (3,610)            (2,105)                -
   Death benefits                                        (45,350)           (98,896)           (92,213)                -
   Annuity payments                                            -                  -               (294)                -
                                                      ----------         ----------         ----------          --------
Increase (decrease) in net assets resulting from
  principal transactions                                (459,533)            92,483           (402,542)          (20,711)
                                                      ----------         ----------         ----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  274,691            252,973            315,978           (18,070)

NET ASSETS:
   Beginning of year                                   4,096,015          4,688,613          4,960,724           149,125
                                                      ----------         ----------         ----------          --------
   End of year                                        $4,370,706         $4,941,586         $5,276,702          $131,055
                                                      ==========         ==========         ==========          ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $   30,547         $  (23,068)        $  (51,151)         $  1,413
   Net realized gain (loss) on investments              (186,225)           132,888            (10,061)           (7,330)
   Capital gain distributions from mutual funds                -                  -                  -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                       964,949            393,505            975,231            12,531
                                                      ----------         ----------         ----------          --------
Increase (decrease) in net assets resulting from
  operations                                             809,271            503,325            914,019             6,614
                                                      ----------         ----------         ----------          --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             58,348            235,173             29,930                 -
   Administrative charges                                 (3,580)            (6,343)            (4,503)             (159)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   337,550             62,669            391,237                10
   Contract withdrawals                                 (634,760)          (356,008)          (676,641)          (19,698)
   Surrender charges                                      (3,385)            (7,197)            (8,172)                -
   Death benefits                                        (76,918)          (137,601)           (77,774)                -
   Annuity payments                                            -                  -               (342)                -
                                                      ----------         ----------         ----------          --------
Increase (decrease) in net assets resulting from
  principal transactions                                (322,745)          (209,307)          (346,265)          (19,847)
                                                      ----------         ----------         ----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  486,526            294,018            567,754           (13,233)

NET ASSETS:
   Beginning of year                                   3,609,489          4,394,595          4,392,970           162,358
                                                      ----------         ----------         ----------          --------
   End of year                                        $4,096,015         $4,688,613         $4,960,724          $149,125
                                                      ==========         ==========         ==========          ========


                            See accompanying notes.

                                   VA A - 11

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                               Sub-accounts
                                                  -----------------------------------------------------------------------
                                                                                        Delaware VIP
                                                    Delaware VIP      Delaware VIP         Growth
                                                  Capital Reserves    Cash Reserves     Opportunities   Delaware VIP High
                                                  Series - Standard Series - Standard Series - Standard  Yield Series -
                                                        class             class             class        Standard class
                                                  ----------------- ----------------- ----------------- -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $  4,665          $   1,048         $ (5,164)          $ 2,875
   Net realized gain (loss) on investments                 118                  -           (9,524)           (2,507)
   Capital gain distributions from mutual funds              -                  -                -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                      (4,319)                 -           39,636               654
                                                      --------          ---------         --------           -------
Increase (decrease) in net assets resulting from
  operations                                               464              1,048           24,948             1,022
                                                      --------          ---------         --------           -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                -                  -                -                 -
   Administrative charges                                  (58)               (64)            (346)              (12)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     252                108               (4)                -
   Contract withdrawals                                 (1,311)                 -          (76,908)           (5,078)
   Surrender charges                                         -                  -                -                 -
   Death benefits                                            -                  -                -                 -
   Annuity payments                                          -                  -                -                 -
                                                      --------          ---------         --------           -------
Increase (decrease) in net assets resulting from
  principal transactions                                (1,117)                44          (77,258)           (5,090)
                                                      --------          ---------         --------           -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (653)             1,092          (52,310)           (4,068)

NET ASSETS:
   Beginning of year                                   230,719            129,853          622,841            51,924
                                                      --------          ---------         --------           -------
   End of year                                        $230,066          $ 130,945         $570,531           $47,856
                                                      ========          =========         ========           =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  7,304          $  (1,186)        $ (7,123)          $ 2,504
   Net realized gain (loss) on investments                 296                  -          (13,130)           (3,517)
   Capital gain distributions from mutual funds              -                  -                -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                      (2,133)                 -           83,457             7,186
                                                      --------          ---------         --------           -------
Increase (decrease) in net assets resulting from
  operations                                             5,467             (1,186)          63,204             6,173
                                                      --------          ---------         --------           -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                -                  -                -                 -
   Administrative charges                                 (106)              (125)            (570)              (73)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                      (5)                 7              (10)               (2)
   Contract withdrawals                                 (3,287)          (453,329)         (54,704)           (6,145)
   Surrender charges                                         -                  -                -                 -
   Death benefits                                            -                  -                -                 -
   Annuity payments                                          -                  -                -                 -
                                                      --------          ---------         --------           -------
Increase (decrease) in net assets resulting from
  principal transactions                                (3,398)          (453,447)         (55,284)           (6,220)
                                                      --------          ---------         --------           -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,069           (454,633)           7,920               (47)

NET ASSETS:
   Beginning of year                                   228,650            584,486          614,921            51,971
                                                      --------          ---------         --------           -------
   End of year                                        $230,719          $ 129,853         $622,841           $51,924
                                                      ========          =========         ========           =======


                            See accompanying notes.

                                   VA A - 12

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                Sub-accounts
                                                  -------------------------------------------------------------------------
                                                                                     Dreyfus VIF Small
                                                   Delaware VIP    Dreyfus Stock       Company Stock    Fidelity VIP Asset
                                                  Value Series - Index Fund, Inc. - Portfolio - Initial Manager Portfolio -
                                                  Standard class   Initial shares         shares           Initial Class
                                                  -------------- ------------------ ------------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                     $   12,111       $    1,378          $ (1,665)           $   9,656
   Net realized gain (loss) on investments              10,901          (20,932)           10,160              (18,345)
   Capital gain distributions from mutual funds              -                -             8,062                  197
   Net change in unrealized appreciation
     (depreciation) of investments                      47,237           36,652           (18,684)               9,847
                                                    ----------       ----------          --------            ---------
Increase (decrease) in net assets resulting from
  operations                                            70,249           17,098            (2,127)               1,355
                                                    ----------       ----------          --------            ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                -              870               225                    -
   Administrative charges                                 (582)          (1,271)             (119)                (441)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                      (3)           2,873           (20,954)              13,958
   Contract withdrawals                                (80,495)        (213,606)          (36,364)            (134,204)
   Surrender charges                                         -           (4,436)           (1,024)              (1,811)
   Death benefits                                            -           (1,617)                -                    -
   Annuity payments                                          -                -                 -                    -
                                                    ----------       ----------          --------            ---------
Increase (decrease) in net assets resulting from
  principal transactions                               (81,080)        (217,187)          (58,236)            (122,498)
                                                    ----------       ----------          --------            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (10,831)        (200,089)          (60,363)            (121,143)

NET ASSETS:
   Beginning of year                                 1,608,953        1,672,892           191,662              590,866
                                                    ----------       ----------          --------            ---------
   End of year                                      $1,598,122       $1,472,803          $131,299            $ 469,723
                                                    ==========       ==========          ========            =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                     $    6,240       $    6,076          $ (3,056)           $  12,588
   Net realized gain (loss) on investments               3,504          (48,159)           19,778              (42,291)
   Capital gain distributions from mutual funds              -                -            11,445                    -
   Net change in unrealized appreciation
     (depreciation) of investments                     182,677          186,547             4,271               51,324
                                                    ----------       ----------          --------            ---------
Increase (decrease) in net assets resulting from
  operations                                           192,421          144,464            32,438               21,621
                                                    ----------       ----------          --------            ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                -            2,881             2,821                    -
   Administrative charges                                 (947)          (1,645)             (132)                (526)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                       8          (77,920)          (45,459)              28,675
   Contract withdrawals                               (209,903)        (253,581)          (47,033)            (241,394)
   Surrender charges                                         -             (980)                -               (7,879)
   Death benefits                                            -           (2,847)           (1,054)              (1,273)
   Annuity payments                                          -                -                 -                    -
                                                    ----------       ----------          --------            ---------
Increase (decrease) in net assets resulting from
  principal transactions                              (210,842)        (334,092)          (90,857)            (222,397)
                                                    ----------       ----------          --------            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (18,421)        (189,628)          (58,419)            (200,776)

NET ASSETS:
   Beginning of year                                 1,627,374        1,862,520           250,081              791,642
                                                    ----------       ----------          --------            ---------
   End of year                                      $1,608,953       $1,672,892          $191,662            $ 590,866
                                                    ==========       ==========          ========            =========


                            See accompanying notes.

                                   VA A - 13

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                 Sub-accounts
                                                  ---------------------------------------------------------------------------
                                                     Fidelity VIP                           Fidelity VIP       Fidelity VIP
                                                      Contrafund         Fidelity VIP        High Income     Investment Grade
                                                  Portfolio - Initial Growth Portfolio - Portfolio - Initial Bond Portfolio -
                                                         Class          Initial Class           Class         Initial Class
                                                  ------------------- ------------------ ------------------- ----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                        $  (4,971)         $   (7,474)         $   6,706         $  11,315
   Net realized gain (loss) on investments                13,699             (82,385)            (1,618)           (6,826)
   Capital gain distributions from mutual funds              123                   -                  -             8,569
   Net change in unrealized appreciation
     (depreciation) of investments                        61,304             104,140             (5,358)          (13,846)
                                                       ---------          ----------          ---------         ---------
Increase (decrease) in net assets resulting from
  operations                                              70,155              14,281               (270)             (788)
                                                       ---------          ----------          ---------         ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             16,190              16,911                870               150
   Administrative charges                                   (823)             (1,433)               (96)             (272)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     3,476             (24,493)           (13,957)               (1)
   Contract withdrawals                                 (114,956)           (161,028)           (13,249)         (198,122)
   Surrender charges                                      (1,604)             (2,195)              (520)           (1,201)
   Death benefits                                         (2,109)             (1,286)                 -                 -
   Annuity payments                                            -                   -                  -                 -
                                                       ---------          ----------          ---------         ---------
Increase (decrease) in net assets resulting from
  principal transactions                                 (99,826)           (173,524)           (26,952)         (199,446)
                                                       ---------          ----------          ---------         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (29,671)           (159,243)           (27,222)         (200,234)

NET ASSETS:
   Beginning of year                                     680,478           1,524,042            114,747           403,954
                                                       ---------          ----------          ---------         ---------
   End of year                                         $ 650,807          $1,364,799          $  87,525         $ 203,720
                                                       =========          ==========          =========         =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $  (6,535)         $  (18,713)         $  16,610         $  15,977
   Net realized gain (loss) on investments                (8,932)           (228,505)           (88,638)           12,149
   Capital gain distributions from mutual funds                -                   -                  -            16,173
   Net change in unrealized appreciation
     (depreciation) of investments                       100,708             270,809             81,670           (31,367)
                                                       ---------          ----------          ---------         ---------
Increase (decrease) in net assets resulting from
  operations                                              85,241              23,591              9,642            12,932
                                                       ---------          ----------          ---------         ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             11,686              13,831              2,760             1,800
   Administrative charges                                   (944)             (1,914)              (141)             (410)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     1,762             (68,189)              (209)          (78,517)
   Contract withdrawals                                 (161,161)           (410,223)          (127,795)         (110,969)
   Surrender charges                                        (493)             (5,922)            (2,411)           (3,936)
   Death benefits                                              -                   -             (1,308)           (2,961)
   Annuity payments                                            -                   -                  -           (20,016)
                                                       ---------          ----------          ---------         ---------
Increase (decrease) in net assets resulting from
  principal transactions                                (149,150)           (472,417)          (129,104)         (215,009)
                                                       ---------          ----------          ---------         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (63,909)           (448,826)          (119,462)         (202,077)

NET ASSETS:
   Beginning of year                                     744,387           1,972,868            234,209           606,031
                                                       ---------          ----------          ---------         ---------
   End of year                                         $ 680,478          $1,524,042          $ 114,747         $ 403,954
                                                       =========          ==========          =========         =========

                            See accompanying notes.

                                   VA A - 14

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                Sub-accounts
                                                  -------------------------------------------------------------------------
                                                                        Fidelity VIP
                                                  Fidelity VIP Money      Overseas         Mercury Basic     Mercury Core
                                                  Market Portfolio - Portfolio - Initial Value V.I. Fund - Bond V.I. Fund -
                                                    Initial Class           Class             Class I          Class I
                                                  ------------------ ------------------- ----------------- ----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $   13,677           $  (271)           $(1,012)         $ 1,727
   Net realized gain (loss) on investments                     -              (498)               139              158
   Capital gain distributions from mutual funds                -               403                594                -
   Net change in unrealized appreciation
     (depreciation) of investments                             -             6,367               (782)          (1,555)
                                                      ----------           -------            -------          -------
Increase (decrease) in net assets resulting from
  operations                                              13,677             6,001             (1,061)             330
                                                      ----------           -------            -------          -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                  -                 -                  -                -
   Administrative charges                                 (1,007)              (43)               (72)             (44)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    17,186                 -                  1               (1)
   Contract withdrawals                                  (45,228)           (4,891)                 -           (1,101)
   Surrender charges                                        (593)                -                  -                -
   Death benefits                                              -                 -                  -                -
   Annuity payments                                            -                 -                  -                -
                                                      ----------           -------            -------          -------
Increase (decrease) in net assets resulting from
  principal transactions                                 (29,642)           (4,934)               (71)          (1,146)
                                                      ----------           -------            -------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (15,965)            1,067             (1,132)            (816)

NET ASSETS:
   Beginning of year                                   1,377,922            78,463             98,937           71,304
                                                      ----------           -------            -------          -------
   End of year                                        $1,361,957           $79,530            $97,805          $70,488
                                                      ==========           =======            =======          =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $   (3,115)          $  (144)           $  (234)         $ 1,549
   Net realized gain (loss) on investments                     -            (1,949)               134              219
   Capital gain distributions from mutual funds                -                 -                149                -
   Net change in unrealized appreciation
     (depreciation) of investments                             -            10,219              8,564              369
                                                      ----------           -------            -------          -------
Increase (decrease) in net assets resulting from
  operations                                              (3,115)            8,126              8,613            2,137
                                                      ----------           -------            -------          -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                  -                 -                  -                -
   Administrative charges                                 (1,514)              (69)               (93)             (58)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   203,217             7,836                 (6)              (2)
   Contract withdrawals                                 (468,830)           (8,107)                 -           (1,475)
   Surrender charges                                      (3,710)                -                  -                -
   Death benefits                                         (6,189)             (961)                 -                -
   Annuity payments                                            -                 -                  -                -
                                                      ----------           -------            -------          -------
Increase (decrease) in net assets resulting from
  principal transactions                                (277,026)           (1,301)               (99)          (1,535)
                                                      ----------           -------            -------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (280,141)            6,825              8,514              602

NET ASSETS:
   Beginning of year                                   1,658,063            71,638             90,423           70,702
                                                      ----------           -------            -------          -------
   End of year                                        $1,377,922           $78,463            $98,937          $71,304
                                                      ==========           =======            =======          =======


                            See accompanying notes.

                                   VA A - 15

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                               Sub-accounts
                                                  ---------------------------------------------------------------------
                                                  Mercury Global  Mercury Global    Mercury High           Mercury
                                                  Allocation V.I.  Growth V.I.     Current Income    International Value
                                                  Fund - Class I  Fund - Class I V.I. Fund - Class I V.I. Fund - Class I
                                                  --------------- -------------- ------------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $  (361)       $  (150)          $ 2,244             $  (219)
   Net realized gain (loss) on investments                (37)           (31)              (99)                 77
   Capital gain distributions from mutual funds             -              -                 -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                      4,525          1,474            (2,280)              2,611
                                                      -------        -------           -------             -------
Increase (decrease) in net assets resulting from
  operations                                            4,127          1,293              (135)              2,469
                                                      -------        -------           -------             -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               -              -                 -                   -
   Administrative charges                                 (47)           (11)              (33)                (27)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     (2)            (2)                1                  (2)
   Contract withdrawals                                     -              -                 -                   -
   Surrender charges                                        -              -                 -                   -
   Death benefits                                           -              -                 -                   -
   Annuity payments                                         -              -                 -                   -
                                                      -------        -------           -------             -------
Increase (decrease) in net assets resulting from
  principal transactions                                  (49)           (13)              (32)                (29)
                                                      -------        -------           -------             -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 4,078          1,280              (167)              2,440

NET ASSETS:
   Beginning of year                                   62,240         14,366            44,247              28,488
                                                      -------        -------           -------             -------
   End of year                                        $66,318        $15,646           $44,080             $30,928
                                                      =======        =======           =======             =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $ 1,006        $    34           $ 2,645             $   289
   Net realized gain (loss) on investments               (116)           (64)             (123)                 47
   Capital gain distributions from mutual funds             -              -                 -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                      6,175          1,754             1,604               4,579
                                                      -------        -------           -------             -------
Increase (decrease) in net assets resulting from
  operations                                            7,065          1,724             4,126               4,915
                                                      -------        -------           -------             -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               -              -                 -                   -
   Administrative charges                                 (57)           (13)              (42)                (30)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     (5)            (2)               (4)                 (2)
   Contract withdrawals                                     -              -                 -                   -
   Surrender charges                                        -              -                 -                   -
   Death benefits                                           -              -                 -                   -
   Annuity payments                                         -              -                 -                   -
                                                      -------        -------           -------             -------
Increase (decrease) in net assets resulting from
  principal transactions                                  (62)           (15)              (46)                (32)
                                                      -------        -------           -------             -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 7,003          1,709             4,080               4,883

NET ASSETS:
   Beginning of year                                   55,237         12,657            40,167              23,605
                                                      -------        -------           -------             -------
   End of year                                        $62,240        $14,366           $44,247             $28,488
                                                      =======        =======           =======             =======


                            See accompanying notes.

                                   VA A - 16

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                        Sub-accounts
                                                  ---------------------------------------------------------
                                                                                Van Eck
                                                  Mercury Large   UBS U.S.     Worldwide        Van Eck
                                                  Cap Core V.I.  Allocation Emerging Markets Worldwide Hard
                                                  Fund - Class I Portfolio        Fund        Assets Fund
                                                  -------------- ---------- ---------------- --------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $  (210)     $    993      $  (181)        $  (416)
   Net realized gain (loss) on investments               (29)       (4,652)         375             234
   Capital gain distributions from mutual funds            -             -            -               -
   Net change in unrealized appreciation
     (depreciation) of investments                     2,212         8,881       14,844          23,729
                                                     -------      --------      -------         -------
Increase (decrease) in net assets resulting from
  operations.....................................      1,973         5,222       15,038          23,547
                                                     -------      --------      -------         -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              -             -            -               -
   Administrative charges                                (15)         (244)         (20)            (22)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    (2)       (3,889)          (5)         31,348
   Contract withdrawals                                    -       (23,091)           -               -
   Surrender charges                                       -          (521)           -               -
   Death benefits                                          -             -            -               -
   Annuity payments                                        -             -            -               -
                                                     -------      --------      -------         -------
Increase (decrease) in net assets resulting from
  principal transactions                                 (17)      (27,745)         (25)         31,326
                                                     -------      --------      -------         -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                1,956       (22,523)      15,013          54,873

NET ASSETS:
   Beginning of year                                  19,515       196,870       68,466          26,434
                                                     -------      --------      -------         -------
   End of year                                       $21,471      $174,347      $83,479         $81,307
                                                     =======      ========      =======         =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   (89)     $   (854)     $  (488)        $  (178)
   Net realized gain (loss) on investments               (76)       (5,911)         250              63
   Capital gain distributions from mutual funds            -             -            -               -
   Net change in unrealized appreciation
     (depreciation) of investments                     2,738        23,130       13,535           3,743
                                                     -------      --------      -------         -------
Increase (decrease) in net assets resulting from
  operations                                           2,573        16,365       13,297           3,628
                                                     -------      --------      -------         -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              -             -          375               -
   Administrative charges                                (18)         (345)         (17)            (22)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    (2)            2          (11)          7,833
   Contract withdrawals                                    -       (16,818)           -               -
   Surrender charges                                       -          (548)           -               -
   Death benefits                                          -             -            -               -
   Annuity payments                                        -             -            -               -
                                                     -------      --------      -------         -------
Increase (decrease) in net assets resulting from
  principal transactions                                 (20)      (17,709)         347           7,811
                                                     -------      --------      -------         -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                2,553        (1,344)      13,644          11,439

NET ASSETS:
   Beginning of year                                  16,962       198,214       54,822          14,995
                                                     -------      --------      -------         -------
   End of year                                       $19,515      $196,870      $68,466         $26,434
                                                     =======      ========      =======         =======


                            See accompanying notes.

                                   VA A - 17

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                         Sub-accounts
                                                  ----------------------------------------------------------
                                                    Vanguard   Vanguard VIF  Vanguard VIF    Vanguard VIF
                                                  LifeStrategy   Balanced   Capital Growth Diversified Value
                                                  Income Fund   Portfolio     Portfolio        Portfolio
                                                  ------------ ------------ -------------- -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                     $   932      $  3,199      $    63          $   540
   Net realized gain (loss) on investments              (39)        1,082          159              696
   Capital gain distributions from mutual funds           -         2,574          178                -
   Net change in unrealized appreciation
     (depreciation) of investments                      (73)        8,426          273            4,638
                                                    -------      --------      -------          -------
Increase (decrease) in net assets resulting from
  operations                                            820        15,281          673            5,874
                                                    -------      --------      -------          -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             -             -            -                -
   Administrative charges                                 -             -            -                -
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    -       168,681           (1)          32,705
   Contract withdrawals                                   -             -            -                -
   Surrender charges                                      -             -            -                -
   Death benefits                                         -             -            -                -
   Annuity payments                                  (2,697)      (16,691)      (1,872)          (4,386)
                                                    -------      --------      -------          -------
Increase (decrease) in net assets resulting from
  principal transactions                             (2,697)      151,990       (1,873)          28,319
                                                    -------      --------      -------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (1,877)      167,271       (1,200)          34,193

NET ASSETS:
   Beginning of year                                 50,151       115,360       26,761           40,909
                                                    -------      --------      -------          -------
   End of year                                      $48,274      $282,631      $25,561          $75,102
                                                    =======      ========      =======          =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                     $   548      $   (226)     $   (93)         $  (133)
   Net realized gain (loss) on investments                -            75           26               94
   Capital gain distributions from mutual funds           -             -            -                -
   Net change in unrealized appreciation
     (depreciation) of investments                     (439)        5,960        2,771            5,526
                                                    -------      --------      -------          -------
Increase (decrease) in net assets resulting from
  operations                                            109         5,809        2,704            5,487
                                                    -------      --------      -------          -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             -             -            -                -
   Administrative charges                                 -             -            -                -
   Net transfers from (to) other Sub-accounts or
     fixed rate option                               50,042       113,358       25,657           37,658
   Contract withdrawals                                   -             -            -                -
   Surrender charges                                      -             -            -                -
   Death benefits                                         -             -            -                -
   Annuity payments                                       -        (3,807)      (1,600)          (2,236)
                                                    -------      --------      -------          -------
Increase (decrease) in net assets resulting from
  principal transactions                             50,042       109,551       24,057           35,422
                                                    -------      --------      -------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS              50,151       115,360       26,761           40,909

NET ASSETS:
   Beginning of year                                      -             -            -                -
                                                    -------      --------      -------          -------
   End of year                                      $50,151      $115,360      $26,761          $40,909
                                                    =======      ========      =======          =======


                            See accompanying notes.

                                   VA A - 18

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                          Sub-accounts
                                                  -------------------------------------------------------------
                                                  Vanguard VIF  Vanguard VIF                  Vanguard VIF High
                                                  Equity Income Equity Index   Vanguard VIF      Yield Bond
                                                    Portfolio    Portfolio   Growth Portfolio     Portfolio
                                                  ------------- ------------ ---------------- -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $   785      $   352        $    24           $ 1,737
   Net realized gain (loss) on investments              (402)          76             74                40
   Capital gain distributions from mutual funds        2,259        1,051              -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                      (479)        (931)         1,526            (1,525)
                                                     -------      -------        -------           -------
Increase (decrease) in net assets resulting from
  operations                                           2,163          548          1,624               252
                                                     -------      -------        -------           -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              -            -              -                 -
   Administrative charges                                  -            -              -                 -
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                25,442           (1)            (1)                -
   Contract withdrawals                                    -            -              -                 -
   Surrender charges                                       -            -              -                 -
   Death benefits                                          -            -              -                 -
   Annuity payments                                   (3,330)      (1,850)        (2,500)           (1,834)
                                                     -------      -------        -------           -------
Increase (decrease) in net assets resulting from
  principal transactions                              22,112       (1,851)        (2,501)           (1,834)
                                                     -------      -------        -------           -------
TOTAL INCREASE (DECREASE) IN NET ASSETS               24,275       (1,303)          (877)           (1,582)

NET ASSETS:
   Beginning of year                                  26,925       26,074         37,010            25,700
                                                     -------      -------        -------           -------
   End of year                                       $51,200      $24,771        $36,133           $24,118
                                                     =======      =======        =======           =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   (94)     $   (92)       $  (124)          $   (94)
   Net realized gain (loss) on investments                44           10            (69)               37
   Capital gain distributions from mutual funds            -            -              -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                     2,935        2,082          1,630             1,710
                                                     -------      -------        -------           -------
Increase (decrease) in net assets resulting from
  operations                                           2,885        2,000          1,437             1,653
                                                     -------      -------        -------           -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              -            -              -                 -
   Administrative charges                                  -            -              -                 -
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                25,657       25,658         37,659            25,657
   Contract withdrawals                                    -            -              -                 -
   Surrender charges                                       -            -              -                 -
   Death benefits                                          -            -              -                 -
   Annuity payments                                   (1,617)      (1,584)        (2,086)           (1,610)
                                                     -------      -------        -------           -------
Increase (decrease) in net assets resulting from
  principal transactions                              24,040       24,074         35,573            24,047
                                                     -------      -------        -------           -------
TOTAL INCREASE (DECREASE) IN NET ASSETS               26,925       26,074         37,010            25,700

NET ASSETS:
   Beginning of year                                       -            -              -                 -
                                                     -------      -------        -------           -------
   End of year                                       $26,925      $26,074        $37,010           $25,700
                                                     =======      =======        =======           =======


                            See accompanying notes.

                                   VA A - 19

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                         Sub-accounts
                                                  ----------------------------------------------------------
                                                  Vanguard VIF  Vanguard VIF  Vanguard VIF
                                                  International Mid-Cap Index Money Market Vanguard VIF REIT
                                                    Portfolio     Portfolio    Portfolio    Index Portfolio
                                                  ------------- ------------- ------------ -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $   618       $   294     $     643        $ 1,676
   Net realized gain (loss) on investments               565           865             -          1,061
   Capital gain distributions from mutual funds            -             -             -          4,285
   Net change in unrealized appreciation
     (depreciation) of investments                     4,782         7,400             -           (859)
                                                     -------       -------     ---------        -------
Increase (decrease) in net assets resulting from
  operations                                           5,965         8,559           643          6,163
                                                     -------       -------     ---------        -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              -             -       421,304              -
   Administrative charges                                  -             -             -              -
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    (1)       32,279      (396,741)        12,386
   Contract withdrawals                                    -             -             -              -
   Surrender charges                                       -             -             -              -
   Death benefits                                          -             -             -              -
   Annuity payments                                   (4,317)       (5,043)         (725)        (4,979)
                                                     -------       -------     ---------        -------
Increase (decrease) in net assets resulting from
  principal transactions                              (4,318)       27,236        23,838          7,407
                                                     -------       -------     ---------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                1,647        35,795        24,481         13,570

NET ASSETS:
   Beginning of year                                  59,473        55,921        11,500         68,951
                                                     -------       -------     ---------        -------
   End of year                                       $61,120       $91,716     $  35,981        $82,521
                                                     =======       =======     =========        =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $  (194)      $  (187)    $     223        $  (218)
   Net realized gain (loss) on investments                 9            55             -            477
   Capital gain distributions from mutual funds            -             -             -              -
   Net change in unrealized appreciation
     (depreciation) of investments                     7,391         7,939             -         16,845
                                                     -------       -------     ---------        -------
Increase (decrease) in net assets resulting from
  operations                                           7,206         7,807           223         17,104
                                                     -------       -------     ---------        -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              -             -       801,757              -
   Administrative charges                                  -             -             -              -
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                55,613        51,314      (789,905)        55,612
   Contract withdrawals                                    -             -             -              -
   Surrender charges                                       -             -             -              -
   Death benefits                                          -             -             -              -
   Annuity payments                                   (3,346)       (3,200)         (575)        (3,765)
                                                     -------       -------     ---------        -------
Increase (decrease) in net assets resulting from
  principal transactions                              52,267        48,114        11,277         51,847
                                                     -------       -------     ---------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS               59,473        55,921        11,500         68,951

NET ASSETS:
   Beginning of year                                       -             -             -              -
                                                     -------       -------     ---------        -------
   End of year                                       $59,473       $55,921     $  11,500        $68,951
                                                     =======       =======     =========        =======


                            See accompanying notes.

                                   VA A - 20

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                         Sub-accounts
                                                  -----------------------------------------------------------
                                                    Vanguard VIF                    Vanguard VIF Vanguard VIF
                                                     Short-Term      Vanguard VIF    Total Bond  Total Stock
                                                  Investment-Grade  Small Company   Market Index Market Index
                                                     Portfolio     Growth Portfolio  Portfolio    Portfolio
                                                  ---------------- ---------------- ------------ ------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                        $  153          $  (237)       $  1,669     $  1,226
   Net realized gain (loss) on investments                 (3)             105              56          911
   Capital gain distributions from mutual funds             -            3,177             338        2,875
   Net change in unrealized appreciation
     (depreciation) of investments                        (93)          (1,498)         (2,748)         811
                                                       ------          -------        --------     --------
Increase (decrease) in net assets resulting from
  operations                                               57            1,547            (685)       5,823
                                                       ------          -------        --------     --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               -                -               -            -
   Administrative charges                                   -                -               -            -
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                      -                1         112,884       12,390
   Contract withdrawals                                     -                -               -            -
   Surrender charges                                        -                -               -            -
   Death benefits                                           -                -               -            -
   Annuity payments                                      (436)          (4,401)         (3,575)     (13,105)
                                                       ------          -------        --------     --------
Increase (decrease) in net assets resulting from
  principal transactions                                 (436)          (4,400)        109,309         (715)
                                                       ------          -------        --------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (379)          (2,853)        108,624        5,108

NET ASSETS:
   Beginning of year                                    5,550           65,236          49,758      178,524
                                                       ------          -------        --------     --------
   End of year                                         $5,171          $62,383        $158,382     $183,632
                                                       ======          =======        ========     ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $  (12)         $  (213)       $   (186)    $   (428)
   Net realized gain (loss) on investments                  3             (141)             45          136
   Capital gain distributions from mutual funds             -                -               -            -
   Net change in unrealized appreciation
     (depreciation) of investments                         73            5,879           1,777       21,311
                                                       ------          -------        --------     --------
Increase (decrease) in net assets resulting from
  operations                                               64            5,525           1,636       21,019
                                                       ------          -------        --------     --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               -                -               -            -
   Administrative charges                                   -                -               -            -
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  5,733           63,315          51,315      165,679
   Contract withdrawals                                     -                -               -            -
   Surrender charges                                        -                -               -            -
   Death benefits                                           -                -               -            -
   Annuity payments                                      (247)          (3,604)         (3,193)      (8,174)
                                                       ------          -------        --------     --------
Increase (decrease) in net assets resulting from
  principal transactions                                5,486           59,711          48,122      157,505
                                                       ------          -------        --------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 5,550           65,236          49,758      178,524
NET ASSETS:
   Beginning of year                                        -                -               -            -
                                                       ------          -------        --------     --------
   End of year                                         $5,550          $65,236        $ 49,758     $178,524
                                                       ======          =======        ========     ========


                            See accompanying notes.

                                   VA A - 21

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Note A - Organization

Variable Account A (the "Account") was established by American International Life Assurance Company of New York (the "Company") on June 5, 1986, to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. The following products are offered by the Account: Ovation, Ovation Plus, Ovation Advisor, Group Immediate Variable Annuity ("GIVA") and Vanguard Lifetime Income Program Immediate Variable Annuity ("Vanguard SPIA"). The Alliance Gallery Product and Variable Annuity product are no longer offered. Paradigm, Trilogy, and Profile were discontinued as of May 1, 2003. The Company is an indirect, wholly - owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub - accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Sub - accounts are as follows:

AIM Variable Insurance Funds (AIM V.I.):                           American Funds(R):
   AIM V.I. Capital Appreciation Fund - Series I                      American Funds(R) AMCAP Fund(R) (1)
   AIM V.I. International Growth Fund - Series I                      American Funds(R) The Bond Fund of America (SM) (1)
                                                                      American Funds(R) Capital World Growth and Income Fund,
                                                                        (SM) Inc. (1)
The AllianceBernstein Growth Funds:                                   American Funds(R) EuroPacific Growth Fund(R) (1)
   AllianceBernstein Large Cap Growth Fund - Class A (1) (9)          American Funds(R) The Investment Company of America(R) (1)
                                                                      American Funds(R) The New Economy Fund(R) (1)
AllianceBernstein Variable Products Series Fund, Inc.:                American Funds(R) SMALLCAP World Fund(R) (1)
   AllianceBernstein Americas Government Income Portfolio -           American Funds(R) Washington Mutual Investors Fund, (SM)
     Class A                                                            Inc. (1)
   AllianceBernstein Global Bond Portfolio - Class A
   AllianceBernstein Global Dollar Government Portfolio - Class A  Columbia Funds Trust I:
   AllianceBernstein Global Technology Portfolio - Class A (14)       Columbia High Yield Opportunity Fund (16)
   AllianceBernstein Global Technology Portfolio - Class B (14)
   AllianceBernstein Growth and Income Portfolio - Class A         Columbia Funds Trust VII:
   AllianceBernstein Growth and Income Portfolio - Class B            Columbia Newport Tiger Fund (16)
   AllianceBernstein Growth Portfolio - Class A
   AllianceBernstein Growth Portfolio - Class B                    Delaware VIP Trust:
   AllianceBernstein High Yield Portfolio - Class A                   Delaware VIP Balanced Series - Standard class
   AllianceBernstein International Portfolio - Class A                Delaware VIP Capital Reserves Series - Standard class
   AllianceBernstein International Value Portfolio - Class A          Delaware VIP Cash Reserves Series - Standard class
   AllianceBernstein Large Cap Growth Portfolio - Class A (12)        Delaware VIP Growth Opportunities Series - Standard class
   AllianceBernstein Large Cap Growth Portfolio - Class B (12)        Delaware VIP High Yield Series - Standard class
   AllianceBernstein Money Market Portfolio - Class A                 Delaware VIP Value Series - Standard class (6)
   AllianceBernstein Money Market Portfolio - Class B
   AllianceBernstein Real Estate Investment Portfolio - Class A    Dreyfus Stock Index Fund, Inc. - Initial shares
   AllianceBernstein Small Cap Growth Portfolio - Class A (3)
   AllianceBernstein Small/Mid Cap Value Portfolio - Class A (13)  Dreyfus Variable Investment Fund ("Dreyfus VIF"):
   AllianceBernstein Total Return Portfolio - Class A                 Dreyfus VIF Small Company Stock Portfolio - Initial shares
   AllianceBernstein U.S. Government/High Grade Securities
     Portfolio - Class A
   AllianceBernstein U.S. Government/High Grade Securities
     Portfolio - Class B                                           FAM Variable Series Funds, Inc.: (10)
   AllianceBernstein Utility Income Portfolio - Class A               Mercury Basic Value V.I. Fund - Class I (11)
   AllianceBernstein Value Portfolio - Class B                        Mercury Core Bond V.I. Fund - Class I (11)
   AllianceBernstein Worldwide Privatization Portfolio - Class A      Mercury Domestic Money Market V.I. Fund - Class I (1) (11)
                                                                      Mercury Global Allocation V.I. Fund - Class I (11)
                                                                      Mercury Global Growth V.I. Fund - Class I (11)

                                   VA A - 22

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note A - Organization - Continued

FAM Variable Series Funds, Inc. - continued: (10)                   Van Eck Worldwide Insurance Trust ("Van Eck"):
   Mercury High Current Income V.I. Fund - Class I (11)                Van Eck Worldwide Emerging Markets Fund
   Mercury International Value V.I. Fund - Class I (11)                Van Eck Worldwide Hard Assets Fund
   Mercury Large Cap Core V.I. Fund - Class I (11)
   Mercury Large Cap Growth V.I. Fund - Class I (1) (11)            The Vanguard Group(R):
   Mercury Utilities and Telecommunications V.I. Fund - Class I     Vanguard(R) 500 Index Fund (1)
     (1) (11)                                                       Vanguard(R) Dividend Growth Fund
   Mercury Value Opportunities V.I. Fund - Class I (1) (5) (11)     Vanguard(R) GNMA Fund (1)
                                                                    Vanguard(R) Health Care Fund (1) (8)
Fidelity(R) Variable Insurance Products ("Fidelity VIP"):           Vanguard(R) Inflation - Protected Securities Fund (1)
   Fidelity(R) VIP Asset Manager (SM) Portfolio - Initial Class     Vanguard(R) International Growth Fund (1) (15)
   Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class          Vanguard(R) LifeStrategy(R) Conservative Fund (1)
   Fidelity(R) VIP Growth Portfolio - Initial Class                 Vanguard(R) LifeStrategy(R) Growth Fund (1)
   Fidelity(R) VIP High Income Portfolio - Initial Class            Vanguard(R) LifeStrategy(R) Income Fund
   Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class  Vanguard(R) LifeStrategy(R) Moderate Growth Fund (1)
   Fidelity(R) VIP Money Market Portfolio - Initial Class           Vanguard(R) Prime Money Market Fund (1)
   Fidelity(R) VIP Overseas Portfolio - Initial Class               Vanguard(R) PRIMECAP Fund (1)
                                                                    Vanguard(R) Small-Cap Growth Index Fund (1)
Franklin(R) Templeton(R) Investments ("Franklin"):                  Vanguard(R) Small-Cap Value Fund (1)
   Franklin Gold and Precious Metals Fund - Class A (1)             Vanguard(R) Total Bond Market Index Fund (1)
   Franklin Mutual Financial Services Fund - Class A (1)            Vanguard(R) Total International Stock Index Fund (1) (8)
   Franklin Templeton Foreign Fund - Class A (1)                    Vanguard(R) U.S. Growth Fund (1)
                                                                    Vanguard(R) Wellington(TM) Fund (1)
MFS(R) Mutual Funds ("MFS"):                                        Vanguard(R) Windsor(TM) Fund (1)
   MFS(R) Emerging Growth Fund (1)
   MFS(R) New Discovery Fund (1)                                    Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):
   MFS(R) Research Fund (1)                                         Vanguard(R) VIF Balanced Portfolio
                                                                    Vanguard(R) VIF Capital Growth Portfolio
OppenheimerFunds(R):                                                Vanguard(R) VIF Diversified Value Portfolio
   Oppenheimer International Bond Fund - Class A (1)                Vanguard(R) VIF Equity Income Portfolio
   Oppenheimer Strategic Income Fund - Class A (1)                  Vanguard(R) VIF Equity Index Portfolio
                                                                    Vanguard(R) VIF Growth Portfolio
Putnam Investments:                                                 Vanguard(R) VIF High Yield Bond Portfolio
   Putnam Discovery Growth Fund - Class A (1)                       Vanguard(R) VIF International Portfolio
   Putnam Health Sciences Trust - Class A (1)                       Vanguard(R) VIF Mid - Cap Index Portfolio
   Putnam International Capital Opportunities Fund - Class A        Vanguard(R) VIF Money Market Portfolio
     (1) (4)                                                        Vanguard(R) VIF REIT Index Portfolio
   Putnam Voyager Fund - Class A (1)                                Vanguard(R) VIF Short - Term Investment - Grade Portfolio (7)
   The Putnam Fund for Growth and Income - Class A (1)              Vanguard(R) VIF Small Company Growth Portfolio
                                                                    Vanguard(R) VIF Total Bond Market Index Portfolio
UBS Series Trust ("UBS"):                                           Vanguard(R) VIF Total Stock Market Index Portfolio
   UBS U.S. Allocation Portfolio (2)

The Universal Institutional Funds, Inc. ("UIF"):
   UIF Core Plus Fixed Income Portfolio - Class I (1)
   UIF Equity Growth Portfolio - Class I (1)
   UIF International Magnum Portfolio - Class I (1)
   UIF Mid Cap Growth Portfolio - Class I (1)
   UIF Money Market Portfolio - Class I (1)
   UIF Technology Portfolio - Class I (1)
   UIF Value Portfolio - Class I (1)

                                   VA A - 23

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note A-Organization - Continued


(1)  Sub-accounts had no activity.

(2)  Effective April 29, 2004, UBS Series Trust Tactical Allocation Portfolio changed its name to UBS
     U.S. Allocation Portfolio.

(3)  Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to
     AllianceBernstein Small Cap Growth Portfolio - Class A.

(4)  Effective May 1, 2004, Putnam International Capital Opportunities Fund - Class A is no longer available for investment in the GIVA contract.

(5)  Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to
     Merrill Lynch Value Opportunities V.I. Fund - Class I.

(6)  Effective July 30, 2004, Delaware VIP Large Cap Value Series - Standard class changed its name to Delaware VIP Value Series - Standard class.

(7)  Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to
     Vanguard VIF Short-Term Investment-Grade Portfolio.

(8)  Effective December 1, 2004, Vanguard Health Care Fund and Vanguard Total International Stock
     Index Fund are no longer offered as investment options in the GIVA contract.

(9)  Effective December 15, 2004, AllianceBernstein Premier Growth Fund - Class A changed its name to AllianceBernstein Large Cap Growth Fund - Class A.

(10) Effective May 1, 2005, Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch") changed its name to FAM Variable Series Funds, Inc.

(11) Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.

(12) Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A and
     AllianceBernstein Premier Growth Portfolio - Class B changed its names to AllianceBernstein
     Large Cap Growth Portfolio - Class A and AllianceBernstein Large Cap Growth Portfolio - Class
     B, respectively.

(13) Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio - Class A changed its name to
     AllianceBernstein Small/Mid Cap Value Portfolio - Class A.

(14) Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and AllianceBernstein
     Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology
     Portfolio - Class A and AllianceBernstein Global Technology Portfolio - Class B, respectively.

(15) Effective May 2, 2005, Vanguard International Growth Fund is no longer offered as an investment option.

(16) Effective July 1, 2005, Columbia High Yield Opportunity Fund and Columbia Newport Tiger Fund
     are no longer offered as investment options.

In addition to the Sub-accounts above, contract owners may allocate contract funds to a fixed account that is part of the Company's general account. Contract owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net purchases from the contracts are allocated to the Sub - accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

                                   VA A - 24

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note B - Summary of Significant Accounting Policies and Basis of Presentation -
  Continued

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 5.0% for all contracts.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company. Payments between the Company and the Account are disclosed in the Statement of Changes in Net Assets as net transfers from (to) other Sub-accounts or fixed rate option.

Annuity reserves are calculated according to either the 1983(a) Individual Mortality Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

                                   VA A - 25

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note C - Security Purchases and Sales

For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                              Proceeds from
Sub-accounts                                                                Cost of Purchases     Sales
-----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                                  $    8,016      $   29,034
AIM V.I. International Growth Fund - Series I                                         141          20,955
AllianceBernstein Americas Government Income Portfolio - Class A                  528,106         981,124
AllianceBernstein Global Bond Portfolio - Class A                                 582,742         344,209
AllianceBernstein Global Dollar Government Portfolio - Class A                    457,181         545,073
AllianceBernstein Global Technology Portfolio - Class A                           140,822       1,740,600
AllianceBernstein Global Technology Portfolio - Class B                            41,073         139,198
AllianceBernstein Growth and Income Portfolio - Class A                           721,903       4,514,807
AllianceBernstein Growth and Income Portfolio - Class B                           926,920       1,378,796
AllianceBernstein Growth Portfolio - Class A                                      230,030       2,476,293
AllianceBernstein Growth Portfolio - Class B                                      328,774         425,012
AllianceBernstein High Yield Portfolio - Class A                                  489,549         623,054
AllianceBernstein International Portfolio - Class A                               348,267         786,376
AllianceBernstein International Value Portfolio - Class A                         526,540         467,859
AllianceBernstein Large Cap Growth Portfolio - Class A                            205,759       3,543,030
AllianceBernstein Large Cap Growth Portfolio - Class B                            120,514         580,182
AllianceBernstein Money Market Portfolio - Class A                                636,442       1,753,490
AllianceBernstein Money Market Portfolio - Class B                                606,155       1,345,846
AllianceBernstein Real Estate Investment Portfolio - Class A                    1,254,714         789,443
AllianceBernstein Small Cap Growth Portfolio - Class A                            147,968         996,852
AllianceBernstein Small/Mid Cap Value Portfolio - Class A                       1,177,332         344,181
AllianceBernstein Total Return Portfolio - Class A                                964,963       1,448,272
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A     1,088,558       1,278,035
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B         8,453           7,223
AllianceBernstein Utility Income Portfolio - Class A                              313,380         729,190
AllianceBernstein Value Portfolio - Class B                                       899,779         709,397
AllianceBernstein Worldwide Privatization Portfolio - Class A                     299,478         731,666
Delaware VIP Balanced Series - Standard class                                       3,015          21,951
Delaware VIP Capital Reserves Series - Standard class                               7,095           3,521
Delaware VIP Cash Reserves Series - Standard class                                  2,332           1,282
Delaware VIP Growth Opportunities Series - Standard class                               -          82,421
Delaware VIP High Yield Series - Standard class                                     3,339           5,553
Delaware VIP Value Series - Standard class                                         26,642          95,612
Dreyfus Stock Index Fund, Inc. - Initial shares                                    31,970         247,778
Dreyfus VIF Small Company Stock Portfolio - Initial shares                          8,238          60,068
Fidelity VIP Asset Manager Portfolio - Initial Class                               29,416         142,061
Fidelity VIP Contrafund Portfolio - Initial Class                                  26,899         131,572
Fidelity VIP Growth Portfolio - Initial Class                                      16,861         197,860
Fidelity VIP High Income Portfolio - Initial Class                                  7,937          28,182
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                       22,871         202,423
Fidelity VIP Money Market Portfolio - Initial Class                                45,040          61,004
Fidelity VIP Overseas Portfolio - Initial Class                                       917           5,719
Mercury Basic Value V.I. Fund - Class I                                               594           1,084
Mercury Core Bond V.I. Fund - Class I                                               2,470           1,890
Mercury Global Allocation V.I. Fund - Class I                                         296             698
Mercury Global Growth V.I. Fund - Class I                                               -             162
Mercury High Current Income V.I. Fund - Class I                                     2,704             493
Mercury International Value V.I. Fund - Class I                                        81             328
Mercury Large Cap Core V.I. Fund - Class I                                              -             225
UBS U.S. Allocation Portfolio                                                       2,972          29,723
Van Eck Worldwide Emerging Markets Fund                                               585             790

                                   VA A - 26

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note C - Security Purchases and Sales - Continued

For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                      Proceeds
Sub-accounts                                       Cost of Purchases from Sales
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                     $ 31,447       $    537
Vanguard LifeStrategy Income Fund                         1,124          2,887
Vanguard VIF Balanced Portfolio                         174,837         17,074
Vanguard VIF Capital Growth Portfolio                       339          1,964
Vanguard VIF Diversified Value Portfolio                 33,384          4,521
Vanguard VIF Equity Income Portfolio                     60,946         35,787
Vanguard VIF Equity Index Portfolio                       1,501          1,941
Vanguard VIF Growth Portfolio                               161          2,636
Vanguard VIF High Yield Bond Portfolio                    1,834          1,923
Vanguard VIF International Portfolio                        843          4,544
Vanguard VIF Mid-Cap Index Portfolio                     32,840          5,310
Vanguard VIF Money Market Portfolio                     422,087        397,605
Vanguard VIF REIT Index Portfolio                        18,615          5,245
Vanguard VIF Short-Term Investment-Grade Portfolio          174            457
Vanguard VIF Small Company Growth Portfolio               3,177          4,635
Vanguard VIF Total Bond Market Index Portfolio          115,122          3,806
Vanguard VIF Total Stock Market Index Portfolio          17,157         13,770

                                   VA A - 27

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note D - Investments

The following is a summary of fund shares owned as of September 30, 2005.

                                                                                      Net Asset Value of Shares Cost of Shares
Sub-accounts                                                                 Shares     Value    at Fair Value       Held
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                                  13,167  $23.96     $   315,485    $   385,148
AIM V.I. International Growth Fund - Series I                                   7,751   21.98         170,366        143,905
AllianceBernstein Americas Government Income Portfolio - Class A              290,239   12.82       3,720,860      3,670,678
AllianceBernstein Global Bond Portfolio - Class A                             126,139   11.54       1,455,647      1,626,420
AllianceBernstein Global Dollar Government Portfolio - Class A                168,552   14.21       2,395,123      2,350,235
AllianceBernstein Global Technology Portfolio - Class A                       708,128   15.18      10,749,379     19,598,334
AllianceBernstein Global Technology Portfolio - Class B                       103,612   14.97       1,551,068      1,336,531
AllianceBernstein Growth and Income Portfolio - Class A                     1,180,838   24.18      28,552,659     25,175,536
AllianceBernstein Growth and Income Portfolio - Class B                       431,309   23.97      10,338,468      8,774,569
AllianceBernstein Growth Portfolio - Class A                                  805,125   19.47      15,675,782     18,766,495
AllianceBernstein Growth Portfolio - Class B                                  174,360   19.16       3,340,745      2,495,333
AllianceBernstein High Yield Portfolio - Class A                              384,254    7.39       2,839,635      2,845,351
AllianceBernstein International Portfolio - Class A                           336,319   17.19       5,781,328      3,639,868
AllianceBernstein International Value Portfolio - Class A                     115,071   18.22       2,096,594      1,597,961
AllianceBernstein Large Cap Growth Portfolio - Class A                        799,792   25.25      20,194,748     25,481,824
AllianceBernstein Large Cap Growth Portfolio - Class B                        138,850   24.84       3,449,034      2,603,846
AllianceBernstein Money Market Portfolio - Class A                          2,617,270    1.00       2,617,270      2,617,270
AllianceBernstein Money Market Portfolio - Class B                          2,351,290    1.00       2,351,290      2,351,290
AllianceBernstein Real Estate Investment Portfolio - Class A                  255,738   19.39       4,958,764      3,803,769
AllianceBernstein Small Cap Growth Portfolio - Class A                        431,909   11.84       5,113,798      4,672,925
AllianceBernstein Small/Mid Cap Value Portfolio - Class A                     299,252   16.72       5,003,498      3,946,795
AllianceBernstein Total Return Portfolio - Class A                            619,882   18.89      11,709,575     10,602,884
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A   780,651   11.77       9,188,257      9,598,036
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B    12,986   11.68         151,676        154,971
AllianceBernstein Utility Income Portfolio - Class A                          203,858   21.44       4,370,715      3,247,871
AllianceBernstein Value Portfolio - Class B                                   390,023   12.67       4,941,590      4,053,291
AllianceBernstein Worldwide Privatization Portfolio - Class A                 225,115   23.44       5,276,707      3,667,779
Delaware VIP Balanced Series - Standard class                                   9,729   13.47         131,056        158,712
Delaware VIP Capital Reserves Series - Standard class                          23,547    9.76         229,815        227,075
Delaware VIP Cash Reserves Series - Standard class                            130,845    1.00         130,845        130,845
Delaware VIP Growth Opportunities Series - Standard class                      33,779   16.89         570,532        537,407
Delaware VIP High Yield Series - Standard class                                 8,139    5.88          47,857         51,094
Delaware VIP Value Series - Standard class                                     83,366   19.17       1,598,122      1,327,051
Dreyfus Stock Index Fund, Inc. - Initial shares                                47,009   31.33       1,472,804      1,470,137
Dreyfus VIF Small Company Stock Portfolio - Initial shares                      6,012   21.84         131,310        112,656
Fidelity VIP Asset Manager Portfolio - Initial Class                           32,019   14.67         469,723        468,071
Fidelity VIP Contrafund Portfolio - Initial Class                              21,788   29.87         650,811        501,941
Fidelity VIP Growth Portfolio - Initial Class                                  41,814   32.64       1,364,799      1,754,931
Fidelity VIP High Income Portfolio - Initial Class                             13,322    6.57          87,525         80,328
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                   16,054   12.69         203,731        210,834
Fidelity VIP Money Market Portfolio - Initial Class                         1,361,962    1.00       1,361,962      1,361,962
Fidelity VIP Overseas Portfolio - Initial Class                                 4,197   18.95          79,531         75,468
Mercury Basic Value V.I. Fund - Class I                                         6,270   15.60          97,806         82,934
Mercury Core Bond V.I. Fund - Class I                                           5,840   12.07          70,488         65,822
Mercury Global Allocation V.I. Fund - Class I                                   4,928   13.46          66,326         62,634
Mercury Global Growth V.I. Fund - Class I                                       1,471   10.64          15,647         14,765
Mercury High Current Income V.I. Fund - Class I                                 5,732    7.69          44,080         49,170
Mercury International Value V.I. Fund - Class I                                 2,066   14.97          30,924         22,127
Mercury Large Cap Core V.I. Fund - Class I                                        657   32.69          21,473         19,550
UBS U.S. Allocation Portfolio                                                  12,634   13.80         174,345        187,637

                                   VA A - 28

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note D - Investments - Continued

The following is a summary of fund shares owned as of September 30, 2005.

                                                          Net Asset Value of Shares Cost of Shares
Sub-accounts                                       Shares   Value    at Fair Value       Held
--------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund             4,491  $18.59      $ 83,481        $ 42,209
Van Eck Worldwide Hard Assets Fund                  3,066   26.52        81,306          50,598
Vanguard LifeStrategy Income Fund                   3,576   13.50        48,276          48,787
Vanguard VIF Balanced Portfolio                    15,034   18.80       282,632         268,244
Vanguard VIF Capital Growth Portfolio               1,666   15.35        25,568          22,525
Vanguard VIF Diversified Value Portfolio            5,148   14.59        75,106          64,942
Vanguard VIF Equity Income Portfolio                2,778   18.43        51,203          48,747
Vanguard VIF Equity Index Portfolio                   907   27.31        24,779          23,627
Vanguard VIF Growth Portfolio                       2,957   12.22        36,135          32,978
Vanguard VIF High Yield Bond Portfolio              2,845    8.48        24,126          23,942
Vanguard VIF International Portfolio                3,682   16.60        61,120          48,946
Vanguard VIF Mid-Cap Index Portfolio                5,150   17.81        91,715          76,376
Vanguard VIF Money Market Portfolio                35,982    1.00        35,982          35,982
Vanguard VIF REIT Index Portfolio                   4,143   19.92        82,522          66,537
Vanguard VIF Short-Term Investment-Grade Portfolio    496   10.43         5,171           5,191
Vanguard VIF Small Company Growth Portfolio         3,277   19.04        62,386          58,005
Vanguard VIF Total Bond Market Index Portfolio     14,217   11.14       158,382         159,353
Vanguard VIF Total Stock Market Index Portfolio     6,356   28.89       183,633         161,511

                                   VA A - 29

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units

Summary of Changes in Units for the period ended September 30, 2005.

                                                                        Accumulation Accumulation Annuity Annuity
                                                                           Units        Units      Units   Units   Net Increase
Sub-accounts                                                               Issued      Redeemed   Issued  Redeemed  (Decrease)
-------------------------------------------------------------------------------------------------------------------------------
  1 AIM V.I. Capital Appreciation Fund - Series I                           1,485        (3,131)     -         -       (1,646)
  1 AIM V.I. International Growth Fund - Series I                              69        (1,609)     -         -       (1,540)
  1 AllianceBernstein Americas Government Income Portfolio - Class A           21       (33,722)     -         -      (33,701)
  1 AllianceBernstein Global Bond Portfolio - Class A                      24,563       (19,673)     9       (57)       4,842
  1 AllianceBernstein Global Bond Portfolio - Class A                           -           (77)     -         -          (77)
  1 AllianceBernstein Global Dollar Government Portfolio - Class A          2,892       (13,079)     -         -      (10,187)
  1 AllianceBernstein Global Technology Portfolio - Class A                 1,970       (98,322)     -         -      (96,352)
  1 AllianceBernstein Global Technology Portfolio - Class A                     -        (6,803)     -         -       (6,803)
  2 AllianceBernstein Global Technology Portfolio - Class A                     -           (85)     -         -          (85)
  4 AllianceBernstein Global Technology Portfolio - Class B                 1,341       (15,881)     -         -      (14,540)
  1 AllianceBernstein Growth and Income Portfolio - Class A                   828      (100,580)    11       (40)     (99,781)
  1 AllianceBernstein Growth and Income Portfolio - Class A                     -        (1,985)     -         -       (1,985)
  2 AllianceBernstein Growth and Income Portfolio - Class A                     -           (80)     -         -          (80)
  3 AllianceBernstein Growth and Income Portfolio - Class A                     -            (8)     -         -           (8)
  4 AllianceBernstein Growth and Income Portfolio - Class B                 9,903       (22,113)    18      (101)     (12,293)
  1 AllianceBernstein Growth Portfolio - Class A                              267       (79,246)     -         -      (78,979)
  1 AllianceBernstein Growth Portfolio - Class A                                -       (10,343)     -         -      (10,343)
  2 AllianceBernstein Growth Portfolio - Class A                                -           (78)     -         -          (78)
  3 AllianceBernstein Growth Portfolio - Class A                                -             -      -         -            -
  4 AllianceBernstein Growth Portfolio - Class B                           11,863       (13,914)     -         -       (2,051)
  1 AllianceBernstein High Yield Portfolio - Class A                          187       (32,163)     9       (49)     (32,016)
  1 AllianceBernstein International Portfolio - Class A                     9,146       (34,983)     -         -      (25,837)
  3 AllianceBernstein International Portfolio - Class A                         -             -      -         -            -
  1 AllianceBernstein International Value Portfolio - Class A               9,915        (7,130)     -         -        2,785
  1 AllianceBernstein Large Cap Growth Portfolio - Class A                  1,338      (115,683)    11       (34)    (114,368)
  1 AllianceBernstein Large Cap Growth Portfolio - Class A                      -        (1,499)     -         -       (1,499)
  2 AllianceBernstein Large Cap Growth Portfolio - Class A                      -           (74)     -         -          (74)
  3 AllianceBernstein Large Cap Growth Portfolio - Class A                      -            (7)     -         -           (7)
  4 AllianceBernstein Large Cap Growth Portfolio - Class B                  1,174       (65,105)     -         -      (63,931)
  1 AllianceBernstein Money Market Portfolio - Class A                     33,512      (122,080)     -         -      (88,568)
  3 AllianceBernstein Money Market Portfolio - Class A                          -             -      -         -            -
  4 AllianceBernstein Money Market Portfolio - Class B                     16,720       (76,021)     -         -      (59,301)
  1 AllianceBernstein Real Estate Investment Portfolio - Class A           21,592       (27,138)     6       (14)      (5,554)
  3 AllianceBernstein Real Estate Investment Portfolio - Class A                -            (1)     -         -           (1)
  1 AllianceBernstein Small Cap Growth Portfolio - Class A                  2,390       (70,347)    32       (75)     (68,000)
  1 AllianceBernstein Small Cap Growth Portfolio - Class A                      -        (2,952)     -         -       (2,952)
  1 AllianceBernstein Small/Mid Cap Value Portfolio - Class A              48,939        (9,899)     -         -       39,040
  1 AllianceBernstein Total Return Portfolio - Class A                     27,152       (53,840)    32      (189)     (26,845)
  1 AllianceBernstein Total Return Portfolio - Class A                          -            (5)     1        (1)          (5)
  2 AllianceBernstein Total Return Portfolio - Class A                          -          (126)     -         -         (126)
  3 AllianceBernstein Total Return Portfolio - Class A                          -             -      -         -            -
  1 AllianceBernstein U.S. Government/High Grade Securities Portfolio -    15,953       (53,677)    42      (309)     (37,991)
    Class A
  3 AllianceBernstein U.S. Government/High Grade Securities Portfolio -         -            (9)     -         -           (9)
    Class A
  4 AllianceBernstein U.S. Government/High Grade Securities Portfolio -         -          (345)     -         -         (345)
    Class B
  1 AllianceBernstein Utility Income Portfolio - Class A                    2,920       (23,862)     -         -      (20,942)
  3 AllianceBernstein Utility Income Portfolio - Class A                        -            (1)     -         -           (1)
  4 AllianceBernstein Value Portfolio - Class B                            35,962       (26,974)     -         -        8,988
  1 AllianceBernstein Worldwide Privatization Portfolio - Class A           3,845       (19,903)     6       (15)     (16,067)
  5 Delaware VIP Balanced Series - Standard class                              (1)         (730)     -         -         (731)
  5 Delaware VIP Capital Reserves Series - Standard class                       -           (61)     -         -          (61)
  5 Delaware VIP Cash Reserves Series - Standard class                          -            (4)     -         -           (4)

                                   VA A - 30

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                                                              Accumulation Annuity
                                                                 Accumulation    Units      Units  Annuity Units Net Increase
Sub-accounts                                                     Units Issued   Redeemed   Issued    Redeemed     (Decrease)
-----------------------------------------------------------------------------------------------------------------------------
  5 Delaware VIP Growth Opportunities Series - Standard class           -        (2,541)        -           -       (2,541)
  5 Delaware VIP High Yield Series - Standard class                     -          (208)        -           -         (208)
  5 Delaware VIP Value Series - Standard class                          -        (2,249)        -           -       (2,249)
  1 Dreyfus Stock Index Fund, Inc. - Initial shares                   224       (12,514)        -           -      (12,290)
  1 Dreyfus VIF Small Company Stock Portfolio - Initial shares         17        (4,206)        -           -       (4,189)
  1 Fidelity VIP Asset Manager Portfolio - Initial Class              916        (8,768)        -           -       (7,852)
  1 Fidelity VIP Contrafund Portfolio - Initial Class               1,122        (6,995)        -           -       (5,873)
  1 Fidelity VIP Growth Portfolio - Initial Class                   1,125       (13,006)        -           -      (11,881)
  1 Fidelity VIP High Income Portfolio - Initial Class                 77        (2,478)        -           -       (2,401)
  1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class       10       (12,522)        -           -      (12,512)
  1 Fidelity VIP Money Market Portfolio - Initial Class             1,389        (3,777)        -           -       (2,388)
  1 Fidelity VIP Overseas Portfolio - Initial Class                     -          (354)        -           -         (354)
  1 Mercury Basic Value V.I. Fund - Class I                            (1)           (4)        -           -           (5)
  1 Mercury Core Bond V.I. Fund - Class I                               -           (85)        -           -          (85)
  1 Mercury Global Allocation V.I. Fund - Class I                       -            (3)        -           -           (3)
  1 Mercury Global Growth V.I. Fund - Class I                           -            (1)        -           -           (1)
  1 Mercury High Current Income V.I. Fund - Class I                     1            (3)        -           -           (2)
  1 Mercury International Value V.I. Fund - Class I                     -            (2)        -           -           (2)
  1 Mercury Large Cap Core V.I. Fund - Class I                          -            (1)        -           -           (1)
  1 UBS U.S. Allocation Portfolio                                      (1)       (1,783)        -           -       (1,784)
  1 Van Eck Worldwide Emerging Markets Fund                             -            (2)        -           -           (2)
  1 Van Eck Worldwide Hard Assets Fund                              2,191            (1)        -           -        2,190
  6 Vanguard LifeStrategy Income Fund                                   -             -         -        (247)        (247)
  6 Vanguard VIF Balanced Portfolio                                     -             -    14,199      (1,380)      12,819
  6 Vanguard VIF Capital Growth Portfolio                               -             -         -        (151)        (151)
  6 Vanguard VIF Diversified Value Portfolio                            -             -     2,396        (315)       2,081
  6 Vanguard VIF Equity Income Portfolio                                -             -     2,077        (264)       1,813
  6 Vanguard VIF Equity Index Portfolio                                 -             -         1        (155)        (154)
  6 Vanguard VIF Growth Portfolio                                       -             -         -        (222)        (222)
  6 Vanguard VIF High Yield Bond Portfolio                              -             -         -        (162)        (162)
  6 Vanguard VIF International Portfolio                                -             -         -        (320)        (320)
  6 Vanguard VIF Mid-Cap Index Portfolio                                -             -     2,434        (370)       2,064
  6 Vanguard VIF Money Market Portfolio                                 -             -    41,436     (39,072)       2,364
  6 Vanguard VIF REIT Index Portfolio                                   -             -       791        (345)         446
  6 Vanguard VIF Short-Term Investment-Grade Portfolio                  -             -        (1)        (42)         (43)
  6 Vanguard VIF Small Company Growth Portfolio                         -             -         1        (372)        (371)
  6 Vanguard VIF Total Bond Market Index Portfolio                      -             -    10,465        (337)      10,128
  6 Vanguard VIF Total Stock Market Index Portfolio                     -             -       990      (1,079)         (89)

Footnotes

    1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
    2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
    3  Profile product.
    4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
    5  Variable Annuity product.
    6  Vanguard SPIA product.

                                   VA A - 31

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                              Accumulation  Accumulation    Annuity    Annuity Units Net Increase
Sub-accounts                                                  Units Issued Units Redeemed Units Issued   Redeemed     (Decrease)
---------------------------------------------------------------------------------------------------------------------------------
  1 AIM V.I. Capital Appreciation Fund - Series I                   592         (8,614)        -               -         (8,022)
  1 AIM V.I. International Growth Fund - Series I                   290         (3,380)        -               -         (3,090)
  1 AllianceBernstein Americas Government Income
    Portfolio - Class A                                           1,110        (69,423)        -               -        (68,313)
  1 AllianceBernstein Global Bond Portfolio - Class A             3,114        (41,177)        8             (71)       (38,126)
  1 AllianceBernstein Global Bond Portfolio - Class A                 -           (109)        -               -           (109)
  1 AllianceBernstein Global Dollar Government Portfolio -
    Class A                                                         664        (41,955)        -               -        (41,291)
  1 AllianceBernstein Growth and Income Portfolio - Class A      12,038       (154,539)        5             (53)      (142,549)
  1 AllianceBernstein Growth and Income Portfolio - Class A           -        (24,816)        -          (1,194)       (26,010)
  2 AllianceBernstein Growth and Income Portfolio - Class A           -             (1)        -               -             (1)
  3 AllianceBernstein Growth and Income Portfolio - Class A           -             (4)        -               -             (4)
  4 AllianceBernstein Growth and Income Portfolio - Class B      73,970        (35,073)        -            (127)        38,770
  1 AllianceBernstein Growth Portfolio - Class A                    372        (91,588)        -               -        (91,216)
  1 AllianceBernstein Growth Portfolio - Class A                      -         (8,191)        -               -         (8,191)
  2 AllianceBernstein Growth Portfolio - Class A                      -              -         -               -              -
  3 AllianceBernstein Growth Portfolio - Class A                      -             (1)        -               -             (1)
  4 AllianceBernstein Growth Portfolio - Class B                  4,983         (9,097)        -               -         (4,114)
  1 AllianceBernstein High Yield Portfolio - Class A              5,901        (66,256)        -             (58)       (60,413)
  1 AllianceBernstein International Portfolio - Class A          18,782        (43,459)        -               -        (24,677)
  3 AllianceBernstein International Portfolio - Class A               -             (1)        -               -             (1)
  1 AllianceBernstein International Value Portfolio - Class A    21,671         (8,501)        -               -         13,170
  1 AllianceBernstein Money Market Portfolio - Class A              110       (148,332)        -               -       (148,222)
  3 AllianceBernstein Money Market Portfolio - Class A                -             (1)        -               -             (1)
  4 AllianceBernstein Money Market Portfolio - Class B          119,580       (199,135)        -               -        (79,555)
  1 AllianceBernstein Premier Growth Portfolio - Class A            621       (163,418)        4             (46)      (162,839)
  1 AllianceBernstein Premier Growth Portfolio - Class A              -         (4,035)        -               -         (4,035)
  2 AllianceBernstein Premier Growth Portfolio - Class A              -              -         -               -              -
  3 AllianceBernstein Premier Growth Portfolio - Class A              -           (121)        -               -           (121)
  4 AllianceBernstein Premier Growth Portfolio - Class B         19,859        (86,521)        -               -        (66,662)
  1 AllianceBernstein Real Estate Investment Portfolio -
    Class A                                                      24,151        (31,350)        4             (24)        (7,219)
  3 AllianceBernstein Real Estate Investment Portfolio -
    Class A                                                          35         (1,487)        -               -         (1,452)
  1 AllianceBernstein Small Cap Growth Portfolio - Class A       39,082        (92,157)        2             (89)       (53,162)
  1 AllianceBernstein Small Cap Growth Portfolio - Class A          113         (1,421)        -               -         (1,308)
  1 AllianceBernstein Small Cap Value Portfolio - Class A        13,000        (37,839)        -               -        (24,839)
  1 AllianceBernstein Technology Portfolio - Class A              1,769       (172,046)        -               -       (170,277)
  1 AllianceBernstein Technology Portfolio - Class A                  -         (7,946)        -            (419)        (8,365)
  2 AllianceBernstein Technology Portfolio - Class A                  -              -         -               -              -
  3 AllianceBernstein Technology Portfolio - Class A                  -            (56)        -               -            (56)
  4 AllianceBernstein Technology Portfolio - Class B             11,661        (53,585)        -               -        (41,924)
  1 AllianceBernstein Total Return Portfolio - Class A           40,645       (117,567)        1            (235)       (77,156)
  1 AllianceBernstein Total Return Portfolio - Class A                -         (2,734)        -            (149)        (2,883)
  2 AllianceBernstein Total Return Portfolio - Class A                -              -         -               -              -
  3 AllianceBernstein Total Return Portfolio - Class A                -             (1)        -               -             (1)
  1 AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class A                                6,114       (138,122)        7            (387)      (132,388)
  3 AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class A                                    -         (1,281)        -               -         (1,281)
  4 AllianceBernstein U.S. Government/High Grade
    Securities Portfolio - Class B                                   95         (1,960)        -               -         (1,865)
  1 AllianceBernstein Utility Income Portfolio - Class A         22,547        (38,654)        -               -        (16,107)
  3 AllianceBernstein Utility Income Portfolio - Class A            162              -         -               -            162
  4 AllianceBernstein Value Portfolio - Class B                  27,144        (45,655)        -               -        (18,511)
  1 AllianceBernstein Worldwide Privatization Portfolio -
    Class A                                                      19,382        (36,695)        4             (22)       (17,331)
  5 Delaware VIP Balanced Series - Standard class                     -           (717)        -               -           (717)
  5 Delaware VIP Capital Reserves Series - Standard class             -           (153)        -               -           (153)

                                   VA A - 32

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                           Accumulation  Accumulation    Annuity    Annuity Units Net Increase
Sub-accounts                                               Units Issued Units Redeemed Units Issued   Redeemed     (Decrease)
------------------------------------------------------------------------------------------------------------------------------
  5 Delaware VIP Cash Reserves Series - Standard class             -       (27,828)            -             -      (27,828)
  5 Delaware VIP Growth Opportunities Series - Standard
    class                                                          -        (1,944)            -             -       (1,944)
  5 Delaware VIP High Yield Series - Standard class                -          (277)            -             -         (277)
  5 Delaware VIP Value Series - Standard class                     -        (6,471)            -             -       (6,471)
  1 Dreyfus Stock Index Fund, Inc. - Initial shares              171       (20,016)            -             -      (19,845)
  1 Dreyfus VIF Small Company Stock Portfolio - Initial
    shares                                                       218        (7,174)            -             -       (6,956)
  1 Fidelity VIP Asset Manager Portfolio - Initial Class       1,894       (16,715)            -             -      (14,821)
  1 Fidelity VIP Contrafund Portfolio - Initial Class          1,836       (12,038)            -             -      (10,202)
  1 Fidelity VIP Growth Portfolio - Initial Class                960       (33,450)            -             -      (32,490)
  1 Fidelity VIP High Income Portfolio - Initial Class           255       (12,320)            -             -      (12,065)
  1 Fidelity VIP Investment Grade Bond Portfolio - Initial
    Class                                                        114       (12,676)            -        (1,123)     (13,685)
  1 Fidelity VIP Money Market Portfolio - Initial Class       16,472       (38,911)            -             -      (22,439)
  1 Fidelity VIP Overseas Portfolio - Initial Class              593          (720)            -             -         (127)
  1 Merrill Lynch Basic Value V.I. Fund - Class I                  -            (6)            -             -           (6)
  1 Merrill Lynch Core Bond V.I. Fund - Class I                    -          (115)            -             -         (115)
  1 Merrill Lynch Global Allocation V.I. Fund - Class I            -            (5)            -             -           (5)
  1 Merrill Lynch Global Growth V.I. Fund - Class I                -            (1)            -             -           (1)
  1 Merrill Lynch High Current Income V.I. Fund - Class I          -            (4)            -             -           (4)
  1 Merrill Lynch International Value V.I. Fund - Class I          -            (2)            -             -           (2)
  1 Merrill Lynch Large Cap Core V.I. Fund - Class I               -            (2)            -             -           (2)
  1 UBS U.S. Allocation Portfolio                                  -        (1,274)            -             -       (1,274)
  1 Van Eck Worldwide Emerging Markets Fund                       36            (1)            -             -           35
  1 Van Eck Worldwide Hard Assets Fund                           589            (2)            -             -          587
  6 Vanguard LifeStrategy Income Fund                              -             -         4,605             -        4,605
  6 Vanguard VIF Balanced Portfolio                                -             -         9,966          (340)       9,626
  6 Vanguard VIF Capital Growth Portfolio                          -             -         2,257          (139)       2,118
  6 Vanguard VIF Diversified Value Portfolio                       -             -         3,214          (183)       3,031
  6 Vanguard VIF Equity Income Portfolio                           -             -         2,272          (140)       2,132
  6 Vanguard VIF Equity Index Portfolio                            -             -         2,311          (142)       2,169
  6 Vanguard VIF Growth Portfolio                                  -             -         3,441          (196)       3,245
  6 Vanguard VIF High Yield Bond Portfolio                         -             -         2,421          (149)       2,272
  6 Vanguard VIF International Portfolio                           -             -         4,743          (284)       4,459
  6 Vanguard VIF Mid-Cap Index Portfolio                           -             -         4,503          (277)       4,226
  6 Vanguard VIF Money Market Portfolio                            -             -        79,934       (78,794)       1,140
  6 Vanguard VIF REIT Index Portfolio                              -             -         5,124          (308)       4,816
  6 Vanguard VIF Short-Term Investment-Grade Portfolio             -             -           567           (24)         543
  6 Vanguard VIF Small Company Growth Portfolio                    -             -         5,680          (335)       5,345
  6 Vanguard VIF Total Bond Market Index Portfolio                 -             -         5,043          (311)       4,732
  6 Vanguard VIF Total Stock Market Index Portfolio                -             -        15,332          (724)      14,608

Footnotes

    1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
    2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
    3  Profile product.
    4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
    5  Variable Annuity product.
    6  Vanguard SPIA product.

                                   VA A - 33

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

Sub-accounts                                                                     Units  Unit Value Net Assets
--------------------------------------------------------------------------------------------------------------
2005
  1 AIM V.I. Capital Appreciation Fund - Series I                                28,114   $11.22   $   315,485
  1 AIM V.I. International Growth Fund - Series I                                12,429    13.71       170,356
  1 AllianceBernstein Americas Government Income Portfolio - Class A            176,608    21.07     3,720,860
  1 AllianceBernstein Global Bond Portfolio - Class A                            85,504    16.87     1,442,277
  1 AllianceBernstein Global Bond Portfolio - Class A                             1,021    13.07        13,351
  1 AllianceBernstein Global Dollar Government Portfolio - Class A               72,411    33.08     2,395,123
  1 AllianceBernstein Global Technology Portfolio - Class A                     691,689    15.26    10,555,618
  1 AllianceBernstein Global Technology Portfolio - Class A                      14,114    13.73       193,762
  2 AllianceBernstein Global Technology Portfolio - Class A                           -    15.20             -
  4 AllianceBernstein Global Technology Portfolio - Class B                     262,502     5.91     1,551,068
  1 AllianceBernstein Growth and Income Portfolio - Class A                     708,955    39.06    27,689,990
  1 AllianceBernstein Growth and Income Portfolio - Class A                      21,223    24.68       523,890
  2 AllianceBernstein Growth and Income Portfolio - Class A                           -    38.90             -
  3 AllianceBernstein Growth and Income Portfolio - Class A                       8,545    39.65       338,776
  4 AllianceBernstein Growth and Income Portfolio - Class B                     268,788    38.46    10,338,468
  1 AllianceBernstein Growth Portfolio - Class A                                575,445    26.42    15,204,230
  1 AllianceBernstein Growth Portfolio - Class A                                 26,282    16.87       443,462
  2 AllianceBernstein Growth Portfolio - Class A                                      -    26.31             -
  3 AllianceBernstein Growth Portfolio - Class A                                  1,047    26.82        28,090
  4 AllianceBernstein Growth Portfolio - Class B                                128,488    26.00     3,340,744
  1 AllianceBernstein High Yield Portfolio - Class A                            258,205    11.00     2,839,628
  1 AllianceBernstein International Portfolio - Class A                         331,885    17.30     5,742,248
  3 AllianceBernstein International Portfolio - Class A                           2,225    17.56        39,079
  1 AllianceBernstein International Value Portfolio - Class A                   118,072    17.76     2,096,586
  1 AllianceBernstein Large Cap Growth Portfolio - Class A                      670,905    29.66    19,896,729
  1 AllianceBernstein Large Cap Growth Portfolio - Class A                       12,439    12.76       158,662
  2 AllianceBernstein Large Cap Growth Portfolio - Class A                            -    29.54             -
  3 AllianceBernstein Large Cap Growth Portfolio - Class A                        4,629    30.10       139,356
  4 AllianceBernstein Large Cap Growth Portfolio - Class B                      474,396     7.27     3,449,034
  1 AllianceBernstein Money Market Portfolio - Class A                          203,867    12.81     2,611,092
  3 AllianceBernstein Money Market Portfolio - Class A                              947    13.01        12,310
  4 AllianceBernstein Money Market Portfolio - Class B                          186,850    12.61     2,356,131
  1 AllianceBernstein Real Estate Investment Portfolio - Class A                199,406    24.72     4,929,747
  3 AllianceBernstein Real Estate Investment Portfolio - Class A                  1,158    25.05        29,016
  1 AllianceBernstein Small Cap Growth Portfolio - Class A                      420,513    12.03     5,060,659
  1 AllianceBernstein Small Cap Growth Portfolio - Class A                        4,534    11.72        53,139
  1 AllianceBernstein Small/Mid Cap Value Portfolio - Class A                   287,406    17.41     5,003,493
  1 AllianceBernstein Total Return Portfolio - Class A                          467,206    24.68    11,530,730
  1 AllianceBernstein Total Return Portfolio - Class A                           11,036    12.21       134,779
  2 AllianceBernstein Total Return Portfolio - Class A                                -    24.58             -
  3 AllianceBernstein Total Return Portfolio - Class A                            2,259    19.51        44,063
  1 AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A 555,874    16.51     9,177,482
  3 AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A     643    16.76        10,775
  4 AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B   9,328    16.26       151,674
  1 AllianceBernstein Utility Income Portfolio - Class A                        177,237    24.63     4,364,709
  3 AllianceBernstein Utility Income Portfolio - Class A                            250    23.97         5,997
  4 AllianceBernstein Value Portfolio - Class B                                 395,595    12.49     4,941,586
  1 AllianceBernstein Worldwide Privatization Portfolio - Class A               187,369    28.16     5,276,702

                                   VA A - 34

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

Sub-accounts                                                          Units  Unit Value Net Assets
--------------------------------------------------------------------------------------------------
2005 - Continued
  5 Delaware VIP Balanced Series - Standard class                      4,463   $29.36   $  131,055
  5 Delaware VIP Capital Reserves Series - Standard class             10,252    22.44      230,066
  5 Delaware VIP Cash Reserves Series - Standard class                 7,983    16.40      130,945
  5 Delaware VIP Growth Opportunities Series - Standard class         17,577    32.46      570,531
  5 Delaware VIP High Yield Series - Standard class                    1,931    24.78       47,856
  5 Delaware VIP Value Series - Standard class                        41,465    38.54    1,598,122
  1 Dreyfus Stock Index Fund, Inc. - Initial shares                   80,137    18.38    1,472,803
  1 Dreyfus VIF Small Company Stock Portfolio - Initial shares         9,062    14.49      131,299
  1 Fidelity VIP Asset Manager Portfolio - Initial Class              29,821    15.75      469,723
  1 Fidelity VIP Contrafund Portfolio - Initial Class                 35,656    18.25      650,807
  1 Fidelity VIP Growth Portfolio - Initial Class                     89,768    15.20    1,364,799
  1 Fidelity VIP High Income Portfolio - Initial Class                 7,604    11.51       87,525
  1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class      12,585    16.19      203,720
  1 Fidelity VIP Money Market Portfolio - Initial Class              109,287    12.46    1,361,957
  1 Fidelity VIP Overseas Portfolio - Initial Class                    5,159    15.42       79,530
  1 Mercury Basic Value V.I. Fund - Class I                            5,833    16.77       97,805
  1 Mercury Core Bond V.I. Fund - Class I                              5,200    13.55       70,488
  1 Mercury Global Allocation V.I. Fund - Class I                      4,458    14.88       66,318
  1 Mercury Global Growth V.I. Fund - Class I                          1,630     9.60       15,646
  1 Mercury High Current Income V.I. Fund - Class I                    3,519    12.53       44,080
  1 Mercury International Value V.I. Fund - Class I                    2,026    15.27       30,928
  1 Mercury Large Cap Core V.I. Fund - Class I                         1,312    16.36       21,471
  1 UBS U.S. Allocation Portfolio                                     11,111    15.69      174,347
  1 Van Eck Worldwide Emerging Markets Fund                            5,734    14.56       83,479
  1 Van Eck Worldwide Hard Assets Fund                                 4,105    19.81       81,307
  6 Vanguard LifeStrategy Income Fund                                  4,358    11.08       48,274
  6 Vanguard VIF Balanced Portfolio                                   22,445    12.59      282,631
  6 Vanguard VIF Capital Growth Portfolio                              1,967    13.00       25,561
  6 Vanguard VIF Diversified Value Portfolio                           5,112    14.69       75,102
  6 Vanguard VIF Equity Income Portfolio                               3,945    12.98       51,200
  6 Vanguard VIF Equity Index Portfolio                                2,015    12.30       24,771
  6 Vanguard VIF Growth Portfolio                                      3,023    11.95       36,133
  6 Vanguard VIF High Yield Bond Portfolio                             2,110    11.43       24,118
  6 Vanguard VIF International Portfolio                               4,139    14.77       61,120
  6 Vanguard VIF Mid-Cap Index Portfolio                               6,290    14.58       91,716
  6 Vanguard VIF Money Market Portfolio                                3,504    10.27       35,981
  6 Vanguard VIF REIT Index Portfolio                                  5,262    15.68       82,521
  6 Vanguard VIF Short-Term Investment-Grade Portfolio                   500    10.33        5,171
  6 Vanguard VIF Small Company Growth Portfolio                        4,974    12.54       62,383
  6 Vanguard VIF Total Bond Market Index Portfolio                    14,860    10.66      158,382
  6 Vanguard VIF Total Stock Market Index Portfolio                   14,519    12.65      183,632

2004
  1 AIM V.I. Capital Appreciation Fund - Series I                     29,760    10.74      319,574
  1 AIM V.I. International Growth Fund - Series I                     13,969    12.46      174,016
  1 AllianceBernstein Americas Government Income Portfolio - Class A 210,309    19.96    4,197,393
  1 AllianceBernstein Global Bond Portfolio - Class A                 80,662    18.11    1,460,512
  1 AllianceBernstein Global Bond Portfolio - Class A                  1,098    14.03       15,409

                                   VA A - 35

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

Sub-accounts                                                             Units  Unit Value Net Assets
------------------------------------------------------------------------------------------------------
2004 - Continued
  1 AllianceBernstein Global Dollar Government Portfolio - Class A       82,598   $30.94   $ 2,555,792
  1 AllianceBernstein Growth and Income Portfolio - Class A             808,736    38.73    31,319,463
  1 AllianceBernstein Growth and Income Portfolio - Class A              23,208    24.48       568,027
  2 AllianceBernstein Growth and Income Portfolio - Class A                  80    38.58         3,100
  3 AllianceBernstein Growth and Income Portfolio - Class A               8,553    39.27       335,837
  4 AllianceBernstein Growth and Income Portfolio - Class B             281,081    38.21    10,741,347
  1 AllianceBernstein Growth Portfolio - Class A                        654,424    25.10    16,422,853
  1 AllianceBernstein Growth Portfolio - Class A                         36,625    16.03       586,965
  2 AllianceBernstein Growth Portfolio - Class A                             78    25.00         1,953
  3 AllianceBernstein Growth Portfolio - Class A                          1,047    25.45        26,650
  4 AllianceBernstein Growth Portfolio - Class B                        130,539    24.75     3,231,063
  1 AllianceBernstein High Yield Portfolio - Class A                    290,221    10.98     3,186,046
  1 AllianceBernstein International Portfolio - Class A                 357,722    15.44     5,523,341
  3 AllianceBernstein International Portfolio - Class A                   2,225    15.66        34,842
  1 AllianceBernstein International Value Portfolio - Class A           115,287    16.07     1,853,019
  1 AllianceBernstein Money Market Portfolio - Class A                  292,435    12.74     3,725,800
  3 AllianceBernstein Money Market Portfolio - Class A                      947    12.92        12,241
  4 AllianceBernstein Money Market Portfolio - Class B                  246,151    12.57     3,093,435
  1 AllianceBernstein Premier Growth Portfolio - Class A                785,273    27.82    21,846,456
  1 AllianceBernstein Premier Growth Portfolio - Class A                 13,938    11.97       166,779
  2 AllianceBernstein Premier Growth Portfolio - Class A                     74    27.72         2,052
  3 AllianceBernstein Premier Growth Portfolio - Class A                  4,636    28.21       130,787
  4 AllianceBernstein Premier Growth Portfolio - Class B                538,327     6.84     3,679,549
  1 AllianceBernstein Real Estate Investment Portfolio - Class A        204,960    23.05     4,724,802
  3 AllianceBernstein Real Estate Investment Portfolio - Class A          1,159    23.33        27,029
  1 AllianceBernstein Small Cap Growth Portfolio - Class A              488,513    11.97     5,845,516
  1 AllianceBernstein Small Cap Growth Portfolio - Class A                7,486    11.65        87,242
  1 AllianceBernstein Small Cap Value Portfolio - Class A               248,366    16.79     4,169,897
  1 AllianceBernstein Technology Portfolio - Class A                    788,041    15.51    12,224,614
  1 AllianceBernstein Technology Portfolio - Class A                     20,917    13.96       291,896
  2 AllianceBernstein Technology Portfolio - Class A                         85    15.46         1,311
  3 AllianceBernstein Technology Portfolio - Class A                          -    14.91             -
  4 AllianceBernstein Technology Portfolio - Class B                    277,042     6.01     1,666,362
  1 AllianceBernstein Total Return Portfolio - Class A                  494,051    24.37    12,040,428
  1 AllianceBernstein Total Return Portfolio - Class A                   11,041    12.06       133,151
  2 AllianceBernstein Total Return Portfolio - Class A                      126    24.28         3,047
  3 AllianceBernstein Total Return Portfolio - Class A                    2,259    19.24        43,468
  1 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
    Class A                                                             593,865    16.43     9,756,941
  3 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
    Class A                                                                 652    16.66        10,857
  4 AllianceBernstein U.S. Government/High Grade Securities Portfolio -
    Class B                                                               9,673    16.20       156,743
  1 AllianceBernstein Utility Income Portfolio - Class A                198,179    20.64     4,090,980
  3 AllianceBernstein Utility Income Portfolio - Class A                    251    20.07         5,035
  4 AllianceBernstein Value Portfolio - Class B                         386,607    12.13     4,688,613
  1 AllianceBernstein Worldwide Privatization Portfolio - Class A       203,436    24.38     4,960,724
  5 Delaware VIP Balanced Series - Standard class                         5,194    28.71       149,125
  5 Delaware VIP Capital Reserves Series - Standard class                10,313    22.37       230,719
  5 Delaware VIP Cash Reserves Series - Standard class                    7,987    16.26       129,853
  5 Delaware VIP Growth Opportunities Series - Standard class            20,118    30.96       622,841

                                   VA A - 36

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

Sub-accounts                                                      Units  Unit Value Net Assets
----------------------------------------------------------------------------------------------
2004 - Continued
  5 Delaware VIP High Yield Series - Standard class                2,139   $24.27   $   51,924
  5 Delaware VIP Value Series - Standard class                    43,714    36.81    1,608,953
  1 Dreyfus Stock Index Fund, Inc. - Initial shares               92,427    18.10    1,672,892
  1 Dreyfus VIF Small Company Stock Portfolio - Initial shares    13,251    14.46      191,662
  1 Fidelity VIP Asset Manager Portfolio - Initial Class          37,673    15.68      590,866
  1 Fidelity VIP Contrafund Portfolio - Initial Class             41,529    16.39      680,478
  1 Fidelity VIP Growth Portfolio - Initial Class                101,649    14.99    1,524,042
  1 Fidelity VIP High Income Portfolio - Initial Class            10,005    11.47      114,747
  1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class  25,097    16.10      403,954
  1 Fidelity VIP Money Market Portfolio - Initial Class          111,675    12.34    1,377,922
  1 Fidelity VIP Overseas Portfolio - Initial Class                5,513    14.23       78,463
  1 Merrill Lynch Basic Value V.I. Fund - Class I                  5,838    16.95       98,937
  1 Merrill Lynch Core Bond V.I. Fund - Class I                    5,285    13.49       71,304
  1 Merrill Lynch Global Allocation V.I. Fund - Class I            4,461    13.95       62,240
  1 Merrill Lynch Global Growth V.I. Fund - Class I                1,631     8.81       14,366
  1 Merrill Lynch High Current Income V.I. Fund - Class I          3,521    12.57       44,247
  1 Merrill Lynch International Value V.I. Fund - Class I          2,028    14.05       28,488
  1 Merrill Lynch Large Cap Core V.I. Fund - Class I               1,313    14.86       19,515
  1 UBS U.S. Allocation Portfolio                                 12,895    15.27      196,870
  1 Van Eck Worldwide Emerging Markets Fund                        5,736    11.94       68,466
  1 Van Eck Worldwide Hard Assets Fund                             1,915    13.80       26,434
  6 Vanguard LifeStrategy Income Fund                              4,605    10.89       50,151
  6 Vanguard VIF Balanced Portfolio                                9,626    11.98      115,360
  6 Vanguard VIF Capital Growth Portfolio                          2,118    12.64       26,761
  6 Vanguard VIF Diversified Value Portfolio                       3,031    13.50       40,909
  6 Vanguard VIF Equity Income Portfolio                           2,132    12.63       26,925
  6 Vanguard VIF Equity Index Portfolio                            2,169    12.02       26,074
  6 Vanguard VIF Growth Portfolio                                  3,245    11.41       37,010
  6 Vanguard VIF High Yield Bond Portfolio                         2,272    11.31       25,700
  6 Vanguard VIF International Portfolio                           4,459    13.34       59,473
  6 Vanguard VIF Mid-Cap Index Portfolio                           4,226    13.23       55,921
  6 Vanguard VIF Money Market Portfolio                            1,140    10.09       11,500
  6 Vanguard VIF REIT Index Portfolio                              4,816    14.32       68,951
  6 Vanguard VIF Short-Term Investment-Grade Portfolio               543    10.22        5,550
  6 Vanguard VIF Small Company Growth Portfolio                    5,345    12.20       65,236
  6 Vanguard VIF Total Bond Market Index Portfolio                 4,732    10.51       49,758
  6 Vanguard VIF Total Stock Market Index Portfolio               14,608    12.22      178,524

Footnotes

    1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
    2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit Option.
    3  Profile product.
    4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
    5  Variable Annuity product.
    6  Vanguard SPIA product.

                                   VA A - 37

                     AMERICAN INTERNATIONAL LIFE ASSURANCE
                              COMPANY OF NEW YORK
                         (a wholly-owned subsidiary of
                      American International Group, Inc.)

                   REPORT ON AUDITS OF FINANCIAL STATEMENTS

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                    PricewaterhouseCoopers LLP
                                                    Suite 2900
                                                    1201 Louisiana
                                                    Houston, TX 77002-5678
                                                    Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheets as of December 31, 2004 and 2003 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

As discussed in Note 15 to the financial statements, the Company has restated its financial statements as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004.

PRICEWATERHOUSECOOPERS LLP

April 29, 2005, except for the effects of the Second Restatement discussed in
Note 15 and the updates discussed in Note 8 to the financial statements as to which the date is March 7, 2006.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                BALANCE SHEETS
                                (in thousands)

                                                      December 31, December 31,
                                                          2004         2003
                                                      ------------ ------------
                                                       (Restated)   (Restated)
Assets

Investments:
Fixed maturities:
   Bonds available for sale, at fair value...........   $8,083,232   $7,791,941
   (cost: 2004 - $7,509,178; 2003 - $7,282,256)......
Equity securities available for sale, at fair value..        1,807        1,652
   (cost: 2004 - $1,837; 2003 - $994)................
Mortgage loans on real estate........................      368,752      414,008
Policy loans.........................................       11,258       11,115
Other long-term investments..........................       42,127       70,303
Short-term investments, at cost (approximates fair
  value).............................................       15,157       93,935
                                                        ----------   ----------
   Total investments.................................    8,522,333    8,382,954

Cash.................................................        2,282        2,275
Investment income due and accrued....................      119,047      116,023
Reinsurance assets...................................       46,974       37,266
Deferred policy acquisition costs....................       65,126       85,908
Amounts due from related parties.....................        9,396       17,525
Other assets.........................................       16,264        8,629
Assets held in separate accounts.....................      204,782      216,087
                                                        ----------   ----------
   Total assets......................................   $8,986,204   $8,866,667
                                                        ==========   ==========

                See accompanying notes to financial statements.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                BALANCE SHEETS
                     (in thousands, except share amounts)

                                                      December 31, December 31,
                                                          2004         2003
                                                      ------------ ------------
                                                       (Restated)   (Restated)
Liabilities

   Policyholders' contract deposits..................   $4,913,931   $5,059,693
   Future policy benefits for life and accident and
     health insurance contracts and health insurance
     contracts.......................................    2,576,242    2,354,812
   Reserve for unearned premiums.....................        1,425        5,338
   Policy and contract claims........................       75,310       61,034
   Income taxes payable..............................       73,175       52,241
   Derivative liabilities, at fair value.............       21,933       20,569
   Amounts due to related parties....................       18,200           --
   Other liabilities.................................       47,634      185,825
   Liabilities related to separate accounts..........      204,782      216,087
                                                        ----------   ----------
       Total liabilities.............................    7,932,632    7,955,599
                                                        ----------   ----------
Shareholder's equity

   Common stock, $200 par value; 16,125 shares
     authorized, issued and outstanding..............        3,225        3,225
   Additional paid-in capital........................      238,025      238,025
   Accumulated other comprehensive income............      307,204      262,264
   Retained earnings.................................      505,118      407,554
                                                        ----------   ----------
       Total shareholder's equity....................    1,053,572      911,068
                                                        ----------   ----------
   Total liabilities and shareholder's equity........   $8,986,204   $8,866,667
                                                        ==========   ==========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                             STATEMENTS OF INCOME
                                (in thousands)

                                                 Years ended December 31,
                                            ----------------------------------
                                               2004        2003        2002
                                            ----------  ----------  ----------
                                            (Restated)  (Restated)  (Restated)
Revenues:
   Premiums and other considerations.......   $424,185    $390,408   $ 216,291
   Net investment income...................    544,959     544,192     537,923
   Realized capital gains (losses).........    (14,819)     (6,759)   (110,231)
                                              --------    --------   ---------
       Total revenues......................    954,325     927,841     643,983
                                              --------    --------   ---------
Benefits and expenses:
   Death and other benefits................    365,809     324,239     305,223
   Increase (decrease) in future
     policy benefits.......................    162,786     165,586      (1,251)
   Interest credited on policyholder
     contract deposits.....................    209,198     221,986     280,974
   Insurance acquisition and
     other operating expenses..............     66,543      79,891      53,790
                                              --------    --------   ---------
       Total benefits and expenses.........    804,336     791,702     638,736
                                              --------    --------   ---------
Income before income taxes.................    149,989     136,139       5,247
                                              --------    --------   ---------
Income taxes:
   Current.................................     61,033      32,870      27,028
   Deferred................................     (8,661)     15,002     (24,683)
                                              --------    --------   ---------
       Total income tax expense............     52,372      47,872       2,345
                                              --------    --------   ---------
Net income before cumulative effect of
  accounting change........................     97,617      88,267       2,902
Cumulative effect of accounting change,
  net of tax...............................        (53)         --          --
                                              --------    --------   ---------
Net income.................................   $ 97,564    $ 88,267   $   2,902
                                              ========    ========   =========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                                (in thousands)

                                                 Years ended December 31,
                                            ----------------------------------
                                               2004        2003        2002
                                            ----------  ----------  ----------
                                            (Restated)  (Restated)  (Restated)
Common stock

Balance at beginning and end of year....... $    3,225    $  3,225    $  3,225
                                            ----------    --------    --------
Additional paid-in capital

Balance at beginning of year...............    238,025     238,025     197,025
Capital contributions from parent..........         --          --      41,000
                                            ----------    --------    --------
Balance at end of year.....................    238,025     238,025     238,025
                                            ----------    --------    --------
Accumulated other comprehensive income

Balance at beginning of year, as
  previously reported......................    262,264     172,401      39,124
   Adjustments (See Note 15)...............         --          --      26,900
                                            ----------    --------    --------
   Balance, as restated....................    262,264     172,401      66,024
       Change in net unrealized
         appreciation of investments -
         net of reclassifications..........     71,158     136,176     159,465
       Deferred income tax expense
         on above changes..................    (26,218)    (46,313)    (53,088)
                                            ----------    --------    --------
Balance at end of year.....................    307,204     262,264     172,401
                                            ----------    --------    --------
Retained earnings

Balance at beginning of year, as
  previously reported......................    407,554     319,287     333,626
Adjustment (See Note 15)...................         --          --     (17,241)
                                            ----------    --------    --------
Balance, as restated.......................    407,554     319,287     316,385
Net income.................................     97,564      88,267       2,902
                                            ----------    --------    --------
Balance at end of year.....................    505,118     407,554     319,287
                                            ----------    --------    --------
Total shareholder's equity................. $1,053,572    $911,068    $732,938
                                            ==========    ========    ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           STATEMENTS OF CASH FLOWS
                                (in thousands)

                                                Years ended December 31,
                                         -------------------------------------
                                             2004         2003         2002
                                         -----------  -----------  -----------
                                          (Restated)   (Restated)   (Restated)
Cash flows from operating
  activities:
   Net income........................... $    97,564  $    88,267  $     2,902

Adjustments to reconcile net
  income to net cash provided by
  operating activities:
       Change in insurance reserves.....     231,793      189,369     (136,932)
       Change in accounting
         principles.....................          53           --           --
       Change in reinsurance assets.....      (9,708)       6,859      151,731
       Change in deferred policy
         acquisition costs..............      28,063       42,441      (40,814)
       Interest credited to
         policyholder contracts.........     209,198      221,986      280,974
       Change in other
         policyholders' contracts.......     (10,870)      19,270     (167,313)
       Change in investment income
         due and accrued................      (3,024)      (1,634)     (17,535)
       Realized capital (gains)
         losses.........................      14,819        6,759      110,231
       Change in income taxes - net.....      (5,284)      (8,782)     (18,368)
       Change in reserves for
         commissions, expenses and
         taxes..........................      (1,622)         260       (2,058)
       Amortization of premiums
         and discounts on
         securities.....................     (18,423)     (22,912)     (15,106)
       Change in other assets and
         liabilities - net..............    (107,665)      47,466      135,188
                                         -----------  -----------  -----------
Net cash provided by operating
  activities............................     424,894      589,349      282,900
                                         -----------  -----------  -----------
Cash flows from investing
  activities:
       Sale of fixed maturities.........   1,660,282    2,143,951    1,642,037
       Redemptions and maturities
         of fixed maturities............     387,337      441,382      759,609
       Sale of equity securities........       2,842       13,053       12,499
       Sale of real estate..............          --           --       36,098
       Purchase of fixed maturities.....  (2,262,149)  (2,759,575)  (3,447,345)
       Purchase of equity
         securities.....................      (2,935)      (3,263)        (519)
       Purchase of real estate..........      (2,110)         721           --
       Mortgage loans funded............     (46,726)     (87,200)     (30,695)
       Repayments of mortgage loans.....      91,915       37,641       48,014
       Change in policy loans...........        (143)        (755)        (148)
       Change in short-term
         investments....................      78,778      (61,658)      36,342
       Sales or distributions of
         other long-term
         investments....................       4,329       16,122       28,443
       Investments in other
         long-term investments..........       3,948        6,128      (29,926)
       Other - net......................       3,835       (3,676)     (49,806)
                                         -----------  -----------  -----------
Net cash used in investing
  activities............................     (80,797)    (257,129)    (995,397)
                                         -----------  -----------  -----------
Cash flows from financing
  activities:
       Deposits on policyholder
         contracts......................     156,631      260,495    1,109,206
       Withdrawals on policyholder
         contracts......................    (500,721)    (590,440)    (437,721)
       Capital contribution from
         parent.........................          --           --       41,000
                                         -----------  -----------  -----------
Net cash provided by (used in)
  financing activities..................    (344,090)    (329,945)     712,485
                                         -----------  -----------  -----------
Change in cash..........................           7        2,275          (12)
Cash at beginning of year...............       2,275           --           12
                                         -----------  -----------  -----------
Cash at end of year..................... $     2,282  $     2,275  $        --
                                         ===========  ===========  ===========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                      STATEMENTS OF COMPREHENSIVE INCOME
                                (in thousands)

                                                 Years ended December 31,
                                            ----------------------------------
                                               2004        2003        2002
                                            ----------  ----------  ----------
                                            (Restated)  (Restated)  (Restated)

Net income.................................   $ 97,564    $ 88,267    $  2,902
Other comprehensive income

Change in net unrealized appreciation of
  investments - net of reclassifications...     71,158     136,176     159,465
   Deferred income tax expense on above
     changes...............................    (26,218)    (46,313)    (53,088)
                                              --------    --------    --------
Other comprehensive income.................     44,940      89,863     106,377
                                              --------    --------    --------
Comprehensive income.......................   $142,504    $178,130    $109,279
                                              ========    ========    ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                         NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations

   American International Life Assurance Company of New York (the "Company") is part of the Domestic Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in New York, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in American Samoa, U.S. Virgin Islands, Canada and Guam.

2. Summary of Significant Accounting Policies

(a)Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

(b)Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2004. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                      2004     2003
                                                    -------- --------
           Statutory net income.................... $ 94,673 $ 89,931
           Statutory capital and surplus........... $565,893 $496,240

   The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals;
   (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

(c)Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

(d)Investments: Fixed maturities classified as available-for-sale are recorded at fair value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at fair value. Dividend income is generally recognized on ex-dividends dates. Short-term investments consist of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates fair value.

   Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related deferred acquisition cost amortization and deferred income taxes in shareholder's equity.

   Realized capital gains and losses are determined principally by specific identification. The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Companies management and a continual review of its investment.

   In general, a security is considered a candidate for impairment if it meets any of the following criteria: (a) Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); (b) The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or (c) In the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

   Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

   Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2004 and 2003.

   Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

   Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are carried at net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

   Securities held under collateral agreements consist primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

   Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. These dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding.

   Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

   Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

(e)Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews, for recoverability, the carrying amount of DAC at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

   With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

   DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

   (f) Income Taxes: The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense. A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

(g)Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

   Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

   For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

   Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

(h)Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefore are reflected in income currently.

(i)Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

(j)Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance

   Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in guaranteed minimum death benefits in the statement of income. The company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

(k)Reinsurance: The Company generally limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $5 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

   Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

(l)Derivatives: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value.

   Statement of Financial Accounting Standards No. 133 - "Accounting for Derivative Instruments and Hedging Activities" (FAS 133) requires that third-party derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company continues to believe its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

(m)Reclassifications: Certain prior year items have been reclassified to conform with the current period presentation.

(n)Recently Issued Accounting Standards: In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has
   (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

   The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

   The adoption of FIN46R did not have a material impact on the Company's results of operations or financial condition.

   The following VIE activities are not consolidated by the Company under FIN46R:

    (i)The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

   (ii)The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

  (iii)The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

   In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement is effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The one-time cumulative accounting change upon adoption was $53,000, after taxes, and recorded in the first quarter of 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company is required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

   In March 2004, the EITF of the FASB reached a final consensus on Issue 03-01, "Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued Staff Position ("FSP") EITF 03-01-1, which defers the effective date of a substantial portion of EITF 03-01, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-01 on the Company's financial position or results of operations.

   In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-01 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-01. The Company is currently evaluating the effect of the implementation of this TPA in its operations on the Company's financial position or results of operations.

   In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's results of operations.

3. Investment Information

(a)Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                 Years ended December 31,
                                            ----------------------------------
                                               2004        2003        2002
                                            ----------  ----------  ----------
                                            (Restated)  (Restated)  (Restated)
Fixed maturities...........................   $512,526    $510,472    $490,780
Equity securities..........................      2,556         331         860
Mortgage loans.............................     30,851      31,058      31,862
Policy loans...............................        780         744         738
Cash and short-term investments............        488         903       2,029
Other long-term investments................      2,334       6,774      14,866
                                              --------    --------    --------
   Total investment income.................    549,535     550,282     541,135
   Investment expenses.....................     (4,576)     (6,090)     (3,212)
                                              --------    --------    --------
Net investment income......................   $544,959    $544,192    $537,923
                                              ========    ========    ========

(b)Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2004, 2003 and 2002 are summarized below (in thousands):

                                                 Years ended December 31,
                                            ----------------------------------
                                               2004        2003        2002
                                            ----------  ----------  ----------
                                            (Restated)  (Restated)  (Restated)
Realized gains (losses) on investments:
Fixed maturities...........................   $    634    $  3,844   $ (42,312)
Equity securities..........................        703       1,156      (2,904)
Mortgage loans.............................         --        (722)         --
Derivatives................................      1,014      (7,502)    (15,017)
Other long-term investments................    (17,170)     (3,535)    (49,998)
                                              --------    --------   ---------
   Realized gains (losses).................   $(14,819)   $ (6,759)  $(110,231)
                                              ========    ========   =========
Change in net unrealized appreciation
  (depreciation) of investments:...........
Fixed maturities...........................   $ 64,369    $180,242   $ 226,031
Equity securities..........................       (688)        654       2,181
Deferred policy acquisition costs..........      7,477     (44,555)    (68,692)
Other......................................         --        (165)        (55)
                                              --------    --------   ---------
   Change in net unrealized appreciation
     (depreciation) of investments.........   $ 71,158    $136,176   $ 159,465
                                              ========    ========   =========

   During 2004, 2003 and 2002, gross gains of $28,807,000, $61,092,000 and
   $67,334,000, respectively, and gross losses of $28,173,000, $57,848,000 and
   $156,746,000, respectively, were realized on dispositions of fixed maturities. The 2004, 2003 and 2002 losses include writedowns of $5,886,000, $36,639,000 and $39,054,000, respectively, for certain securities available for sale, which experienced a decline in value that are deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

   During 2004, 2003 and 2002, gross gains of $703,000, $1,177,000 and
   $465,000, respectively, and gross losses of $0, $21,000, and $3,369,000, respectively, were realized on dispositions of equity securities.

   The following table summarizes the gross unrealized losses and cost on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004 (in thousands):

                       12 months or less   Greater than 12 months         Total
                     --------------------- ---------------------  ---------------------
                                Unrealized             Unrealized            Unrealized
December 31, 2004    Fair Value   Losses   Fair Value    Losses   Fair Value   Losses
-----------------    ---------- ---------- ----------  ---------- ---------- ----------
Fixed maturities....   $678,359    $18,895   $215,835     $14,959   $894,194    $33,854
Equity Securities...      1,497        170         --          --      1,497        170
                       --------    -------   --------     -------   --------    -------
   Total............   $679,856    $19,065   $215,835     $14,959   $895,691    $34,024
                       ========    =======   ========     =======   ========    =======

   As of December 31, 2004, the Company held 236 and 2 individual bond and stock investments that were in an unrealized loss position, of which 37 individual investments (bonds) were in an unrealized loss position continuously for 12 months or more.

   The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2004, all of the unrealized losses in the table shown above were considered to be temporary based on the results of the review.

   The Company recorded impairment losses net of taxes of $6,521,489 in 2004.

(c)Amortized Cost and Fair Value of Fixed Maturities and Equity Securities: The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2004 and 2003 are as follows (in thousands):

                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized   Fair
2004                                  Cost       Gains      Losses     Value
----                                ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government
     agencies and authorities...... $   80,881   $ 14,737    $     5 $   95,613
   Foreign Governments.............     35,934      3,289         19     39,204
   States, municipalities and
     political subdivisions........     65,719      7,953        603     73,069
   Mortgage-backed securities......    899,067     46,010      4,119    940,958
   All other corporate.............  6,427,577    535,919     29,108  6,934,388
                                    ----------   --------    ------- ----------
Total fixed maturities............. $7,509,178   $607,908    $33,854 $8,083,232
                                    ==========   ========    ======= ==========
Equity securities.................. $    1,837   $    140    $   170 $    1,807
                                    ==========   ========    ======= ==========

                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized    Fair
2003                                   Cost      Gains      Losses     Value
----                                ---------- ---------- ---------- ----------
                                    (Restated) (Restated) (Restated) (Restated)
Fixed maturities:
   U.S. Government and
     governmentagencies and
     authorities................... $   84,724   $ 18,337    $    19 $  103,042
   Foreign Governments.............     25,664      2,450         --     28,114
   States, municipalities and
     political subdivisions........     41,841      7,748         --     49,589
   Mortgage-backed securities......    895,528     40,151      1,532    934,147
   All other corporate.............  6,234,499    487,843     45,293  6,677,049
                                    ----------   --------    ------- ----------
Total fixed maturities............. $7,282,256   $556,529    $46,844 $7,791,941
                                    ==========   ========    ======= ==========
Equity securities.................. $      994   $    658    $    -- $    1,652
                                    ==========   ========    ======= ==========

   The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        Amortized    Fair
                                                          Cost       Value
                                                        ---------- ----------
  Fixed maturity securities, excluding mortgage-backed
    securities:
         Due in one year or less....................... $  178,254 $  181,698
         Due after one year through five years.........    945,610    995,123
         Due after five years through ten years........  1,932,865  2,070,009
         Due after ten years...........................  3,553,382  3,895,444
  Mortgage-backed securities...........................    899,067    940,958
                                                        ---------- ----------
     Total fixed maturity securities................... $7,509,178 $8,083,232
                                                        ========== ==========

(d)Net Unrealized Gains (Losses) on Fixed Maturities and Equity Securities: Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                2004       2003        2002
                                             ---------  ----------  ----------
                                                        (Restated)  (Restated)
Gross unrealized gains...................... $ 608,049   $ 557,188   $ 501,299
Gross unrealized losses.....................   (34,024)    (46,844)   (171,686)
Deferred policy acquisition costs...........  (105,770)   (113,247)    (68,692)
Deferred income tax expense.................  (161,051)   (134,833)    (88,520)
                                             ---------   ---------   ---------
   Net unrealized gains on securities....... $ 307,204   $ 262,264   $ 172,401
                                             =========   =========   =========

(e)Fixed Maturities Below Investment Grade: At December 31, 2004 and 2003, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $531,122,642 and $596,986,014, respectively, and an aggregate market value of $553,047,938 and $597,928,332, respectively.

(f)Non-income Producing Assets: Non-income producing assets were insignificant to the Company's Statement of Income.

(g)Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2004.

(h)Statutory Deposits: Securities with a carrying value of $6,458,281 and $6,520,968 were deposited by the Company under requirements of regulatory authorities as of December 31, 2004 and 2003, respectively.

(i)Mortgage Loans: At December 31, 2004, mortgage loans were collateralized by properties located in 8 geographic regions, with loans totaling approximately 49% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 19% by properties located in the West region, 11% by properties located in the Mid-Atlantic region and 6% in the Mid-West region. No more than 5% of the portfolio was secured by properties in any other region. At December 31, 2004, the type of property collateralizing the mortgage loan portfolio was approximately 33% for office, 20% for residential, 19% for retail, 17% for hotel/motel, 6% for industrial, and 5% other.

4. Deferred Policy Acquisition Costs

   The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                    Years ended December 31,
                                                  ----------------------------
                                                    2004      2003      2002
                                                  --------  --------  --------
Balance at beginning of year..................... $ 85,908  $173,205  $198,453
Acquisition costs deferred.......................    2,883     4,713    59,400
Amortization charged to income...................  (31,142)  (47,455)  (15,160)
Effect of net unrealized gains/losses............    7,477   (44,555)  (68,692)
Deferred policy acquisition costs transfer for
  terminated reinsurance.........................       --        --      (796)
                                                  --------  --------  --------
Balance at end of year........................... $ 65,126  $ 85,908  $173,205
                                                  ========  ========  ========

   During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain group accident and health business. The Company expensed deferred policy acquisition costs totaling $796,000 recorded with respect to this treaty.

5. Policyholder Contract Deposits and Future Policy Benefits

    (a)The analysis of the policyholder contract deposit liabilities and future policy benefits at December 31, 2004 and 2003 follows (in thousands):

                                                    2004         2003
                                                 ----------   ----------
        Policyholder contract deposits:
        Annuities............................... $4,356,244   $4,467,621
        Guaranteed investment contracts (GICs)..    356,245      393,674
        Universal life..........................    113,913      112,732
        Corporate-owned life insurance..........     34,111       32,516
        Other investment contracts..............     53,418       53,150
                                                 ----------   ----------
                                                 $4,913,931   $5,059,693
                                                 ==========   ==========

                                                    2004         2003
                                                 ----------   ----------
                                                 (Restated)   (Restated)
        Future policy benefits:
        Ordinary life........................... $   18,946   $   19,951
        Group life..............................     26,849       23,304
        Life contingent annuities...............  1,358,569    1,158,200
        Terminal funding........................  1,120,582    1,121,810
        Accident and health.....................     51,296       31,547
                                                 ----------   ----------
                                                 $2,576,242   $2,354,812
                                                 ==========   ==========

    (b)The liability for policyholder contract deposits has been established based on the following assumptions:

       (i)Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.25 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 0 percent to 6.0 percent grading to zero over a period of 0 to 7 years.

      (ii)GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 3.0 percent to 7.6 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

     (iii)Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2004 was 5.58 percent.

      (iv)The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.5 percent to 5.55 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 3.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

(c)The liability for future policy benefits has been established based upon the following assumptions:

(i)Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 7.62 percent and grade to not less than 3.78 percent.

(ii)Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 9.2 percent.

6. Reserves for Guaranteed Benefits

   Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2004 were as follows:

                                                 Return of Net Deposits
                                                 Plus a Minimum Return
                                                 ----------------------
                                                 (dollars in millions)
        Account value...........................     $         190
        Net amount at risk (a)..................                11
        Average attained age of contract holders                66
        Range of GMDB increase rates (b)........     0.00%-10.00%
--------
(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
(b) Reinsured with top rated carriers.

   The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                          (In thousands)
       Balance at January 1, 2004 (b)....................          $  81
       Guaranteed benefits incurred......................            225
       Guaranteed benefits paid..........................           (256)
                                                                   -----
       Balance at December 31, 2004......................          $  50
                                                                   =====
--------
(b) Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-01.

   The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

  .   Data used was 1,000 stochastically generated investment performance scenarios.
  .   Mean investment performance assumption was 10%.
  .   Volatility assumption was 16%.
  .   Mortality was assumed to be 87.5% of the 1983a table.
  . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 15%.
  .   The discount rate was 8%.

7. Income Taxes

   (a) Income tax liabilities were as follows (in thousands):

                                                      Years ended December 31,
                                                      ----------------------
                                                         2004         2003
                                                      ----------   ----------
                                                      (Restated)   (Restated)
  Current tax receivables                               $ 26,343     $ 29,720
  Net deferred tax liabilities                           (99,518)     (81,961)
                                                        --------     --------
     Income taxes payable                               $(73,175)    $(52,241)
                                                        ========     ========

The components of deferred tax assets and liabilities were as follows (in thousands):

                                                      Years ended December 31,
                                                      ----------------------
                                                         2004         2003
                                                      ----------   ----------
                                                      (Restated)   (Restated)
   Deferred tax assets:
      Policy reserves                                   $ 64,333     $ 52,546
      Basis differential of investments                    5,699        7,585
      Other                                                2,137        8,815
                                                        --------     --------
                                                          72,169       68,946
                                                        --------     --------
   Deferred tax liabilities:
      Net unrealized gains on debt and equity
        securities available for sale                   $162,317     $136,029
      Deferred policy acquisition costs                    5,546       10,897
      Other                                                3,824        3,981
                                                        --------     --------
                                                         171,687      150,907
                                                        --------     --------
   Net deferred tax liabilities                         $(99,518)    $(81,961)
                                                        ========     ========

(b)Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2004, the Company had approximately $2.9 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The Company does not believe that any significant portion of the account will be taxed in the foreseeable future. If the entire policyholders' surplus account became taxable at the current federal income tax rates, the tax would be approximately $1,008,000. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company is evaluating this new law and expects to eliminate its policyholders' surplus balance during these two years.

(c)The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate of 35% to pretax income as a result of the following differences (in thousands):

                                                 Years ended December 31,
                                            ----------------------------------
                                               2004        2003        2002
                                            ----------  ----------  ----------
                                            (Restated)  (Restated)  (Restated)
Income tax expense at statutory percentage
  of GAAP pretax income....................    $52,496     $47,649      $1,836
State income tax...........................        510         892         815
Prior year true-ups........................       (696)       (549)       (495)
Other......................................         62        (120)        189
                                               -------     -------      ------
   Income tax expense......................    $52,372     $47,872      $2,345
                                               =======     =======      ======

(d)The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8. Commitments and Contingencies

   The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

   The Company had $27.5 million and $25.8 million of unfunded commitments for its investments in limited partnerships at December 31, 2004 and 2003, respectively.

       On February 9, 2006, American International Group, Inc. (AIG) announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance
       (DOI). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company will need to obtain permission from the SEC to continue to provide its variable annuities. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

9. Derivative Financial Instruments

    (a)Use of Derivative Financial Instruments:

       The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

    (b)Interest Rate and Currency Swap Agreements:

       Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

       Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

       The difference between amounts paid and received on swap agreements involved in qualifying hedging relationships is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

       The Company continues to believe its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

       Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

   Interest rate and currency swap agreements at December 31 were as follows (in millions):

                                                            2004    2003
                               -                           ------  -----
      Liability Swaps
      Interest rate swap agreements to receive floating
        rate:
         Notional amount.................................. $  175  $ 175
         Fair value.......................................   (6.6)  (9.5)

      Asset Swaps
      Currency swap agreements (receive U.S. dollars/pay
        Canadian dollars):
         Notional amount (in U.S. dollars)................ $   30  $  30
         Fair value.......................................  (13.1)  (9.5)

      Currency swap agreements (receive U.S. dollars/pay
        Euro dollars):
         Notional amount (in U.S. dollars)................ $    5  $   5
         Fair Value.......................................   (1.7)  (1.1)

      Currency swap agreements (receive U.S. dollars/pay
        Australian dollars):
         Notional amount (in U.S. dollars)................ $    5  $  --
         Fair Value.......................................    (.3)    --

    (c)Risks Inherent In the Use of Derivatives:

       Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

       Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

10.Fair Value of Financial Instruments

   Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

   The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                           Fair     Carrying
   2004                                                   Value      Amount
   ----                                                 ---------- ----------
                                                        (Restated) (Restated)
   Cash and short-term investments..................... $   17,439 $   17,439
   Fixed maturities....................................  8,083,232  8,083,232
   Equity securities...................................      1,807      1,807
   Mortgage and policy loans...........................    402,558    380,010
   Investment contracts................................  4,977,664  4,712,489
   Other long-term investments.........................     42,127     42,127
   Assets and liabilities related to separate accounts.    204,782    204,782
   Derivative liabilities..............................     21,933     21,933

                                                           Fair     Carrying
   2003                                                   Value      Amount
   ----                                                 ---------- ----------
                                                        (Restated) (Restated)
   Cash and short-term investments..................... $   96,210 $   96,210
   Fixed maturities....................................  7,791,941  7,791,941
   Equity securities...................................      1,652      1,652
   Mortgage and policy loans...........................    466,478    425,123
   Investment contracts................................  4,947,379  4,861,295
   Other long-term investments.........................     70,303     70,303
   Assets and liabilities related to separate accounts.    216,087    216,087
   Derivative liabilities..............................     20,569     20,569

    (b)The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

       Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

       Fixed maturity securities: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

       Equity securities: Fair values for equity securities were based upon quoted market prices.

       Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of policy loans were estimated to approximate carrying value.

       Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

       Other long-term investments: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

       Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

       Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11.Shareholder's Equity

    (a)The Company may not distribute dividends to its Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were no dividends paid in 2004 or 2003.

    (b)The Company received a cash capital contribution from its parent in the amount of $41 million in 2002.

12.Employee Benefits

   Effective January 1, 2002, substantially all of the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13.Reinsurance

    (a)The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

       The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

       December 31, 2004

                                                                 Premiums and Other Considerations
                                                      Life     -------------------------------------
                                                    Insurance            Accident
                                                    in Force     Life   and Health  Annuity   Total
                                                   ----------  -------  ----------  -------  -------
   Gross Premiums................................. 40,437,034  158,880      48,518  246,866  454,264
       Assumed - Nonaffiliated....................  1,045,988    2,353          --       --    2,353
       Assumed - Affiliated.......................        299       --          --       --       --
                                                   ----------  -------      ------  -------  -------
   Total Assumed..................................  1,046,287    2,353          --       --    2,353
       Ceded - Nonaffiliated......................    576,871    2,602       7,075      317    9,994
       Ceded - Affiliated.........................        785      (58)     22,496       --   22,438
                                                   ----------  -------      ------  -------  -------
   Total Ceded....................................    577,656    2,544      29,571      317   32,432
                                                   ----------  -------      ------  -------  -------
   Net Premiums................................... 40,905,665  158,689      18,947  246,549  424,185
                                                   ==========  =======      ======  =======  =======
Percentage of Amount Assumed to Net...............        2.6%     1.5%          0%       0%     0.6%

   December 31, 2003

                                                                 Premiums and Other Considerations
                                                      Life     -------------------------------------
                                                    Insurance            Accident
                                                    in Force     Life   and Health  Annuity   Total
                                                   ----------  -------  ----------  -------  -------
   Gross Premiums................................. 37,356,256  144,772      42,957  237,875  425,604
       Assumed - Nonaffiliated....................  1,105,544    3,433         230       --    3,663
       Assumed - Affiliated.......................        500       --          --       --       --
                                                   ----------  -------      ------  -------  -------
   Total Assumed..................................  1,106,044    3,433         230       --    3,663
       Ceded - Nonaffiliated......................    610,020    3,009      13,845      397   17,251
       Ceded - Affiliated.........................        845    1,593      20,015       --   21,608
                                                   ----------  -------      ------  -------  -------
   Total Ceded....................................    610,865    4,602      33,860      397   38,859
                                                   ----------  -------      ------  -------  -------
   Net Premiums................................... 37,851,435  143,603       9,327  237,478  390,408
                                                   ==========  =======      ======  =======  =======
Percentage of Amount Assumed to Net...............        2.9%     2.4%        2.5%       0%     0.9%

   December 31, 2002

                                                                 Premiums and Other Considerations
                                                               ------------------------------------
                                                      Life              Accident
                                                    Insurance             and
                                                    in Force     Life    Health    Annuity   Total
                                                   ----------  -------  --------   -------  -------
   Gross Premiums................................. 37,923,271  125,430    36,095    85,083  246,608
       Assumed - Nonaffiliated.................... 20,539,992    1,762      (230)       --    1,532
       Assumed - Affiliated.......................        965       95        --        --       95
                                                   ----------  -------    ------    ------  -------
   Total Assumed.................................. 20,540,957    1,857      (230)       --    1,627
       Ceded - Nonaffiliated......................    776,580    2,733    10,887       399   14,019
       Ceded - Affiliated......................... 19,405,975       26    17,899        --   17,925
                                                   ----------  -------    ------    ------  -------
   Total Ceded.................................... 20,182,555    2,759    28,786       399   31,944
                                                   ----------  -------    ------    ------  -------
   Net Premiums................................... 38,281,673  124,528     7,079    84,684  216,291
                                                   ==========  =======    ======    ======  =======
Percentage of Amount Assumed to Net...............       53.7%     1.5%     (3.2%)       0%     0.8%

    (b)Reinsurance recoveries, which reduced death and other benefits, approximated $19,552,000 and $25,960,000 respectively, for the years ended December 31, 2004 and 2003.

   The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.Transactions with Related Parties

    (a)The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $22,438,000 and $3,411,000, respectively, for the year ended
       December 31, 2004. Premium income and commission ceded for 2003 amounted to $21,607,000 and $2,397,000, respectively. Premium income and commission ceded for 2002 amounted to $17,925,000 and $2,473,000, respectively. Premium income and commission expense assumed from affiliates aggregated $0 and $0, respectively, for 2004, compared to $0 and $0, respectively, for 2003, and $95,000 and $3,000, respectively, for 2002.

       In 2003, the Company commuted a ceded reinsurance treaty with Lexington Insurance Company that was fully offset by commuting an assumed reinsurance treaty with Metropolitan Life Insurance Company, resulting in no net impact to the Company's results of operations or financial position.

    (b)The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $13,302,000 in premiums relating to this business for 2004, $11,399,000 for 2003, and $4,042,000 for 2002.

    (c)The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2004, 2003 and 2002, the Company was charged $13,126,000, $10,589,000 and $6,556,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $0 and $7,648,000, respectively, for costs incurred by the Company but attributable to affiliates.

    (d)The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. While National Union does not publish financial statements, it does file statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

15.Restatement

   In connection with preparation of AIG's consolidated financial statements included in the 2004 Annual Report on Form 10-K, AIG's current management initiated an internal review of AIG's books and records, which was substantially expanded in mid-March. As a result of the internal review, AIG concluded that the accounting for certain transactions and certain relationships needed to be restated or adjusted. As part of this internal review, the Company completed a review of its own books and records and concluded that the accounting for certain transactions needed to be restated or adjusted also (the First Restatement). The restated consolidated financial statements were issued on May 2, 2005.

   As announced on November 9, 2005, AIG identified certain errors, the preponderance of which were identified during the remediation of material weaknesses in internal controls at AIG, that due to their significance, caused AIG to restate results again. As part of this restatement, the Company again identified certain errors in its own books and records and concluded that the accounting for certain transactions needed to be restated or adjusted also (the Second Restatement).

   The following provides details of the accounting adjustments included in the Restatements of the Company's financial statements. Relevant disclosures have been restated in the footnotes affected by the restatements discussed below.

   a) Details of Accounting Adjustments included in the First Restatement

  . General Allowance for Mortgage Loans. Prior to 2002, the Company had established a general allowance for mortgage loans in case of adverse development in their mortgage loan portfolio. Since the Company performs a loan-specific review for impairments at the end of each reporting period, the Company determined that the general allowance was not correct under GAAP and has reversed the general allowance for mortgage loans. The effect of the mortgage loan reserve adjustment was to increase the Company's Mortgage loans on real estate by $19.0 million in 2003, with a corresponding after tax impact of $12.4 million increasing the Company's 2002 Beginning retained earnings as the reserve was established prior to 2002.

  . Liability for Pending Surrenders and Withdrawals. In 2002, processing of certain annuity surrenders and withdrawals resulted in a duplication of the pending liability. This duplication error was identified and corrected in 2003. This restatement records that correction and removes the duplicate pending liability in 2002. The effect of this adjustment was to increase the Company's Death and other benefits by $18.9 million in 2003 and reduced Death and other benefits by $18.9 million in 2002.

  . Cash flow information. Certain cash flow information was restated to conform to the new 2004 presentation. This primarily related to the presentation of interest credited to policyholders and the presentation of policyholder deposits and withdrawals. The impact of these reclassifications had no effect on the Company's cash position in any period.

  . Other. Various non-significant adjustments are reflected to correct or adjust the previously reported GAAP amounts.

   b) Details of Accounting Adjustments included in the Second Restatement

  . Accounting for Derivatives (FASB No. 133 - "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133")). During the third quarter of 2005, the Company identified and corrected additional errors identified during AIG's remediation of the previously disclosed material weakness in internal controls surrounding accounting for derivatives and related assets and liabilities under FAS 133. The Company identified hedging relationships for which (1) required contemporaneous hedge documentation was not completed in a timely manner, and (2) the short cut method of hedge accounting was incorrectly applied. The Company continues to believe such hedging activities have been and remain economically effective, but did not and do not currently qualify for hedge accounting. This restatement reflects an adjustment to reverse hedge accounting and record mark-to-market adjustments on derivatives as realized gains and losses. This adjustment was generally a reclassification of changes in fair value of the Company's derivatives between Accumulated other comprehensive income and Realized capital gains (losses). The Company's Income before income taxes increased by $1.0 million in 2004, decreased by $7.5 million in 2003 and decreased by $15.0 million in 2002 as a result of the adjustments related to derivatives. The Company's Beginning retained earnings increased by $1.6 million in 2002 as a result of adjustments related to derivatives in prior periods.

  . Real Estate Partnerships. The Company identified and corrected the accounting for certain real estate partnerships for which the Company incorrectly applied the equity method of accounting. The effect of the real estate partnerships adjustment on the Company's Net investment income was $(4.0) million, $(1.4) million and $1.9 million for 2004, 2003 and 2002, respectively. The Company's Beginning retained earnings decreased $6.5 million in 2002 as result of adjustments related to these partnerships in prior periods.

  . Payout Annuity Reserves. The Company identified and corrected prior period reserves related to their payout annuities due to errors discovered in its reserving system. This restatement reflects an adjustment to record the correct level of reserves for these policies under GAAP. The effect of the correction to the Company's Increase in future policy benefits was $3.5 million, $4.2 million and $2.1 million for 2004, 2003 and 2002, respectively. The Company's Beginning retained earnings decreased $.7 million in 2002 as a result of this correction in prior periods.

   A summary of the adjustments made and their effect on the financial statements is presented below (in thousands):

                                               As of and for the year ended
                                                     December 31, 2004
                                            ----------------------------------
                                                As
                                            previously                  As
                                             reported   Adjustment   Restated
                                            ----------  ----------  ----------
Balance Sheets
   Other long-term investments............. $   55,608    $(13,481) $   42,127
   Total assets............................  8,999,685     (13,481)  8,986,204
   Future policy benefits for life and
     accident and health insurance
     contracts.............................  2,565,402      10,840   2,576,242
   Income taxes payable....................     81,688      (8,513)     73,175
   Total liabilities.......................  7,930,305       2,327   7,932,632
   Accumulated other comprehensive income..    294,796      12,408     307,204
   Retained earnings.......................    533,334     (28,216)    505,118
   Total liabilities and shareholders'
     equity................................  8,999,685     (13,481)  8,986,204

Statements of Income
   Net investment income...................    548,964      (4,005)    544,959
   Realized capital gains (losses).........    (15,833)      1,014     (14,819)
   Increase in future policy benefits......    159,285       3,501     162,786
   Deferred income tax expense.............     (6,389)     (2,272)     (8,661)
   Net income (loss).......................    101,784      (4,220)     97,564

Statements of Shareholders' Equity
   Change in net derivative losses arising
     from cash flow hedging activities.....       (107)        107          --
   Deferred income tax benefit on above
     changes...............................         38         (38)         --
   Accumulated other comprehensive income..    294,796      12,408     307,204
   Retained earnings.......................    533,334     (28,216)    505,118
   Total shareholders' equity..............  1,069,380     (15,808)  1,053,572

                                                As of and for the year ended
                                                      December 31, 2004
                                              --------------------------------
                                                  As
                                              previously                 As
                                               reported   Adjustment  restated
                                              ----------  ----------  --------
Statements of Cash Flows
   Change in insurance reserves..............   $228,292     $ 3,501   231,793
   Realized capital (gains) losses...........     15,833      (1,014)   14,819
   Change in income taxes - net..............     (3,012)     (2,272)   (5,284)
   Net cash provided by operating activities.    428,899      (4,005)  424,894
   Sales or distributions of other
     long-term investments...................         --       4,329     4,329
   Investments in other long-term
     investments.............................      4,272        (324)    3,948
   Net cash provided by investing activities.    (84,802)      4,005   (80,797)

                                                               As of and for the year ended
                                                                    December 31, 2003
                                                   ----------------------------------------------------
                                                   As previously  Adjustments  Adjustments
                                                   reported prior   made in      made in
                                                       to the         the          the
                                                       first         first       second
                                                    restatement   restatement  restatement  As restated
                                                   -------------- -----------  -----------  -----------
Balance Sheets
   Mortgage loans on real estate..................     $  395,008     $19,000     $     --      414,008
   Amounts due from related parties...............         14,425       3,100           --       17,525
   Other long-term investments....................         79,779          --       (9,476)      70,303
   Total assets...................................      8,846,820      29,323       (9,476)   8,866,667
   Future policy benefits for life and accident
     and health insurance contracts...............      2,347,473          --        7,339    2,354,812
   Income taxes payable...........................         51,450       7,070       (6,279)      52,241
   Derivative liabilities, at fair value..........         19,448          --        1,121       20,569
   Other liabilities..............................        183,925       1,900           --      185,825
   Total liabilities..............................      7,937,225      16,193        2,181    7,955,599
   Accumulated other comprehensive income.........        250,575        (650)      12,339      262,264
   Retained earnings..............................        417,770      13,780      (23,996)     407,554
   Total liabilities and shareholders' equity.....      8,846,820      29,323       (9,476)   8,866,667

                                                            As of and for the year ended
                                                                 December 31, 2003
                                                   ---------------------------------------------
                                                        As
                                                    previously  Adjustments Adjustments
                                                     reported     made in     made in
                                                   prior to the     the         the
                                                      first        first      second       As
                                                   restatement  restatement restatement restated
                                                   ------------ ----------- ----------- --------
Statements of Income
   Net investment income..........................   $542,949     $ 2,600    $ (1,357)  $544,192
   Realized capital gains (losses)................      1,143        (400)     (7,502)    (6,759)
   Increase in future policy benefits.............    161,385          --       4,201    165,586
   Death and other benefits.......................    310,501      13,738          --    324,239
   Insurance acquisition and other operating
     expenses.....................................     81,664      (1,773)         --     79,891
   Deferred income tax expense....................     23,473      (3,900)     (4,571)    15,002
   Net income (loss)..............................    103,994      (7,238)     (8,489)    88,267

Statements of Shareholders' Equity
   Change in net unrealized appreciation of
     investments - net of reclassifications.......   $134,876     $ 1,300    $     --   $136,176
   Deferred income tax expense on above changes...    (45,858)       (455)         --    (46,313)
   Change in net derivative losses arising from
     cash flow hedging activities.................     (6,381)         --       6,381         --
   Deferred income tax benefit on above changes...      2,233          --      (2,233)        --
   Accumulated other comprehensive income.........    250,575        (650)     12,339    262,264
   Retained earnings..............................    417,770      13,780     (23,996)   407,554
   Total shareholders' equity.....................    909,595      13,130     (11,657)   911,068

                                                             As of and for the year ended
                                                                   December 31, 2003
                                                   ------------------------------------------------
                                                        As
                                                    previously   Adjustments  Adjustments
                                                     reported      made in      made in
                                                   prior to the      the          the
                                                      first         first       second        As
                                                   restatement   restatement  restatement  restated
                                                   ------------  -----------  -----------  --------
Statements of Cash Flows
   Change in insurance reserves...................    $ 185,168    $      --     $  4,201   189,369
   Change in other policyholders' contracts.......      (69,434)      88,704           --    19,270
   Interest credited to policyholder contracts....           --      221,986           --   221,986
   Change in income taxes - net...................         (311)      (3,900)      (4,571)   (8,782)
   Change in deferred policy acquisition costs....       42,741         (300)          --    42,441
   Realized capital (gains) losses................       (1,143)         400        7,502     6,759
   Change in other assets and liabilities - net...       51,566       (4,100)          --    47,466
   Net cash provided by operating activities......      295,154      295,552       (1,357)  589,349
   Sales or distributions of other long-term
     investments..................................           --                    16,122    16,122
   Investments in other long-term investments.....       24,693       (3,800)     (14,765)    6,128
   Net cash used in investing activities..........     (254,686)      (3,800)       1,357  (257,129)
   Net policyholder account deposits/withdrawals..      (38,193)      38,193           --        --
   Deposits on policyholders contracts............           --      260,495           --   260,495
   Withdrawals on policyholder contracts..........           --     (590,440)          --  (590,440)
   Net cash (used in) financing activities........      (38,193)    (291,752)          --  (329,945)

                                                              As of and for the year ended
                                                                   December 31, 2002
                                                   -------------------------------------------------
                                                        As
                                                    previously   Adjustments  Adjustments
                                                     reported      made in      made in
                                                   prior to the      the          the
                                                      first         first       second         As
                                                   restatement   restatement  restatement   restated
                                                   ------------  -----------  -----------  ---------
Statements of Income
   Net investment income..........................    $ 540,971     $ (4,900)    $  1,852  $ 537,923
   Realized capital gains (losses)................     (142,314)      47,100      (15,017)  (110,231)
   Increase in future policy benefits.............       (3,319)          --        2,068     (1,251)
   Death and other benefits.......................      324,161      (18,938)          --    305,223
   Insurance acquisition and other operating
     expenses.....................................       41,144       12,646           --     53,790
   Deferred income tax expense....................      (36,936)      17,585       (5,332)   (24,683)
   Net income (loss)..............................      (19,850)      32,653       (9,901)     2,902

Statements of Shareholders' Equity
   Change in net unrealized appreciation of
     investments - net of reclassifications.......    $ 205,565     $(46,100)    $     --  $ 159,465
   Deferred income tax expense on above changes...      (69,223)      16,135           --    (53,088)
   Change in net derivative losses arising from
     cash flow hedging activities.................      (15,017)          --       15,017         --
   Deferred income tax benefit on above changes...        5,256           --       (5,256)        --
   Accumulated other comprehensive
   Income - Beginning.............................       39,124       28,470       (1,570)    66,024
   Accumulated other comprehensive income.........      165,705       (1,495)       8,191    172,401
   Retained earnings - Beginning..................      333,626      (11,635)      (5,606)   316,385
   Retained earnings..............................      313,776       21,018      (15,507)   319,287
   Total shareholders' equity.....................      720,731       19,523       (7,316)   732,938

                                                              As of and for the year ended
                                                                   December 31, 2002
                                                   -------------------------------------------------
                                                        As
                                                    previously   Adjustments  Adjustments
                                                     reported      made in      made in
                                                   prior to the      the          the
                                                      first         first       second         As
                                                   restatement   restatement  restatement   restated
                                                   ------------  -----------  -----------  ---------
Statements of Cash Flows
   Change in insurance reserves...................   $ (139,000) $        --     $  2,068   (136,932)
   Change in other policyholders' contracts.......      947,993   (1,115,306)          --   (167,313)
   Interest credited to policyholder contracts....           --      280,974           --    280,974
   Change in income taxes - net...................      (30,621)      17,585       (5,332)   (18,368)
   Change in deferred policy acquisition costs....      (42,114)       1,300           --    (40,814)
   Realized capital (gains) losses................      142,314      (47,100)      15,017    110,231
   Change in other assets and liabilities - net...      124,488       10,700           --    135,188
   Net cash provided by operating activities......    1,100,242     (819,194)       1,852    282,900
   Sales or distributions of other long-term
     investments..................................           --           --       28,443     28,443
   Investments in other long-term investments.....       (3,431)       3,800      (30,295)   (29,926)
   Net cash used in investing activities..........     (997,345)       3,800       (1,852)  (995,397)
   Net policyholder account deposits/withdrawals..     (143,909)     143,909           --         --
   Deposits on policy holders contracts...........           --    1,109,206           --  1,109,206
   Withdrawals on policyholder contracts..........           --     (437,721)          --   (437,721)
   Net cash (used in) financing activities........     (102,909)     815,394           --    712,485

                     AMERICAN INTERNATIONAL LIFE ASSURANCE
                              COMPANY OF NEW YORK
                         (a wholly-owned subsidiary of
                      American International Group, Inc.)

                        UNAUDITED FINANCIAL STATEMENTS

               FOR THE PERIODS ENDED SEPTEMBER 30, 2005 AND 2004

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                BALANCE SHEETS
                                (in thousands)

                                         September 30 December 31 December 31
                                             2005        2004        2003
                                         ------------ ----------- -----------
                                         (Unaudited)  (Restated)  (Restated)
   Assets

   Investments:

   Fixed maturities:
      Bonds available for sale, at fair
        value...........................  $7,990,828  $8,083,232  $7,791,941
      (cost: 2005 - $7,530,859;
      2004 - $7,509,178; 2003
        -$7,282,256)
   Equity securities available for
     sale, at fair value................       4,990       1,807       1,652
      (cost: 2005 - $5,175; 2004 -
        $1,837; 2003 - $994)
   Mortgage loans on real estate........     326,597     368,752     414,008
   Policy loans.........................      10,712      11,258      11,115
   Other long-term investments..........      45,748      42,127      70,303
   Short-term investments, at cost
     (approximates fair value)..........      37,664      15,157      93,935
                                          ----------  ----------  ----------
      Total investments.................   8,416,539   8,522,333   8,382,954

   Cash.................................          --       2,282       2,275
   Investment income due and accrued....     121,981     119,047     116,023
   Reinsurance assets...................      35,871      46,974      37,266
   Deferred policy acquisition costs....      76,657      65,126      85,908
   Amounts due from related parties.....       6,014       9,396      17,525
   Other assets.........................       6,783      16,264       8,629
   Assets held in separate accounts.....     192,441     204,782     216,087
                                          ----------  ----------  ----------
      Total assets......................  $8,856,286  $8,986,204   8,866,667
                                          ==========  ==========  ==========

                See accompanying notes to financial statements.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                BALANCE SHEETS
                     (in thousands, except share amounts)

                                           September 30 December 31 December 31
                                               2005        2004        2003
                                           ------------ ----------- -----------
                                           (Unaudited)  (Restated)  (Restated)
Liabilities

Policyholders' contract deposits..........  $4,683,719  $4,913,931  $5,059,693
Future policy benefits for life and
  accident and health insurance contracts.   2,671,606   2,576,242   2,354,812
Reserve for unearned premiums.............       9,251       1,425       5,338
Policy and contract claims................      35,349      75,310      61,034
Income taxes payable......................      55,529      73,175      52,241
Derivative liabilities, at fair value.....      18,037      21,933      20,569
Amounts due to related parties............       3,183      18,200          --
Other liabilities.........................      72,187      47,634     185,825
Liabilities related to separate accounts..     192,441     204,782     216,087
                                            ----------  ----------  ----------
   Total liabilities......................   7,741,302   7,932,632   7,955,599
                                            ----------  ----------  ----------
Shareholder's equity

Common stock, $200 par value; 16,125
  shares authorized, issued
  and outstanding                                3,225       3,225       3,255
Additional paid-in capital................     238,025     238,025     238,025
Accumulated other comprehensive income....     254,182     307,204     262,264
Retained earnings.........................     619,552     505,118     407,554
                                            ----------  ----------  ----------
   Total shareholder's equity.............   1,114,984   1,053,572     911,068
                                            ----------  ----------  ----------
Total liabilities and shareholder's equity  $8,856,286  $8,986,204  $8,866,667
                                            ==========  ==========  ==========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                             STATEMENTS OF INCOME
                                (in thousands)
                                  (Unaudited)

                                                      Nine months ended
                                                        September 30,
                                                      ------------------
                                                        2005      2004
                                                      --------  --------
        Revenues:
           Premiums and other considerations......... $218,089  $317,415
           Net investment income.....................  441,739   413,550
           Realized capital gains (losses)...........   (8,565)    7,190
                                                      --------  --------
               Total revenues........................  651,263   738,155
                                                      --------  --------
        Benefits and expenses:
           Death and other benefits..................  192,888   258,919
           Increase in future policy benefits........   93,554   129,088
           Interest credited on policyholder
             contract deposits.......................  142,481   131,786
           Insurance acquisition and other operating
             expenses................................   45,496    55,314
                                                      --------  --------
               Total benefits and expenses...........  474,419   575,107
                                                      --------  --------
        Income before income taxes...................  176,844   163,048
                                                      --------  --------
        Income taxes:
           Current...................................   40,211    43,463
           Deferred..................................   22,199    12,926
                                                      --------  --------
               Total income tax expense..............   62,410    56,389
                                                      --------  --------
        Net income................................... $114,434  $106,659
                                                      ========  ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                                (in thousands)

                                           September   December    December
                                             2005        2004        2003
                                          ----------- ----------  ----------
                                          (Unaudited) (Restated)  (Restated)
   Common stock

   Balance at beginning and end of year.. $    3,225  $    3,225   $  3,225
                                          ----------  ----------   --------
   Additional paid-in capital

   Balance at beginning and end of year..    238,025     238,025    238,025
                                          ----------  ----------   --------
   Accumulated other comprehensive
     income

   Balance at beginning of year..........    307,204     262,264    172,401
   Change in net unrealized appreciation
      (depreciation) of investments -
        net of reclassifications.........    (81,630)     71,158    136,176
      Deferred income tax benefit
        (expense) on above changes.......     28,608     (26,218)   (46,313)
                                          ----------  ----------   --------
   Balance at end of year................    254,182     307,204    262,264
                                          ----------  ----------   --------
   Retained earnings

   Balance at beginning of year..........    505,118     407,554    319,287
   Net income............................    114,434      97,564     88,267
                                          ----------  ----------   --------
   Balance at end of year................    619,552     505,118    407,554
                                          ----------  ----------   --------
          Total shareholders' equity..... $1,114,984  $1,053,572   $911,068
                                          ==========  ==========   ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           STATEMENTS OF CASH FLOWS
                                (in thousands)
                                  (Unaudited)

                                                       Nine months ended
                                                         September 30,
                                                   ------------------------
                                                       2005         2004
                                                   -----------  -----------
   Cash flows from operating activities:
      Net income.................................. $   114,434  $   106,659

   Adjustments to reconcile net income to net
     cash provided by operating activities:
          Change in insurance reserves............      63,228      135,056
          Change in premiums and insurance
            balances receivable and payable -
            net...................................          --           --
          Change in reinsurance assets............      11,103        2,917
          Change in deferred policy
            acquisition costs.....................      22,274       21,522
          Change in other policyholders'
            contracts.............................      (2,538)     (12,732)
          Interest credited to policyholder
            contracts.............................     142,481      131,786
          Change in investment income due and
            accrued...............................      (2,934)     (10,829)
          Realized capital (gains) losses.........       8,598       (7,191)
          Change in income taxes - net............      10,960        9,796
          Change in reserves for commissions,
            expenses and taxes....................        (419)      (1,561)
          Amortization of premiums and
            discounts on securities...............     (13,874)     (11,849)
          Change in other assets and
            liabilities - net.....................      30,712      (80,052)
                                                   -----------  -----------
   Net cash provided by operating activities......     384,025      283,522

   Cash flows from investing activities:
          Sale of fixed maturities................   1,381,989    1,315,682
          Redemptions and maturities of fixed
            maturities............................     410,359      298,052
          Sale of equity securities...............       4,231          532
          Purchase of fixed maturities............  (1,810,523)  (1,776,864)
          Purchase of equity securities...........      (7,724)      (1,004)
          Purchase of real estate.................      (2,008)      (2,110)
          Mortgage loans funded...................     (31,662)     (39,223)
          Repayments of mortgage loans............      65,584       29,940
          Change in policy loans..................         546          168
          Change in short-term investments........     (22,470)      78,502
          Sales or distributions of other
            long-term investments.................      12,320        6,264
          Investments in other long-term
            investments...........................     (14,964)       2,277
          Other - net.............................      (1,831)      (4,119)
                                                   -----------  -----------
   Net cash provided by (used in) investing
     activities...................................     (16,153)     (91,903)

   Cash flows from financing activities:
          Deposits on policyholder contracts......      54,699      137,191
          Withdrawals on policyholder
            contracts.............................    (424,853)    (331,085)
                                                   -----------  -----------
   Net cash provided by (used in) financing
     activities...................................    (370,154)    (193,894)
                                                   -----------  -----------
   Change in cash.................................      (2,282)      (2,275)
   Cash at beginning of period....................       2,282        2,275
                                                   -----------  -----------
   Cash at end of year............................ $        --  $        --
                                                   ===========  ===========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                      STATEMENTS OF COMPREHENSIVE INCOME
                                (in thousands)
                                  (Unaudited)

                                                      Nine months ended
                                                        September 30,
                                                     ------------------
                                                       2005      2004
                                                     --------  --------
       Comprehensive income

       Net income................................... $114,434  $106,659

       Other comprehensive income

       Change in net unrealized appreciation
         (depreciation) of investments - net of
         reclassifications..........................  (81,630)   33,704
          Deferred income tax benefit (expense) on
            above changes...........................   28,608   (11,673)
                                                     --------  --------
       Other comprehensive income (loss)............  (53,022)   22,031
                                                     --------  --------
       Comprehensive income......................... $ 61,412  $128,690
                                                     ========  ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Summary of Significant Accounting Policies

   Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

   The interim financial statements for the nine month periods are unaudited; however, in the opinion of management, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of the financial statements have been included. The nature of the Company's business is such that the results of any interim period are not necessarily indicative of results for a full year. In presenting the Financial Statements, management makes estimates that affect the reported amounts and disclosures in the financial statements. Therefore, actual results could differ from those estimates and could have a material impact on the financial statements, and it is possible that such changes could occur in the near term.

   Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation.

2. Other Events

   On February 9, 2006, American International Group, Inc. (AIG) announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance (DOI). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company will need to obtain permission from the SEC to continue to provide its variable annuities. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

   Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

                                    PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial statements. Financial Statements of the Variable Account incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-63412/8l1-04865) filed on May 2, 2005, Accession No. 0001193125-05-091948. Financial statements of the Guarantor, incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-63412/811-04865) filed on October 24, 2005, Accession No. 0001193125-05-206460.

     The following financial statements are included herein to this Registration Statement:

     (1) Restated audited consolidated financial statements of American International Life Assurance Company of New York for the year ended December 31, 2004 (restated), for the year ended December 31, 2003 (restated) and for the year ended
                 December 31, 2002 (restated).

     (2) Unaudited Financial Statements as of September 30, 2005 - American International Life Assurance Company of New York.

     (3) Unaudited Financial Statements as of September 30, 2005 - American International Life Assurance Company of New York Variable Account A.

(b)  Exhibits.

     (1) Certificate of Resolution for American International Life Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

     (2)         N/A

     (3)(a) Distribution Agreement between American International Life Assurance Company of New York and American General Equity Services Corporation, effective May 1, 2003. (8)

     (3)(b)      Form of Selling Group Agreement. (11)

     (4)(a) Form of Individual Variable Annuity Single Purchase Payment Policy (45649-4/87). (1)

     (4)(b)      Form of Individual Variable Annuity Policy (21VAN0896NY). (1)

     (4)(c)      Form of Group Variable Annuity Policy (21GVAN897NY). (1)

     (4)(d)      Form of Variable Annuity Certificate of Coverage(26GVAN897NY).
                 (1)

     (4)(e)      Form of Group Immediate Variable Annuity Contract
                 (21GVIA1000). (2)

     (4)(f) Form of Individual Variable Annuity Policy (26GVIA1000) and Certificate Schedule. (2)

     (4)(g)      Form of Group Variable Annuity Group Contract (21GVAN999). (3)

     (4)(h)      Form of Variable Annuity Certificate of Coverage
                 (26GVAN999NY). (3)

     (4)(i) Form of Immediate Variable Annuity Certificate of Coverage and Contract (26GVIA1000). (5)

     (4)(j) Form of Variable Annuity Certificate of Coverage and Contract (26GNSVAN800). (4)

     (4)(k) Form of Endorsement - Initial Allocation of Net Single Premium (No. 26GVMM403). (10)

     (4)(l) Form of Single Premium Group Immediate Variable Annuity Nonparticipating Contract, Form No. 21GVIA1000. (13)

     (4)(m) Form of Single Premium Immediate Variable Annuity Nonparticipating Certificate of Coverage, Form No. 26GVIA1000.
                 (13)

     (4)(n)      Form of Certificate Schedule, Form No. 14EGAN403. (13)

     (5)(a)      Form of Single Premium Variable Annuity Application (52971
                 11/96). (1)

     (5)(b)      Form of Group Variable Annuity Application (24GVAN897). (1)

     (6)(a) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

     (6)(b) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

     (6)(c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

     (6)(d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

     (6)(e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

     (6)(f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

     (6)(g) Amended and Restated Bylaws of American International Life Assurance Company of New York, adopted July 25, 2002. (8)

     (7)         N/A

     (8)(a)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (8)

     (8)(a)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated
                 May 21, 1975. (8)

     (8)(a)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated
                 February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated September 23, 1975. (8)

     (8)(a)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated December 30, 1998. (8)

     (8)(a)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002. (8)

     (8)(a)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002. (11)

     (8)(a)(vii) Form of Addendum No. 32 to Service and Expense Agreement dated
                 February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (12)

     (8)(b)(i) Form of Participation Agreement between American International Life Assurance Company of New York and Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd, dated May 15, 1998. (5)

     (8)(b)(ii) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management, Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd,
                 LLP) and American International Life Assurance Company of New York, dated October 1, 2001. (8)

     (8)(c)(i) Form of Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. dated December 27, 2001. (5)

     (8)(c)(ii) Form of Addendum to Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. (9)

     (8)(d) Form of Fund Participation Agreement between American International Life Assurance Company of New York and Alliance Global Investor Services, Inc. dated February, 2002. (6)

     (8)(e) Form of Business Agreement between American International Life Assurance Company of New York and American Funds Distributors, Inc. dated February, 2002. (6)

     (8)(f) Form of Master Shareholder Services Agreement between American International Life Assurance Company of New York and Franklin Templeton Funds dated February, 2002. (6)

     (8)(g) Form of Fund Participation Agreement between American International Life Assurance Company of New York and Liberty Funds Services, Inc. (now known as Columbia) dated
                 February, 2002. (6)

     (8)(h) Form of Participation Agreement between American International Life Assurance Company of New York and MFS Fund Distributors, Inc. dated February, 2002. (6)

     (8)(i) Form of Participation Agreement between American International Life Assurance Company of New York and Oppenheimer Funds Distributor, Inc. dated February, 2002. (6)

     (8)(j) Form of Participation Agreement between American International Life Assurance Company of New York and Putnam Retail management, L.P. dated February, 2002. (6)

     (8)(k) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York. (9)

     (8)(l) General Guarantee Agreement from National Union Fire Insurance Company of Pittsburgh, Pa. on behalf of American International Life Assurance Company of New York. (14)

     (8)(m) AIG Support Agreement between American International Life Assurance Company of New York and American International Group, Inc. (14)

     (9)(a) Opinion and Consent of Counsel, Kenneth D. Walma, for American International Life Assurance Company of New York, dated May 1, 2002. (7)

     (9)(b) Opinion and Consent of Saul Ewing LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (15)

     (9)(c) Opinion and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (15)

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP. (Filed herewith)

     (11)        N/A

     (12)        N/A

     (13)(a) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa. (Filed herewith)
--------
(1) Incorporated by reference to Registrant 's Post-Effective Amendment No. 10 to Form N-4 (File No. 33-39170) of Variable Account A of American International Life Assurance Company of New York filed on October 27, 1998.
(2) Incorporated by reference to Registrant's Registration Statement to N-4 (File No. 33-63412) of Variable Account A of American International Life Assurance Company of New York filed on June 20, 2001.
(3)  Incorporated by reference to Registrant's Registration Statement on
     Form N-4 (File No. 333-63730) of Variable Account A of American International Life Assurance Company of New York filed on June 25, 2001.
(4)  Incorporated by reference to Registrant's Registration Statement on
     Form N-4 (File No. 333-67866) of Variable Account A of American International Life Assurance Company of New York filed on August 17, 2001.
(5)  Incorporated by reference to Registrant's Registration Statement on
     Form N-4 (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on December 28, 2001.
(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on February 13, 2002.
(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on May 1, 2002.
(8) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on
     April 25, 2003.
(9) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on
     April 25, 2003.

(10) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on October 17, 2003.
(11) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on
     April 27, 2004.
(12) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on May 2, 2005.
(13) Incorporated by reference to the initial filing of Form N-4 Registration Statement (File No. 333-108724) of Variable Account A of American International Life Assurance Company of New York filed on September 12, 2003.
(14) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on
     August 12, 2005.
(15) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on October 24, 2005.

Item 25. Directors and Officers of the Depositor

                        Positions and Offices with Depositor
Name and Principal      American International Life Assurance Company
Business Address        of New York
------------------      ------------------------------------------------------
Rodney O. Martin, Jr.   Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff     Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz          Director, President and Chief Executive Officer
830 Third Avenue
New York, NY 10022

                               Positions and Offices with Depositor
Name and Principal             American International Life Assurance Company
Business Address               of New York
------------------             -----------------------------------------------
Marion E. Fajen                Director
5608 N. Water Bury Rd.
Des Moines, IA 50312

Patrick J. Foley               Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Mary Jane Fortin               Director, Chief Financial Officer and
2929 Allen Parkway             Executive Vice President
Houston, TX 77019

Cecil C. Gamwell, III          Director
419 W. Beach Rd.
Charleston, RI 02813

Jack R. Harnes                 Director
70 Pine Street
New York, NY 10270

David L. Herzog                Director
70 Pine Street
New York, NY 10270

Richard A. Hollar              Director
750 West Virginia Street
Milwaukee, WI 53204

John I. Howell                 Director
Indian Rock Corp.
263 Glenville Rd., 2nd Floor
Greenwich, CT 06831

Rodney O. Martin, Jr.          Director
2929 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis             Director
70 Pine Street
New York, NY 10270

                            Positions and Offices with Depositor
 Name and Principal         American International Life Assurance Company
 Business Address           of New York
 ------------------         -------------------------------------------------
 Gary D. Reddick            Director, Executive Vice President and
 2929 Allen Parkway         Chief Administrative Officer
 Houston, TX 77019

 Christopher J. Swift       Director
 2929 Allen Parkway
 Houston, TX 77019

 James W. Weakley           Director, President and Chief Executive
 2929 Allen Parkway         Officer-Group
 Houston, TX 77019          Benefits & Financial Institutions, and AIG
                            Workplace
                            Solutions Profit Center

 Thomas L. Booker           President-Annuity Profit Center
 2727 Allen Parkway
 Houston, TX 77019

 Richard A. Hollar          President and Chief Executive Officer-Life
 750 West Virginia Street   Brokerage
 Milwaukee, WI 53204        Profit Center

 David R. Armstrong         Executive Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 Chris T. Calos             Executive Vice President
 3600 Route 66
 Neptune, NJ 07754

 Erik A. Baden              Senior Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Wayne A. Barnard           Senior Vice President and Illustration Actuary
 2929 Allen Parkway
 Houston, TX 77019

 Robert M. Beuerlein        Senior Vice President and Chief Actuary
 2727-A Allen Parkway
 Houston, TX 77019

                          Positions and Offices with Depositor
 Name and Principal       American International Life Assurance Company
 Business Address         of New York
 ------------------       ----------------------------------------------------
 Patricia A. Bosi         Senior Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 Jeffrey H. Carlson       Senior Vice President and Chief Information Officer
 2727-A Allen Parkway
 Houston, TX 77019

 James A. Galli           Senior Vice President and
 830 Third Avenue         Chief Business Development Officer
 New York, NY 10022

 Robert M. Goldbloom      Senior Vice President
 70 Pine Street
 New York, NY 10270

 William F. Guterding     Senior Vice President and Chief Underwriting Officer
 830 Third Avenue
 New York, NY 10022

 Robert F. Herbert, Jr.   Senior Vice President, Treasurer and Comptroller
 2727-A Allen Parkway
 Houston, TX 77019

 S. Douglas Israel        Senior Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Kyle L. Jennings         Senior Vice President and General Counsel
 2929 Allen Parkway
 Houston, TX 77019

 Althea R. Johnson        Senior Vice President
 2929 Allen Parkway
 Houston, TX 77019

                             Positions and Offices with Depositor
  Name and Principal         American International Life Assurance Company
  Business Address           of New York
  ------------------         ---------------------------------------------------
  Glen D. Keller             Senior Vice President
  2727 Allen Parkway
  Houston, TX 77019

  Frank A. Kophamel          Senior Vice President
  3600 Route 66
  Neptune, NJ 07754

  Simon J. Leech             Senior Vice President
  2727-A Allen Parkway
  Houston, TX 77019

  Mark R. McGuire            Senior Vice President
  2727-A Allen Parkway
  Houston, TX 77019

  Laura W. Milazzo           Senior Vice President
  2727 Allen Parkway
  Houston, TX 77019

  William J. Packer          Senior Vice President
  3600 Route 66
  Neptune, NJ 07754

  Barry Pelleterri           Senior Vice President
  3600 Route 66
  Neptune, NJ 07754

  John W. Penko              Senior Vice President
  2727 Allen Parkway
  Houston, TX 77019

  A. Hasan Qureshi           Senior Vice President and Illustration Actuary
  1 ALICO Plaza
  600 King Street
  Wilmington, DE 19801

  James P. Steele            Senior Vice President
  205 E. 10th Avenue
  Amarillo, TX 79101

                               Positions and Offices with Depositor
  Name and Principal           American International Life Assurance Company
  Business Address             of New York
  ------------------           -------------------------------------------------
  Robert E. Steele             Senior Vice President
  205 E. 10th Avenue
  Amarillo, TX 79101

  Steven E. Zimmerman          Senior Vice President and Medical Director
  2727 Allen Parkway
  Houston, TX 77019

  Edward F. Bacon              Vice President
  2727-A Allen Parkway
  Houston, TX 77019

  Joan M. Bartel               Vice President
  2727 Allen Parkway
  Houston, TX 77019

  Walter E. Bednarski          Vice President
  3600 Route 66
  Neptune, NJ 07754-1580

  Michael B. Boesen            Vice President
  2727-A Allen Parkway
  Houston, TX 77019

  David R. Brady               Vice President
  70 Pine Street
  New York, NY 10270

  Stephen J. Brenneman         Vice President
  1 Alico Plaza
  600 King Street
  Wilmington, DE 19801

  Robert W. Busby              Vice President
  3600 Route 66
  Neptune, NJ 07754-1580

                            Positions and Offices with Depositor
 Name and Principal         American International Life Assurance Company
 Business Address           of New York
 ------------------         -------------------------------------------------
 David W. Butterfield       Vice President
 3600 Route 66
 Neptune, NJ 07754

 Joseph S. Cella            Vice President
 70 Pine Street
 New York, NY 10270

 Robert W. Chesner          Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Douglas M. Donnenfield     Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Donna F. Fahey             Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 Farideh N. Farrokhi        Vice President and Assistant Secretary
 2727-A Allen Parkway
 Houston, TX 77019

 Kevin P. Fitzpatrick       Vice President and Real Estate Investment Officer
 1 Chase Manhattan Plaza
 New York, NY 10005

 Richard L. Gravette        Vice President and Assistant Treasurer
 2727-A Allen Parkway
 Houston, TX 77019

 Kenneth J. Griesemer       Vice President
 6363 Forest Park Rd.
 Dallas, TX 75235

 Joel H. Hammer             Vice President
 1 Chase Manhattan Plaza
 New York, NY 10005

                            Positions and Offices with Depositor
 Name and Principal         American International Life Assurance Company
 Business Address           of New York
 ------------------         --------------------------------------------------
 Neal C. Hasty              Vice President
 6363 Forest Park Rd.
 Dallas, TX 75235

 Keith C. Honig             Vice President
 1999 Avenue of the Stars
 Los Angeles, CA 90067

 Karen M. Isaacs            Vice President
 3600 Route 66
 Neptune, NJ 07754

 David S. Jorgensen         Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Gary J. Kleinman           Vice President and Real Estate Investment Officer
 1 Chase Manhattan Plaza
 New York, NY 10005

 Randy J. Marash            Vice President
 3600 Route 66
 Neptune, NJ 07754

 W. Larry Mask              Vice President, Real Estate Investment Officer and
 2929 Allen Parkway         Assistant Secretary
 Houston, TX 77019

 Gordon S. Massie           Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Richard D. McFarland       Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Richard A. Mercante        Vice President
 175 Water Street
 New York, NY 10038

                             Positions and Offices with Depositor
 Name and Principal          American International Life Assurance Company
 Business Address            of New York
 ------------------          --------------------------------------------------
 Deanna Osmonson             Vice President and Chief Compliance Officer
 2727 Allen Parkway
 Houston, TX 77019

 Rembert R. Owen, Jr.        Vice President, Real Estate Investment Officer and
 2929 Allen Parkway          Assistant Secretary
 Houston, TX 77019

 Kirsten M. Pedersen         Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Rodney E. Rishel            Vice President
 American General Center
 2000 American General Way
 Brentwood, TN 37027

 Walter J. Rudecki, Jr.      Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Dale W. Sachtleben          Vice President
 1 Franklin Square
 Springfield, IL 62713

 Kristin E. Sather           Vice President
 1 Chase Manhattan Plaza
 New York, NY 10005

 Richard W. Scott            Vice President and Chief Investment Officer
 70 Pine Street
 New York, NY 10270

 Tom L. Scott                Vice President and General Auditor
 2929 Allen Parkway
 Houston, TX 77019

 T. Clay Spires              Vice President and Tax Officer
 2727-A Allen Parkway
 Houston, TX 77019

                         Positions and Offices with Depositor
  Name and Principal     American International Life Assurance Company
  Business Address       of New York
  ------------------     ---------------------------------------------------
  Veronica Torralba      Vice President
  2929 Allen Parkway
  Houston, TX 77019

  Richard P. Vegh        Vice President
  3600 Route 66
  Neptune, NJ 07754

  Susan J. Wilhite       Vice President
  One Woodfield Lake
  Schaumberg, IL 60173

  Ronald Williams        Vice President
  3600 Route 66
  Neptune, NJ 07754

  Elizabeth M. Tuck      Secretary
  70 Pine Street
  New York, NY 10270

  Lauren W. Jones        Assistant Secretary
  2929 Allen Parkway
  Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-06-003276, filed March 16, 2006.

                              SUBSIDIARIES OF AIG

                                                                               Percentage
                                                                               of Voting
                                                                               Securities
                                                             Jurisdiction of  Owned by its
                                                              Incorporation    Immediate
                                                             or Organization  Parent/(2)/
                                                             ---------------- ------------
American International Group, Inc./(1)/.....................      Delaware...          /(3)/
  AIG Aviation, Inc.........................................       Georgia...      100
  AIG Bulgaria Insurance and Reinsurance Company EAD........      Bulgaria...      100
  AIG Capital Corporation...................................      Delaware...      100
   AIG Consumer Finance Group, Inc..........................      Delaware...      100
     AIG Bank Polska S.A....................................        Poland...    97.23
     AIG Credit S.A.........................................        Poland...       80
     Compania Financiera Argentina S.A......................     Argentina...     92.7
   AIG Finance Holdings, Inc................................      New York...      100
     AIG Finance (Hong Kong) Limited........................     Hong Kong...      100
   AIG Global Asset Management Holdings Corp................      Delaware...      100
     AIG Asset Management Services, Inc.....................      Delaware...      100
       Brazos Capital Management, L.P.......................      Delaware...       92
     AIG Capital Partners, Inc..............................      Delaware...      100
     AIG Equity Sales Corp..................................      New York...      100
     AIG Global Investment Corp.............................    New Jersey...      100
   International Lease Finance Corporation..................    California...    64.85 /(4)/
   AIG Global Real Estate Investment Corp...................      Delaware...      100
  AIG Credit Corp...........................................      Delaware...      100
   A.I. Credit Corp......................................... New Hampshire...      100
   Imperial Premium Finance, Inc............................    California...      100
   Imperial Premium Finance, Inc............................      Delaware...      100
  AIG Egypt Insurance Company, S.A.E........................         Egypt...    89.98
  AIG Federal Savings Bank..................................      Delaware...      100
  AIG Financial Advisor Services, Inc.......................      Delaware...      100
   AIG Financial Advisor Services (Europe), S.A.............    Luxembourg...      100
  AIG Financial Products Corp...............................      Delaware...      100
   AIG Matched Funding Corp.................................      Delaware...      100
   Banque AIG...............................................        France...       90 /(5)/
  AIG Funding, Inc..........................................      Delaware...      100
  AIG Global Trade & Political Risk Insurance Company.......    New Jersey...      100
  A.I.G. Golden Insurance Ltd...............................        Israel...    50.01
  AIG Life Insurance Company................................      Delaware...       79 /(6)/
  AIG Life Insurance Company of Canada......................        Canada...      100
  AIG Life Insurance Company of Puerto Rico.................   Puerto Rico...      100
  AIG Liquidity Corp........................................      Delaware...      100
  AIG Marketing, Inc........................................      Delaware...      100
  AIG Memsa, Inc............................................      Delaware...      100 /(7)/
   Tata AIG General Insurance Company Limited...............         India...       26
  AIG Private Bank Ltd......................................   Switzerland...      100
  AIG Retirement Services, Inc..............................      Delaware...      100 /(8)/
   SunAmerica Life Insurance Company........................       Arizona...      100
     SunAmerica Investments, Inc............................       Georgia...       70 /(9)/
       AIG Advisor Group, Inc...............................      Maryland...      100

                              SUBSIDIARIES OF AIG

                                                                                           Percentage
                                                                                           of Voting
                                                                                           Securities
                                                                                            Owned by
                                                                         Jurisdiction of      its
                                                                         Incorporation or  Immediate
                                                                           Organization   Parent/(2)/
                                                                         ---------------- ----------
        Advantage Capital Corporation...................................      New York...     100
        FSC Securities Corporation......................................      Delaware...     100
        Royal Alliance Associates, Inc..................................      Delaware...     100
        Sentra Securities Corporation...................................    California...     100
        Spelman & Co., Inc..............................................    California...     100
        SunAmerica Securities, Inc......................................      Delaware...     100
       AIG SunAmerica Life Assurance Company............................       Arizona...     100 /(10)/
        AIG SunAmerica Asset Management Corp............................      Delaware...     100
          AIG SunAmerica Capital Services. Inc..........................      Delaware...     100
       First SunAmerica Life Insurance Company..........................      New York...     100
 AIG Risk Management, Inc...............................................      New York...     100
 AIG Technologies, Inc.................................................. New Hampshire...     100
 AIGTI, Inc.............................................................      Delaware...     100
 AIG Trading Group Inc..................................................      Delaware...     100
   AIG International, Inc...............................................      Delaware...     100
 AIU Insurance Company..................................................      New York...      52 /(11)/
 AIU North America, Inc.................................................      New York...     100
 American General Corporation...........................................         Texas...     100
   American General Bancassurance Services, Inc.........................      Illinois...     100
   AGC Life Insurance Company...........................................      Missouri...     100
     AIG Assurance Canada...............................................        Canada...     100 /(7)/
     AIG Life of Bermuda, Ltd...........................................       Bermuda...     100
     American General Life and Accident Insurance Company...............     Tennessee...     100
     American General Life Insurance Company............................         Texas...     100
       American General Annuity Service Corporation.....................         Texas...     100
       AIG Enterprise Services, LLC.....................................      Delaware...     100
       American General Equity Services Corporation.....................      Delaware...     100
       American General Life Companies, LLC.............................      Delaware...     100
       The Variable Annuity Life Insurance Company......................         Texas...     100
        VALIC Retirement Services Company...............................         Texas...     100
        VALIC Trust Company.............................................         Texas...     100
     American General Property Insurance Company........................     Tennessee...   51.85 /(12)/
       American General Property Insurance Company of Florida...........       Florida...     100
     AIG Annuity Insurance Company......................................         Texas...     100
     The United States Life Insurance Company in the City of New York...      New York...     100
   American General Finance, Inc........................................       Indiana...     100
     American General Auto Finance, Inc.................................      Delaware...     100
     American General Finance Corporation...............................       Indiana...     100
       MorEquity, Inc...................................................        Nevada...     100
        Wilmington Finance, Inc.........................................      Delaware...     100
       Merit Life Insurance Co..........................................       Indiana...     100
       Yosemite Insurance Company.......................................       Indiana...     100
        CommoLoCo, Inc..................................................   Puerto Rico...     100
     American General Financial Services of Alabama, Inc................       Alabama...     100
   American General Investment Management Corporation...................      Delaware...     100
   American General Realty Investment Corporation.......................         Texas...     100

                              SUBSIDIARIES OF AIG

                                                                                            Percentage
                                                                                            of Voting
                                                                                            Securities
                                                                          Jurisdiction of  Owned by its
                                                                          Incorporation or  Immediate
                                                                            Organization   Parent/(2)/
                                                                          ---------------- ------------
   American General Assurance Company....................................      Illinois...      100
     American General Indemnity Company..................................      Illinois...      100
     USLIFE Credit Life Insurance Company of Arizona.....................       Arizona...      100
   Knickerbocker Corporation.............................................         Texas...      100
  American Home Assurance Company........................................      New York...      100
   AIG Domestic Claims, Inc..............................................      Delaware...       50 /(13)/
   AIG Hawaii Insurance Company, Inc.....................................        Hawaii...      100
     American Pacific Insurance Company, Inc.............................        Hawaii...      100
   American International Insurance Company..............................      New York...      100
     American International Insurance Company of California, Inc.........    California...      100
     American International Insurance Company of New Jersey..............    New Jersey...      100
     Minnesota Insurance Company.........................................     Minnesota...      100
   American International Realty Corp....................................      Delaware...     31.5 /(14)/
   Pine Street Real Estate Holdings Corp................................. New Hampshire...    31.47 /(14)/
   Transatlantic Holdings, Inc...........................................      Delaware...    33.45 /(15)/
     Transatlantic Reinsurance Company...................................      New York...      100
       Putnam Reinsurance Company........................................      New York...      100
       Trans Re Zurich...................................................   Switzerland...      100
  American International Insurance Company of Delaware...................      Delaware...      100
  American International Life Assurance Company of New York..............      New York...    77.52 /(16)/
  American International Reinsurance Company, Ltd........................       Bermuda...      100
   AIG Edison Life Insurance Company.....................................         Japan...       90 /(17)/
   American International Assurance Company, Limited.....................     Hong Kong...      100
   American International Assurance Company (Australia) Limited..........     Australia...      100
   American International Assurance Company (Bermuda) Limited............       Bermuda...      100
     American International Assurance Co. (Vietnam) Limited..............       Vietnam...      100
     Tata AIG Life Insurance Company Limited.............................         India...       26
   Nan Shan Life Insurance Company, Ltd..................................        Taiwan...       95
  American International Underwriters Corporation........................      New York...      100
  American International Underwriters Overseas, Ltd......................       Bermuda...      100
   AIG Europe (Ireland) Limited..........................................       Ireland...      100
   AIG Europe (U.K.) Limited.............................................       England...      100
   AIG Brasil Companhia de Seguros.......................................        Brazil...       50
   Universal Insurance Co., Ltd..........................................      Thailand...      100
   La Seguridad de Centroamerica, Compania de Seguros S.A................     Guatemala...      100
   La Meridional Compania Argentina de Seguros...........................     Argentina...      100
   American International Insurance Company of Puerto Rico...............   Puerto Rico...      100
   A.I.G. Colombia Seguros Generales S.A.................................      Colombia...      100
   American International Underwriters GmBH..............................       Germany...      100
   Underwriters Adjustment Company, Inc..................................        Panama...      100
  American Life Insurance Company........................................      Delaware...      100
   AIG Life (Bulgaria) Z.D. A.D..........................................      Bulgaria...      100
   ALICO, S.A............................................................        France...      100
   First American Polish Life Insurance and Reinsurance Company, S.A.....        Poland...      100
   Inversiones Interamericana S.A. (Chile)...............................         Chile...      100
   Pharaonic American Life Insurance Company.............................         Egypt...    71.63

                              SUBSIDIARIES OF AIG

                                                                                                    Percentage
                                                                                                    of Voting
                                                                                                    Securities
                                                                                  Jurisdiction of  Owned by its
                                                                                  Incorporation or  Immediate
                                                                                    Organization   Parent/(2)/
                                                                                  ---------------- ------------
   Unibanco AIG Seguros S.A......................................................       Brazil...     47.81 /(18)/
 AIG Life Insurance Company (Switzerland) Ltd....................................  Switzerland...       100
 American Security Life Insurance Company, Ltd................................... Lichtenstein...       100
 Birmingham Fire Insurance Company of Pennsylvania............................... Pennsylvania...       100
 China America Insurance Company, Ltd............................................     Delaware...        50
 Commerce and Industry Insurance Company.........................................     New York...       100
 Commerce and Industry Insurance Company of Canada...............................      Ontario...       100
 Delaware American Life Insurance Company........................................     Delaware...       100
 Hawaii Insurance Consultants, Ltd...............................................       Hawaii...       100
 HSB Group, Inc..................................................................     Delaware...       100
   The Hartford Steam Boiler Inspection and Insurance Company....................  Connecticut...       100
     The Hartford Steam Boiler Inspection and Insurance Company of Connecticut...  Connecticut...       100
     HSB Engineering Insurance Limited...........................................      England...       100
       The Boiler Inspection and Insurance Company of Canada.....................       Canada...       100
 The Insurance Company of the State of Pennsylvania.............................. Pennsylvania...       100
 Landmark Insurance Company......................................................   California...       100
 Mt. Mansfield Company, Inc......................................................      Vermont...       100
 National Union Fire Insurance Company of Pittsburgh, Pa......................... Pennsylvania...       100
   American International Specialty Lines Insurance Company......................       Alaska...        70 /(19)/
   Lexington Insurance Company...................................................     Delaware...        70 /(19)/
     AIG Centennial Insurance Company............................................ Pennsylvania...       100
       AIG Premier Insurance Company............................................. Pennsylvania...       100
        AIG Indemnity Insurance Company.......................................... Pennsylvania...       100
       AIG Preferred Insurance Company........................................... Pennsylvania...       100
       AIG Auto Insurance Company of New Jersey..................................   New Jersey...       100
     JI Accident & Fire Insurance Co. Ltd........................................        Japan...        50
   National Union Fire Insurance Company of Louisiana............................    Louisiana...       100
   National Union Fire Insurance Company of Vermont..............................      Vermont...       100
   21st Century Insurance Group..................................................   California...     33.03 /(20)/
     21st Century Insurance Company..............................................   California...       100
     21st Century Casualty Company...............................................   California...       100
     21st Century Insurance Company of the Southwest.............................        Texas...       100
   Starr Excess Liability Insurance Company, Ltd.................................     Delaware...       100
     Starr Excess Liability Insurance International Ltd..........................      Ireland...       100
 NHIG Holding Corp...............................................................     Delaware...       100
   Audubon Insurance Company.....................................................    Louisiana...       100
     Audubon Indemnity Company...................................................  Mississippi...       100
     Agency Management Corporation...............................................    Louisiana...       100
       The Gulf Agency, Inc......................................................      Alabama...       100
   New Hampshire Insurance Company............................................... Pennsylvania...       100
     AIG Europe, S.A.............................................................       France...           /(21)/
     AI Network Corporation......................................................     Delaware...       100
     American International Pacific Insurance Company............................     Colorado...       100
     American International South Insurance Company.............................. Pennsylvania...       100
     Granite State Insurance Company............................................. Pennsylvania...       100
     New Hampshire Indemnity Company, Inc........................................ Pennsylvania...       100

                              SUBSIDIARIES OF AIG

                                                                                          Percentage
                                                                                          of Voting
                                                                                          Securities
                                                                       Jurisdiction of   Owned by its
                                                                       Incorporation or   Immediate
                                                                         Organization    Parent/(2)/
                                                                       ----------------- ------------
       AIG National Insurance Company, Inc............................       New York...      100
     Illinois National Insurance Co...................................       Illinois...      100
     New Hampshire Insurance Services, Inc............................  New Hampshire...      100
   AIG Star Life Insurance Co., Ltd...................................          Japan...      100
 The Philippine American Life and General Insurance Company...........    Philippines...    99.78
   Pacific Union Assurance Company....................................     California...      100
   Philam Equitable Life Assurance Company, Inc.......................    Philippines...    95.31
   Philam Insurance Company, Inc......................................    Philippines...      100
 Risk Specialist Companies, Inc.......................................       Delaware...      100
 United Guaranty Corporation.......................................... North Carolina...    36.3l /(22)/
   United Guaranty Insurance Company.................................. North Carolina...      100
   United Guaranty Mortgage Insurance Company......................... North Carolina...      100
   United Guaranty Mortgage Insurance Company of North Carolina....... North Carolina...      100
   United Guaranty Partners Insurance Company.........................        Vermont...       80
   United Guaranty Residential Insurance Company of North Carolina.... North Carolina...      100
   United Guaranty Residential Insurance Company...................... North Carolina...    75.03 /(23)/
     United Guaranty Commercial Insurance Company of North Carolina... North Carolina...      100
     United Guaranty Mortgage Indemnity Company....................... North Carolina...      100
     United Guaranty Credit Insurance Company......................... North Carolina...      100
   United Guaranty Services, Inc...................................... North Carolina...      100

--------
(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on March 16, 2006. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and
     2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Indirect wholly-owned subsidiary.
(8)  Formerly known as AIG SunAmerica Inc.
(9)  Also owned 30 percent by AIG Retirement Services, Inc.
(10) Formerly known as Anchor National Life Insurance Company.
(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13) Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
(14) Also owned by 11 other AIG subsidiaries.
(15) Also owned 25.95 percent by AIG.
(16) Also owned 22.48 percent by American Home Assurance Company.
(17) Also owned ten percent by a subsidiary of American Life Insurance Company.

(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(20) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(21) 100 percent to be held with other AIG companies.
(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
     0.86 percent by The Insurance Company of the State of Pennsylvania.
(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American International Life Assurance Company of New York (Depositor).

Item 27. Number of Contract Owners

As of March 1, 2006, there was one (1) owner of contracts of the class covered by this registration statement, one (1) qualified contract and zero
(0) non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

American International Life Assurance Company of New York

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account B of American International Life Assurance Company of New York, which offers interests in variable life policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American International Life Assurance Company of New York affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

   Name and Principal           Positions and Offices with Underwriter
   Business Address             American General Equity Services Corporation
   ----------------------       -----------------------------------------------
   Rodney O. Martin, Jr.        Director and Chairman of the Board of Directors
   2929 Allen Parkway
   Houston, TX 77019

   Mark R. McGuire              Director and Senior Vice President
   2727 Allen Parkway
   Houston, TX 77019

   Ernest T. Patrikis           Director
   70 Pine Street
   New York, NY 10270

   Gary D. Reddick              Director
   2929 Allen Parkway
   Houston, TX 77019

   Royce G. Imhoff, II          President and Chief Executive Officer
   2929 Allen Parkway
   Houston, TX 77019

   Robert F. Herbert, Jr.       Vice President
   2727-A Allen Parkway
   Houston, TX 77019

   Deanna D. Osmonson           Vice President, Chief Compliance Officer and
   2727 Allen Parkway           Anti-Money Laundering Compliance Officer
   Houston, TX 77019

 Name and Principal     Positions and Offices with Underwriter
 Business Address       American General Equity Services Corporation
 ------------------     -----------------------------------------------------
 Tammi L. Willy         Vice President, Treasurer and Controller
 2727 Allen Parkway
 Houston, TX 77019

 T. Clay Spires         Tax Officer
 2727-A Allen Parkway
 Houston, TX 77019

 Elizabeth M. Tuck      Secretary
 70 Pine Street
 New York, NY 10270

 Sarah Hosker           Assistant Secretary
 70 Pine Street
 New York, NY 10270

 Lauren W. Jones        Assistant Secretary
 2929 Allen Parkway
 Houston, TX 77019

 David M. Robinson      Assistant Secretary
 2929 Allen Parkway
 Houston, TX 77019

 John D. Fleming        Assistant Treasurer
 2929 Allen Parkway
 Houston, TX 77019

 Barbara J. Moore       Assistant Tax Officer
 2919 Allen Parkway
 Houston, TX 77019

(c) Compensation From the Registrant.

                                Net
                           Underwriting
 Name of Principal         Discounts and Compensation   Brokerage
 Underwriter                Commissions  on Redemption Commissions Compensation
 -----------------         ------------- ------------- ----------- ------------
 American General Equity
   Services Corporation...       0             0            0           0

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American International Life Assurance Company of New York at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a) Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(b) Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of National Union in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain current financial statements of National Union, free of charge upon a contract owner's request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26)(e)(2)(A) of the Investment Company Act of 1940

American International Life Assurance Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American International Life Assurance Company of New York.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account A of American International Life Assurance Company of New York, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(a) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 23rd day of March, 2006.


                                        VARIABLE ACCOUNT A OF AMERICAN
                                        INTERNATIONAL LIFE ASSURANCE COMPANY
                                        OF NEW YORK
                                        (Registrant)

                                    BY: AMERICAN INTERNATIONAL LIFE ASSURANCE
                                        COMPANY OF NEW YORK
                                        (On behalf of the Registrant and itself)

                                    BY: ROBERT F. HERBERT, JR.
                                        ---------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                          AND COMPTROLLER

                                     AIL-1

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, in the capacities and on the dates indicated.

Signature                   Title                          Date
---------------------       -----------------------------  --------------

RODNEY O. MARTIN, JR.       Director, Chairman,            March 23, 2006
---------------------       President and Chief
RODNEY O. MARTIN, JR.       Executive Officer

MARY JANE FORTIN            Director, Chief Financial      March 23, 2006
---------------------       Officer and Executive Vice
MARY JANE FORTIN            President

M. BERNARD AIDINOFF         Director                       March 23, 2006
---------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ              Director                       March 23, 2006
---------------------
DAVID J. DIETZ

MARION E. FAJEN             Director                       March 23, 2006
---------------------
MARION E. FAJEN

PATRICK J. FOLEY            Director                       March 23, 2006
---------------------
PATRICK J. FOLEY

CECIL C. GAMWELL III        Director                       March 23, 2006
---------------------
CECIL C. GAMWELL III

                                    AIL - 2

Signature                  Title                Date
--------------------       -------------------  --------------

JACK R. HARNES             Director             March 23, 2006
--------------------
JACK R. HARNES

DAVID L. HERZOG            Director             March 23, 2006
--------------------
DAVID L. HERZOG

RICHARD A. HOLLAR          Director             March 23, 2006
--------------------
RICHARD A. HOLLAR

JOHN I. HOWELL             Director             March 23, 2006
--------------------
JOHN I. HOWELL

ERNEST T. PATRIKIS         Director             March 23, 2006
--------------------
ERNEST T. PATRIKIS

GARY D. REDDICK            Director             March 23, 2006
--------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT       Director             March 23, 2006
--------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY           Director             March 23, 2006
--------------------
JAMES W. WEAKLEY

                                    AIL - 3

                                                                      333-63412
                                                                      811-04865

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 23rd day of March, 2006.

                                                 NATIONAL UNION FIRE INSURANCE
                                                 COMPANY OF PITTSBURGH, PA.

                                             BY: ROBERT S. SCHIMEK
                                                 -----------------------------
                                                 ROBERT S. SCHIMEK
                                                 SENIOR VICE PRESIDENT
                                                   AND TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                  Title                          Date
--------------------       -----------------------------  --------------

*KRISTIAN P. MOOR          Director and Chairman          March 23, 2006
--------------------
 KRISTIAN P. MOOR

*JOHN W. KEOGH             Director, President and        March 23, 2006
--------------------       Chief Executive Officer
 JOHN W. KEOGH

*ROBERT S. SCHIMEK         Director, Senior Vice          March 23, 2006
--------------------       President and Treasurer
 ROBERT S. SCHIMEK

*M. BERNARD AIDINOFF       Director                       March 23, 2006
--------------------
 M. BERNARD AIDINOFF

*STEVEN J. BENSINGER       Director                       March 23, 2006
--------------------
 STEVEN J. BENSINGER

*CHARLES H. DANGELO        Director                       March 23, 2006
--------------------
 CHARLES H. DANGELO

*DAVID L. HERZOG           Director                       March 23, 2006
--------------------
 DAVID L. HERZOG

*ROBERT E. LEWIS           Director                       March 23, 2006
--------------------
 ROBERT E. LEWIS

Signature                 Title                          Date
-------------------       -----------------------------  --------------

*WIN J. NEUGER            Director                       March 23, 2006
-------------------
 WIN J. NEUGER

*ERNEST T. PATRIKIS       Director                       March 23, 2006
-------------------
 ERNEST T. PATRIKIS

*ROBERT M. SANDLER        Director                       March 23, 2006
-------------------
 ROBERT M. SANDLER

*NICHOLAS S. TYLER        Director                       March 23, 2006
-------------------
 NICHOLAS S. TYLER

*NICHOLAS C. WALSH        Director                       March 23, 2006
-------------------
 NICHOLAS C. WALSH


* BY: ROBERT S. SCHIMEK
      -----------------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT
      (Exhibit 13(a) to the Registration Statement)

                                 EXHIBIT INDEX

Item 24. Exhibits

  (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

  (13)(a) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa.

                                      E-1